                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. [ ]

                      [ ] Post-Effective Amendment No. [ ]

                        (Check Appropriate Box or Boxes)

                        Seligman Value Fund Series, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

       5228 Ameriprise Financial Center   Minneapolis    MN        55474
           (Number and Street)              (City)     (State)   (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine. It is proposed that this filing will become effective on April 1, 2009.

                                RIVERSOURCE FUNDS
                        [734 Ameriprise Financial Center
                          Minneapolis, Minnesota 55474]

                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

                             TO BE HELD JUNE 2, 2009

                       RIVERSOURCE GLOBAL TECHNOLOGY FUND
                             RIVERSOURCE GROWTH FUND
                        RIVERSOURCE LARGE CAP VALUE FUND
                      RIVERSOURCE SMALL CAP ADVANTAGE FUND

A Joint Special Meeting of Shareholders (the "Meeting") of each of the RiverSource Funds listed above will be held at 10:00 a.m. CDT on June 2, 2009, at The Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the [room name] on the [floor number] floor. At the Meeting, shareholders will consider the following proposals with respect to their Selling Fund:

  To approve an Agreement and Plan of Reorganization by and among the Selling Fund, its corresponding Buying Fund and RiverSource Investments, LLC (the "Agreement and Plan of Reorganization"). Each Selling Fund will vote separately on the relevant proposal as indicated below:

PROPOSAL                   SELLING FUND                            BUYING FUND
1                          RiverSource Global Technology Fund      Seligman Global Technology Fund
2                          RiverSource Growth Fund                 Seligman Growth Fund, Inc.
3                          RiverSource Large Cap Value Fund        RiverSource Equity Value Fund
4                          RiverSource Small Cap Advantage Fund    Seligman Smaller-Cap Value Fund


  Pursuant to the Agreement and Plan of Reorganization, each Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Please take some time to read the combined proxy statement/prospectus. It discusses these proposals in more detail. If you were a shareholder on April 3, 2009, you may vote at the Meeting or at any adjournment or postponement of the Meeting. We hope you can attend the Meeting. If you cannot attend, please vote by telephone, internet or mail. Just follow the instructions on the enclosed proxy card. If you have questions, please call toll free at (866) 438-8932. It is important that you vote. The Board of Directors of each Selling Fund recommends that you vote FOR the proposal applicable to it. The combined proxy statement/prospectus is expected to be mailed to shareholders on or about April 4, 2009.

                                             By order of the Boards of Directors

                                             Scott R. Plummer, Secretary
                                             April 4, 2009



                       RIVERSOURCE GLOBAL TECHNOLOGY FUND
                             RIVERSOURCE GROWTH FUND
                        RIVERSOURCE LARGE CAP VALUE FUND
                      RIVERSOURCE SMALL CAP ADVANTAGE FUND

                       COMBINED PROXY STATEMENT/PROSPECTUS

                               DATED APRIL 4, 2009

This document is a proxy statement for each Selling Fund (as defined below) and a prospectus for each Buying Fund (as defined below). The address and telephone number of each Selling Fund and Buying Fund is [734 Ameriprise Financial Center, Minneapolis, Minnesota 55474] and [(888) 791-3380]. This combined proxy statement/prospectus and the enclosed proxy card are expected to be mailed to shareholders ("shareholders" or "stockholders") beginning on or about April 4, 2009. This combined proxy statement/prospectus contains information you should know before voting on the following proposals with respect to your Selling Fund, as indicated below:


                                                                                  TO BE VOTED ON
PROPOSAL                                                                          BY SHAREHOLDERS OF:
----------------------------------------------------------------------------------------------------------------------
1.   To approve the Agreement and Plan of Reorganization (the "Agreement") by     RiverSource Global Technology Fund
     and among RiverSource Global Technology Fund ("RiverSource Global
     Technology" or the "Selling Fund"), a series of RiverSource Global
     Series, Inc., Seligman Global Technology Fund ("Seligman Global
     Technology" or the "Buying Fund"), a series of Seligman Global Fund
     Series, Inc., and RiverSource Investments, LLC. Under this Agreement, the
     Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling
     Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.
     SELLING FUND          BUYING FUND

     Class A               Class A
     Class B               Class B
     Class C               Class C
     Class I               Class I
     Class R4              Class R4

----------------------------------------------------------------------------------------------------------------------
2.   To approve the Agreement and Plan of Reorganization (the "Agreement") by     RiverSource Growth Fund
     and among RiverSource Growth Fund ("RiverSource Growth" or the "Selling
     Fund"), a series of RiverSource Large Cap Series, Inc., Seligman Growth
     Fund, Inc. ("Seligman Growth" or the "Buying Fund"), and RiverSource
     Investments, LLC. Under this Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the
     Buying Fund of all of the liabilities of the Selling Fund. The Buying
     Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.
     SELLING FUND          BUYING FUND

     Class A               Class A
     Class B               Class B
     Class C               Class C
     Class I               Class I
     Class R2              Class R*
     Class R3              Class R3
     Class R4              Class R4
     Class R5              Class I*

----------------------------------------------------------------------------------------------------------------------


                                        1



                                                                                  TO BE VOTED ON
PROPOSAL                                                                          BY SHAREHOLDERS OF:
----------------------------------------------------------------------------------------------------------------------
3.   To approve the Agreement and Plan of Reorganization (the "Agreement") by     RiverSource Large Cap Value Fund
     and among RiverSource Large Cap Value Fund ("RiverSource Large Cap Value"
     or the "Selling Fund"), a series of RiverSource Large Cap Series, Inc.,
     RiverSource Equity Value Fund ("RiverSource Equity Value" or the "Buying
     Fund"), a series of RiverSource Strategy Series, Inc., and RiverSource
     Investments, LLC. Under this Agreement, the Selling Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the
     Buying Fund of all of the liabilities of the Selling Fund. The Buying
     Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.
     SELLING FUND          BUYING FUND

     Class A               Class A
     Class B               Class B
     Class C               Class C
     Class I               Class I
     Class R2              Class R2
     Class R3              Class R3
     Class R4              Class R4
     Class R5              Class R5

----------------------------------------------------------------------------------------------------------------------
4.   To approve the Agreement and Plan of Reorganization (the "Agreement") by     RiverSource Small Cap Advantage Fund
     and among RiverSource Small Cap Advantage Fund ("RiverSource Small Cap
     Advantage" or the "Selling Fund"), a series of RiverSource Strategy
     Series, Inc., Seligman Smaller-Cap Value Fund ("Seligman Smaller-Cap
     Value" or the "Buying Fund"), a series of Seligman Value Fund Series,
     Inc., and RiverSource Investments, LLC. Under this Agreement, the Selling
     Fund will transfer all of its assets attributable to each class of its shares to the corresponding Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling
     Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.
     SELLING FUND          BUYING FUND

     Class A               Class A
     Class B               Class B
     Class C               Class C
     Class I               Class I
     Class R2              Class R*
     Class R3              Class R3
     Class R4              Class R4
     Class R5              Class I*

----------------------------------------------------------------------------------------------------------------------


* Effective May 9, 2009, the Class R and Class I shares of the Seligman Funds will be redesignated as Class R2 and Class R5 shares, respectively. However, for convenience of reference, this combined proxy statement/prospectus refers to each class of shares by its designation as of the date of this proxy statement/prospectus.

These proposals will be considered by shareholders of the Selling Funds at a joint special meeting of such shareholders (the "Meeting") that will be held at 10:00 a.m. CDT on June 2, 2009, at The Marquette Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the [room name] on the [floor number] floor. Each of the Selling Funds and the Buying Funds (collectively, the "Funds") is a registered open-end management investment company (or a series thereof) and is part of the RiverSource Group of Funds, which includes funds branded "RiverSource" and "Seligman". Please read this combined proxy statement/prospectus and keep it for future reference.

Although the Board of Directors (the "Board" or the "Board of Directors") of each Selling Fund recommends that shareholders approve the merger of each Selling Fund with the corresponding Buying Fund (each a "Reorganization"), the Reorganization of each Selling Fund is not conditioned upon the Reorganization of any other Selling Fund. Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of another Selling Fund do not approve that Selling Fund's Reorganization, it is expected that the Reorganization of the first Selling Fund will take place as described in this proxy statement/prospectus.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of such Buying Fund ("Reorganization Shares") and the assumption by the Buying Fund of all of the Selling Fund's liabilities.

- Each Buying Fund will issue Reorganization Shares in an amount equal to the value of the assets that it receives from the Selling Fund, less the liabilities it assumes. The Reorganization Shares of each class will be distributed to the Selling Fund's shareholders of the corresponding class in proportion to their holdings in such class of the Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same

                                        2



  aggregate net asset value as their Selling Fund Class A shares at the time of the Reorganization. You will not pay any sales charge in connection with this distribution of Reorganization Shares. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

WHERE TO GET MORE INFORMATION

The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this proxy statement/prospectus by reference:

- the prospectus of RiverSource Global Technology Fund, dated Dec. 30, 2008, as supplemented to date;

- the prospectus of RiverSource Growth Fund, dated Sept. 29, 2008, as supplemented to date;

- the prospectus of RiverSource Large Cap Value Fund, dated Sept. 29, 2008, as supplemented to date;

- the prospectus of RiverSource Small Cap Advantage Fund, dated May 30, 2008, as supplemented to date;

- the Statement of Additional Information of the Selling Funds, dated April 1, 2009, as supplemented to date;

- the Statement of Additional Information relating to the Reorganizations (the "Merger SAI"), dated April 4, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Global Technology Fund, for the period ended Oct. 31, 2008;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Global Technology Fund, for the period ended Oct. 31, 2008;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Growth Fund, for the period ended July 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Growth Fund, for the period ended Jan. 31, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Growth Fund, Inc., for the period ended Dec. 31, 2008;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Large Cap Value Fund, for the period ended July 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Large Cap Value Fund, for the period ended Jan. 31, 2009;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Equity Value Fund, for the period ended March 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Equity Value Fund, for the period ended Sept. 30, 2008;

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Small Cap Advantage Fund, for the period ended March 31, 2008, and the unaudited financial statements included in the Semiannual Report to Shareholders of RiverSource Small Cap Advantage Fund, for the period ended Sept. 30, 2008; and

- the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Seligman Smaller-Cap Value Fund, for the period ended Dec. 31, 2008.

For a copy at no charge of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Fund's proxy solicitor toll free at (866) 438-8932.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at www.sec.gov.

PLEASE NOTE THAT THE FUNDS ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY AND ARE NOT GUARANTEED TO ACHIEVE THEIR INVESTMENT OBJECTIVES.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.


                                        3



                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
SECTION A -- REORGANIZATION PROPOSALS............................................     6

  SUMMARY........................................................................     6

    How Each Reorganization Will Work............................................     6

    Tax Consequences.............................................................     6

    Fees and Expenses............................................................     7

     Proposal 1. Reorganization of RiverSource Global Technology Fund into
       Seligman Global Technology Fund..........................................      7

     Proposal 2. Reorganization of RiverSource Growth Fund into Seligman Growth
       Fund.....................................................................      9

     Proposal 3. Reorganization of RiverSource Large Cap Value Fund into
       RiverSource Equity Value Fund............................................     12

     Proposal 4. Reorganization of RiverSource Small Cap Advantage Fund into
       Seligman Smaller-Cap Value Fund..........................................     15

  PROPOSAL 1. REORGANIZATION OF RIVERSOURCE GLOBAL TECHNOLOGY FUND INTO SELIGMAN
    GLOBAL TECHNOLOGY FUND.......................................................    18

    Comparison of the Selling Fund and the Buying Fund...........................    18

     Comparison of Investment Objectives........................................     18

     Comparison of Principal Investment Strategies..............................     18

     Comparison of Fundamental Policies.........................................     20

     Comparison of Nonfundamental Policies and Related Investment Strategies....     21

     Comparison of Principal Risk Factors.......................................     22

     Performance................................................................     23

  PROPOSAL 2. REORGANIZATION OF RIVERSOURCE GROWTH FUND INTO SELIGMAN GROWTH
    FUND.........................................................................    28

    Comparison of the Selling Fund and the Buying Fund...........................    28

     Comparison of Investment Objectives........................................     28

     Comparison of Principal Investment Strategies..............................     28

     Comparison of Fundamental Policies and Related Investment Strategies.......     29

     Comparison of Nonfundamental Policies......................................     30

     Comparison of Principal Risk Factors.......................................     31

     Performance................................................................     32

  PROPOSAL 3. REORGANIZATION OF RIVERSOURCE LARGE CAP VALUE FUND INTO RIVERSOURCE
    EQUITY VALUE FUND............................................................    36

    Comparison of the Selling Fund and the Buying Fund...........................    36

     Comparison of Investment Objectives........................................     36

     Comparison of Principal Investment Strategies..............................     36

     Comparison of Fundamental Policies.........................................     36

     Comparison of Nonfundamental Policies......................................     36

     Comparison of Principal Risk Factors.......................................     36

     Performance................................................................     37


                                        4



                                                                                   PAGE
                                                                                   ----

  PROPOSAL 4. REORGANIZATION OF RIVERSOURCE SMALL CAP ADVANTAGE FUND INTO
    SELIGMAN SMALLER-CAP VALUE FUND..............................................    41

    Comparison of the Selling Fund and the Buying Fund...........................    41

     Comparison of Investment Objectives........................................     41

     Comparison of Principal Investment Strategies..............................     41

     Comparison of Fundamental Policies.........................................     42

     Comparison of Nonfundamental Policies and Related Investment Strategies....     43

     Comparison of Principal Risk Factors.......................................     44

     Performance................................................................     46

  ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION...............................    50

    Terms of the Reorganizations.................................................    50

    Conditions to Closing each Reorganization....................................    50

    Termination of the Agreement.................................................    50

    Tax Status of the Reorganizations............................................    50

    Reasons for the Proposed Reorganizations and Board Deliberations.............    53

    Board Determinations.........................................................    56

    Board Recommendation and Required Vote.......................................    57

SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION....................    58

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS...    60

    Capitalization of Selling Funds and Buying Funds.............................    60

    Ownership of Selling Fund and Buying Fund Shares.............................    62

    Financial Highlights.........................................................    66

EXHIBITS

A. Form of Agreement and Plan of Reorganization..................................   A.1

B. Minnesota Business Corporation Act Sections 302A.471 and 302A.473.............   B.1

C. Additional Information Applicable to the Buying Funds.........................   C.1

D. Summary of Integration Related Changes........................................   D.1

E. Comparison of Organizational Documents........................................   E.1




                                        5



SECTION A -- REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of their Selling Fund into the corresponding Buying Fund. The form of the Agreement is included as Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not included in the summary.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the corresponding Buying Fund ("Reorganization Shares") and the assumption by the corresponding Buying Fund of all of the Selling Fund's liabilities.

- Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of each class of each Buying Fund will be distributed to the shareholders of the corresponding class of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class A shares on the business day immediately preceding the closing of the Reorganization of the Selling Fund. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

- As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial institution for additional details.

- Neither the Selling Fund nor the shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

- After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Buying Fund, and the Selling Fund will be dissolved.

TAX CONSEQUENCES

Each Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the corresponding Buying Fund receive a satisfactory opinion of tax counsel substantially to that effect. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. Some or all of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to shareholders as capital-gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any capital gains resulting from portfolio turnover prior to the Reorganization that were not previously distributed. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. This would likely result in the recognition of gain or loss to the shareholder for federal income tax purposes if the shareholder holds the shares in a taxable account.

The tax basis and holding period of the shareholders' Selling Fund shares are expected to carry over to the shareholders' Reorganization Shares in the Buying Fund.

For more information about the federal income tax consequences of the Reorganizations, see the section entitled "Tax Status of the Reorganizations."


                                        6



FEES AND EXPENSES

The following tables describe the fees and expenses that you pay if you buy and hold shares of a Selling Fund or shares of a Buying Fund. The tables also show pro forma expenses of each Buying Fund assuming the proposed Reorganization relating to such Buying Fund had been effective at the beginning of the most recent fiscal year. The tables reflect adjustments to fees and expenses that were approved by the Board Jan. 8, 2009, a summary of which is included in Exhibit D. The expenses shown in the tables do not include any one time costs, including any expenses related to the Reorganizations that may be borne by the Funds. See "Reasons for the Proposed Reorganizations and Board Deliberations" for more information.

PROPOSAL 1. REORGANIZATION OF RIVERSOURCE GLOBAL TECHNOLOGY INTO SELIGMAN GLOBAL TECHNOLOGY

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                            CLASS I,
RIVERSOURCE GLOBAL TECHNOLOGY FUND (ACTUAL) (SELLING FUND)       CLASS A  CLASS B  CLASS C  CLASS R4
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                               5.75%(a)  None     None     None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)            None(b)    5%       1%     None
SELIGMAN GLOBAL TECHNOLOGY FUND (ACTUAL) (BUYING FUND)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                               5.75%(a)  None     None     None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)            None(b)    5%       1%     None
SELIGMAN GLOBAL TECHNOLOGY FUND (PRO FORMA COMBINED)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                               5.75%(a)  None     None     None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)            None(b)    5%       1%     None


(a) This charge may be reduced depending on the total value of your investments in the RiverSource Group of Funds. See Exhibit C "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


RIVERSOURCE GLOBAL TECHNOLOGY FUND (ACTUAL) (SELLING FUND)  CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees(a)                                           0.61%    0.61%    0.61%    0.61%     0.61%
Distribution and/or service (12b-1) fees                     0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(b)                                            0.59%    0.61%    0.60%    0.20%     0.51%
Total annual fund operating expenses                         1.45%    2.22%    2.21%    0.81%     1.12%


SELIGMAN GLOBAL TECHNOLOGY FUND (ACTUAL) (BUYING FUND)      CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees(c)                                           0.95%    0.95%    0.95%    0.95%     0.95%
Distribution and/or service (12b-1) fees                     0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(c)(d)                                         0.43%    0.45%    0.44%    0.23%     0.53%
Total annual fund operating expenses                         1.63%    2.40%    2.39%    1.18%     1.48%


SELIGMAN GLOBAL TECHNOLOGY FUND (PRO FORMA COMBINED)        CLASS A  CLASS B  CLASS C  CLASS I  CLASS R4
Management fees(c)                                           0.95%    0.95%    0.95%    0.95%     0.95%
Distribution and/or service (12b-1) fees                     0.25%    1.00%    1.00%    0.00%     0.00%
Other expenses(c)(d)                                         0.48%    0.49%    0.48%    0.22%     0.52%
Total annual fund operating expenses                         1.68%    2.44%    2.43%    1.17%     1.47%
Fee waiver/expense reimbursement                             0.11%    0.10%    0.10%    0.05%     0.05%
Total annual (net) fund operating expenses(e)                1.57%    2.34%    2.33%    1.12%     1.42%


(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.11% for the most recent fiscal year. The adjustment is computed by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the performance of an index of comparable funds published by Lipper Inc. The index against which RiverSource Global Technology Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Global Science and Technology Funds Index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net

                                        7



    assets on an annual basis. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Fund's Merger SAI.
(b) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R4), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at Fund accounts only), effective May 9, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds' fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(c) "Management fees" and "Other expenses" have been adjusted to reflect changes to the Fund's management and administrative services agreements, effective by Sept. 30, 2009.
(d) Effective May 9, 2009, a new transfer agent agreement and a plan administrative services agreement (for Class R4) will be in effect with a new fee structure. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (Class R4). Other expenses shown for Class I and Class R4 are based on estimated amounts for the current fiscal year.
(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for at least one year following the Reorganization date, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.57% for Class A, 2.34% for Class B, 2.33% for Class C, 1.12% for Class I and 1.42% for Class R4.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RIVERSOURCE GLOBAL TECHNOLOGY FUND (ACTUAL) (SELLING FUND)        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $714    $1,008   $1,323   $2,215
Class B                                                            $725(b) $  994(b)$1,391(b)$2,364(c)
Class C                                                            $324(b) $  691   $1,186   $2,549
Class I                                                            $ 83    $  259   $  450   $1,006
Class R4                                                           $114    $  356   $  618   $1,368


SELIGMAN GLOBAL TECHNOLOGY FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $731    $1,060   $1,411   $2,401
Class B                                                            $743(b) $1,049(b)$1,481(b)$2,549(c)
Class C                                                            $342    $  746   $1,276   $2,731
Class I                                                            $120    $  375   $  650   $1,437
Class R4                                                           $151    $  468   $  809   $1,774


SELIGMAN GLOBAL TECHNOLOGY FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $726    $1,064   $1,426   $2,444
Class B                                                            $737(b) $1,051(b)$1,492(b)$2,585(c)
Class C                                                            $336(b) $  748   $1,287   $2,763
Class I                                                            $114    $  367   $  640   $1,421
Class R4                                                           $145    $  460   $  799   $1,758


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

RIVERSOURCE GLOBAL TECHNOLOGY FUND (ACTUAL) (SELLING FUND)        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $225     $694    $1,191   $2,364(a)
Class C                                                            $224     $691    $1,186   $2,549


SELIGMAN GLOBAL TECHNOLOGY FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $243     $749    $1,281   $2,549(a)
Class C                                                            $242     $746    $1,276   $2,731


SELIGMAN GLOBAL TECHNOLOGY FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $237     $751    $1,292   $2,585(a)
Class C                                                            $236     $748    $1,287   $2,763


(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                        8



PROPOSAL 2. REORGANIZATION OF RIVERSOURCE GROWTH INTO SELIGMAN GROWTH

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                             CLASS I,
                                                                                              R2, R3,
RIVERSOURCE GROWTH FUND (ACTUAL) (SELLING FUND)                   CLASS A  CLASS B  CLASS C   R4, R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                5.75%(a)  None     None     None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)             None(b)    5%       1%     None



                                                                                          CLASS R       CLASS I
                                                                             CLASS I,  (TO BE KNOWN  (TO BE KNOWN
SELIGMAN GROWTH FUND (ACTUAL) (BUYING FUND)       CLASS A  CLASS B  CLASS C   R3, R4      AS R2)        AS R5)
Maximum sales charge (load) imposed on
purchases
(as a percentage of offering price)                5.75%(a)  None     None     None        None          None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                           None(b)    5%       1%     None        None(c)       None


                                                                                          CLASS R       CLASS I
                                                                             CLASS I,  (TO BE KNOWN  (TO BE KNOWN
SELIGMAN GROWTH FUND (PRO FORMA COMBINED)         CLASS A  CLASS B  CLASS C   R3, R4      AS R2)        AS R5)
Maximum sales charge (load) imposed on
purchases
(as a percentage of offering price)                5.75%(a)  None     None     None        None          None
Maximum deferred sales charge (load) imposed on
sales
(as a percentage of offering price at time of
purchase)                                           None(b)    5%       1%     None        None(c)       None


(a) This charge may be reduced depending on the total value of your investments in the RiverSource Group of Funds. See Exhibit C "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."
(c) Effective May 9, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

RIVERSOURCE GROWTH FUND (ACTUAL)
(SELLING FUND)                         CLASS A  CLASS B  CLASS C  CLASS I    CLASS R2    CLASS R3  CLASS R4    CLASS R5
Management fees(a)                      0.45%    0.45%    0.45%    0.45%       0.45%       0.45%     0.45%       0.45%
Distribution and/or service (12b-1)
fees                                    0.25%    1.00%    1.00%    0.00%       0.50%       0.25%     0.00%       0.00%
Other expenses(b)                       0.30%    0.31%    0.31%    0.09%       0.41%       0.42%     0.39%       0.16%
Total annual fund operating expenses    1.00%    1.76%    1.76%    0.54%       1.36%       1.12%     0.84%       0.61%
Acquired fund fees and expenses(c)      0.04%    0.04%    0.04%    0.04%       0.04%       0.04%     0.04%       0.04%
Total fund and acquired fund fees
and expenses(c)                         1.04%    1.80%    1.80%    0.58%       1.40%       1.16%     0.88%       0.65%


                                                                              CLASS R                           CLASS I
SELIGMAN GROWTH FUND (ACTUAL) (BUYING                                      (TO BE KNOWN                      (TO BE KNOWN
FUND)                                  CLASS A  CLASS B  CLASS C  CLASS I     AS R2)     CLASS R3  CLASS R4     AS R5)
Management fees(d)                      0.66%    0.66%    0.66%    0.66%       0.66%       0.66%     0.66%       0.66%
Distribution and/or service (12b-1)
fees                                    0.24%    0.99%    1.00%    0.00%       0.50%       0.25%     0.00%       0.00%
Other expenses(d),(e)                   0.30%    0.31%    0.31%    0.15%       0.45%       0.45%     0.45%       0.20%
Total annual fund operating expenses    1.20%    1.96%    1.97%    0.81%       1.61%       1.36%     1.11%       0.86%


                                                                              CLASS R                           CLASS I
SELIGMAN GROWTH FUND (PRO FORMA                                            (TO BE KNOWN                      (TO BE KNOWN
COMBINED)                              CLASS A  CLASS B  CLASS C  CLASS I     AS R2)     CLASS R3  CLASS R4     AS R5)
Management fees(d)                      0.62%    0.62%    0.62%    0.62%       0.62%       0.62%     0.62%       0.62%
Distribution and/or service (12b-1)
fees                                    0.25%    1.00%    1.00%    0.00%       0.50%       0.25%     0.00%       0.00%
Other expenses(d),(e)                   0.33%    0.35%    0.34%    0.09%       0.39%       0.39%     0.39%       0.14%
Total annual fund operating
expenses(g)                             1.20%    1.97%    1.96%    0.71%       1.51%       1.26%     1.01%       0.76%


(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.13% for the most recent fiscal year. The adjustment is computed by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the performance of an index of comparable funds published by Lipper Inc. The index against which RiverSource Growth Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the average net assets on an annual basis. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Fund's Merger SAI.


                                        9



(b) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2, Class R3 and Class
    R4), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at Fund accounts only), effective May 9, 2009.
(c) In addition to RiverSource Growth Fund's total annual operating expenses that the Fund bears directly, the Funds shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expense," based on its investment in the acquired funds, is as shown.
(d) "Management fees" and "Other expenses" have been adjusted to reflect changes to the Fund's management and administrative services agreements, effective by Sept. 30, 2009.
(e) Effective May 9, 2009, Class R will be redesignated as Class R2, Class I will be redesignated as Class R5, a new transfer agent agreement, and a plan administrative services agreement (Class R2, Class R3 and Class R4 only) will be in effect with a new fee structure. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (for Class R2, Class R3 and Class R4). Other expenses shown for Class I, Class R3 and Class R4 are based on estimated amounts for the current fiscal year.
(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for at least one year following the Reorganization date, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.20% for Class A, 1.97% for Class B, 1.96% for Class C, 0.75% for Class I, 1.55% for Class R (to be known as Class R2), 1.30% for Class R3, 1.05% for Class R4 and 0.80% for Class I (to be known as Class R5).

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RIVERSOURCE GROWTH FUND (ACTUAL) (SELLING FUND)                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $675     $887    $1,117   $1,777
Class B                                                            $683(b)  $867(b) $1,176(b)$1,920(c)
Class C                                                            $283(b)  $567    $  976   $2,121
Class I                                                            $ 59     $186    $  324   $  729
Class R2                                                           $143     $443    $  767   $1,685
Class R3                                                           $118     $369    $  639   $1,414
Class R4                                                           $ 90     $281    $  488   $1,089
Class R5                                                           $ 66     $208    $  363   $  814


SELIGMAN GROWTH FUND (ACTUAL) (BUYING FUND)                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $690     $934    $1,198   $1,951
Class B                                                            $699(b)  $916(b) $1,258(b)$2,093(c)
Class C                                                            $300(b)  $619    $1,063   $2,301
Class I                                                            $ 83     $259    $  450   $1,006
Class R (to be known as Class R2)                                  $164     $508    $  877   $1,916
Class R3                                                           $138     $431    $  746   $1,640
Class R4                                                           $113     $353    $  612   $1,356
Class I (to be known as Class R5)                                  $ 88     $275    $  478   $1,065


SELIGMAN GROWTH FUND (PRO FORMA COMBINED)                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $690     $934    $1,198   $1,951
Class B                                                            $700(b)  $919(b) $1,263(b)$2,101(c)
Class C                                                            $299(b)  $616    $1,058   $2,290
Class I                                                            $ 73     $227    $  396   $  886
Class R (to be known as Class R2)                                  $154     $477    $  825   $1,807
Class R3                                                           $128     $400    $  693   $1,528
Class R4                                                           $103     $322    $  559   $1,241
Class I (to be known as Class R5)                                  $ 78     $243    $  423   $  946


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.



                                       10



RIVERSOURCE GROWTH FUND (ACTUAL) (SELLING FUND)                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                          $183      $567      $976     $1,920(a)
Class C                                                          $183      $567      $976     $2,121



SELIGMAN GROWTH FUND (ACTUAL) (BUYING FUND)                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                         $199      $618     $1,202    $1,960(a)
Class C                                                         $200      $619     $1,063    $2,301



SELIGMAN GROWTH FUND (PRO FORMA COMBINED)                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class B                                                         $200      $619     $1,063    $2,101(a)
Class C                                                         $199      $616     $1,058    $2,290


(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       11



PROPOSAL 3. REORGANIZATION OF RIVERSOURCE LARGE CAP VALUE INTO RIVERSOURCE EQUITY VALUE

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                           CLASS I, R2,
RIVERSOURCE LARGE CAP VALUE FUND (ACTUAL) (SELLING FUND)        CLASS A  CLASS B  CLASS C   R3, R4, R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(b)    5%       1%       None



                                                                                           CLASS I, R2,
RIVERSOURCE EQUITY VALUE FUND (ACTUAL) (BUYING FUND)            CLASS A  CLASS B  CLASS C   R3, R4, R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(b)    5%       1%       None



                                                                                           CLASS I, R2,
RIVERSOURCE EQUITY VALUE FUND (PRO FORMA COMBINED)              CLASS A  CLASS B  CLASS C   R3, R4, R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(b)    5%       1%       None


(a) This charge may be reduced depending on the total value of your investments in the RiverSource Group of Funds. See Exhibit C "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


RIVERSOURCE LARGE CAP VALUE FUND (ACTUAL)
(SELLING FUND)                             CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(a)*                         0.53%    0.53%    0.53%    0.53%     0.53%     0.53%     0.53%     0.53%
Distribution and/or service (12b-1) fees    0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                           0.53%    0.54%    0.55%    0.33%     0.62%     0.61%     0.62%     0.39%
Total annual fund operating expenses        1.31%    2.07%    2.08%    0.86%     1.65%     1.39%     1.15%     0.92%
Fee waiver/expense reimbursement            0.00%    0.00%    0.00%    0.00%     0.00%     0.00%     0.09%     0.00%
Total annual (net) fund operating
expenses(c)                                 1.31%    2.07%    2.08%    0.86%     1.65%     1.39%     1.06%     0.92%



RIVERSOURCE EQUITY VALUE FUND (ACTUAL)
(BUYING FUND)                              CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(d)*                         0.56%    0.56%    0.56%    0.56%     0.56%     0.56%     0.56%     0.56%
Distribution and/or service (12b-1) fees    0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                           0.25%    0.26%    0.26%    0.09%     0.40%     0.56%     0.41%     0.15%
Total annual fund operating expenses        1.06%    1.82%    1.82%    0.65%     1.46%     1.37%     0.97%     0.71%
Fee waiver/expense reimbursement            0.00%    0.00%    0.00%    0.00%     0.00%     0.00%     0.04%     0.00%
Total annual (net) fund operating
expenses(e)                                 1.06%    1.82%    1.82%    0.65%     1.46%     1.37%     0.93%     0.71%



RIVERSOURCE EQUITY VALUE FUND (PRO FORMA
COMBINED)                                  CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(d)*                         0.56%    0.56%    0.56%    0.56%     0.56%     0.56%     0.56%     0.56%
Distribution and/or service (12b-1) fees    0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                           0.24%    0.24%    0.24%    0.11%     0.41%     0.41%     0.41%     0.16%
Total annual fund operating expenses        1.05%    1.80%    1.80%    0.67%     1.47%     1.22%     0.97%     0.72%


(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.07% for the most recent fiscal year. The index against which RiverSource Large Cap Value Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index.
(b) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2, Class R3 and Class
    R4), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at Fund accounts only), effective May 9, 2009. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds' fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.13% for Class R4.


                                       12



(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.05% for the most recent fiscal year. The index against which RiverSource Equity Value Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Large-Cap Value Funds Index.
(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.88% for Class R4.
 * The performance incentive adjustment agreements for the Selling fund and the Buying Fund are structured identically and are computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc., as noted above. The maximum adjustment (increase or decrease) is 0.12% of the average net assets on an annual basis. The adjustment is determined monthly by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Merger SAI.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the Fund for the time periods and then redeem all of your shares at the end of those periods indicated both under the current arrangements and assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RIVERSOURCE LARGE CAP VALUE FUND (ACTUAL) (SELLING FUND)          1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $701     $967    $1,253   $2,068
Class B                                                            $710(b)  $949(b) $1,314(b)$2,210(c)
Class C                                                            $311(b)  $652    $1,120   $2,415
Class I                                                            $ 88     $275    $  478   $1,065
Class R2                                                           $168     $521    $  898   $1,960
Class R3                                                           $142     $440    $  761   $1,674
Class R4                                                           $108     $357    $  625   $1,394
Class R5                                                           $ 94     $294    $  510   $1,136


RIVERSOURCE EQUITY VALUE FUND (ACTUAL) (BUYING FUND)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $677     $893    $1,127   $1,799
Class B                                                            $685(b)  $873(b) $1,186(b)$1,942(c)
Class C                                                            $285(b)  $573    $  986   $2,142
Class I                                                            $ 66     $208    $  363   $  814
Class R2                                                           $149     $462    $  798   $1,751
Class R3                                                           $139     $434    $  751   $1,651
Class R4                                                           $ 95     $305    $  533   $1,191
Class R5                                                           $ 73     $227    $  396   $  886


RIVERSOURCE EQUITY VALUE FUND (PRO FORMA COMBINED)                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $676     $890    $1,122   $1,788
Class B                                                            $683(b)  $867(b) $1,176(b)$1,923(c)
Class C                                                            $283(b)  $567    $  976   $2,121
Class I                                                            $ 68     $215    $  374   $  838
Class R2                                                           $150     $465    $  804   $1,762
Class R3                                                           $124     $387    $  671   $1,482
Class R4                                                           $ 99     $309    $  537   $1,194
Class R5                                                           $ 74     $230    $  401   $  898


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

RIVERSOURCE LARGE CAP VALUE FUND (ACTUAL) (SELLING FUND)          1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $210     $649    $1,114   $2,210(a)
Class C                                                            $211     $652    $1,120   $2,415


RIVERSOURCE EQUITY VALUE FUND (ACTUAL) (BUYING FUND)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $185     $573    $  986   $1,942(a)
Class C                                                            $185     $573    $  986   $2,142




                                       13



RIVERSOURCE EQUITY VALUE FUND (PRO FORMA COMBINED)                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $183     $567    $  976   $1,923(a)
Class C                                                            $183     $567    $  976   $2,121


(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       14



PROPOSAL 4. REORGANIZATION OF RIVERSOURCE SMALL CAP ADVANTAGE INTO SELIGMAN SMALLER-CAP VALUE

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                           CLASS I, R2
RIVERSOURCE SMALL CAP ADVANTAGE FUND (ACTUAL) (SELLING FUND)    CLASS A  CLASS B  CLASS C   R3, R4, R5
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                              5.75%(a)  None     None       None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)           None(b)    5%       1%       None



                                                                             CLASS I,     CLASS R       CLASS I
SELIGMAN SMALLER-CAP VALUE FUND (ACTUAL)                                    CLASS R3,  (TO BE KNOWN  (TO BE KNOWN
(BUYING FUND)                                    CLASS A  CLASS B  CLASS C   CLASS R4     AS R2)        AS R5)
Maximum sales charge (load) imposed on
purchases
(as a percentage of offering price)               5.75%(a)  None     None      None        None          None
Maximum deferred sales charge (load) imposed
on sales
(as a percentage of offering price at time of
purchase)                                          None(b)    5%       1%      None        None(c)       None



                                                                             CLASS I,     CLASS R       CLASS I
SELIGMAN SMALLER-CAP VALUE FUND (PRO FORMA                                  CLASS R3,  (TO BE KNOWN  (TO BE KNOWN
COMBINED)                                        CLASS A  CLASS B  CLASS C   CLASS R4     AS R2)        AS R5)
Maximum sales charge (load) imposed on
purchases
(as a percentage of offering price)               5.75%(a)  None     None      None        None          None
Maximum deferred sales charge (load) imposed
on sales
(as a percentage of offering price at time of
purchase)                                          None(b)    5%       1%      None        None(c)       None


(a) This charge may be reduced depending on the total value of your investments in the RiverSource Group of Funds. See Exhibit C "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit C "Sales Charges."
(c) Effective May 9, 2009, the 1% CDSC will be eliminated on Class R (to be known as Class R2).

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


RIVERSOURCE SMALL CAP ADVANTAGE FUND
(ACTUAL) (SELLING FUND)                    CLASS A  CLASS B  CLASS C  CLASS I  CLASS R2  CLASS R3  CLASS R4  CLASS R5
Management fees(a)                          0.64%    0.64%    0.64%    0.64%     0.64%     0.64%     0.64%     0.64%
Distribution and/or service (12b-1) fees    0.25%    1.00%    1.00%    0.00%     0.50%     0.25%     0.00%     0.00%
Other expenses(b)                           0.42%    0.43%    0.43%    0.16%     0.48%     0.50%     0.46%     0.23%
Total annual fund operating expenses        1.31%    2.07%    2.07%    0.80%     1.62%     1.39%     1.10%     0.87%
Fee waiver/expense reimbursement            0.12%    0.11%    0.12%    0.06%     0.08%     0.10%     0.08%     0.08%
Total annual (net) fund operating
expenses(c),(d)                             1.19%    1.96%    1.95%    0.74%     1.54%     1.29%     1.02%     0.79%
Acquired fund fees and expenses(e)          0.03%    0.03%    0.03%    0.03%     0.03%     0.03%     0.03%     0.03%
Total fund and acquired fund fees and
expenses(e)                                 1.22%    1.99%    1.98%    0.77%     1.57%     1.32%     1.05%     0.82%



                                                                              CLASS R                           CLASS I
SELIGMAN SMALLER-CAP VALUE FUND                                            (TO BE KNOWN                      (TO BE KNOWN
(ACTUAL) (BUYING FUND)                 CLASS A  CLASS B  CLASS C  CLASS I     AS R2)     CLASS R3  CLASS R4     AS R5)
Management fees(f)                      0.94%    0.94%    0.94%    0.94%       0.94%       0.94%     0.94%       0.94%
Distribution and/or service (12b-1)
fees                                    0.24%    1.00%    1.00%    0.00%       0.50%       0.25%     0.00%       0.00%
Other expenses(f),(g)                   0.54%    0.55%    0.55%    0.21%       0.51%       0.51%     0.51%       0.26%
Total annual fund operating expenses    1.72%    2.49%    2.49%    1.15%       1.95%       1.70%     1.45%       1.20%



                                                                              CLASS R                           CLASS I
SELIGMAN SMALLER-CAP VALUE FUND (PRO                                       (TO BE KNOWN                      (TO BE KNOWN
FORMA COMBINED)                        CLASS A  CLASS B  CLASS C  CLASS I     AS R2)     CLASS R3  CLASS R4     AS R5)
Management fees(f)                      0.94%    0.94%    0.94%    0.94%       0.94%       0.94%     0.94%       0.94%
Distribution and/or service (12b-1)
fees                                    0.25%    1.00%    1.00%    0.00%       0.50%       0.25%     0.00%       0.00%
Other expenses(f),(g)                   0.50%    0.52%    0.51%    0.16%       0.46%       0.46%     0.46%       0.21%
Total annual fund operating expenses    1.69%    2.46%    2.45%    1.10%       1.90%       1.65%     1.40%       1.15%
Fee waiver/expense reimbursement        0.36%    0.36%    0.36%    0.22%       0.22%       0.22%     0.22%       0.22%
Total annual (net) fund operating
expenses(h)                             1.33%    2.10%    2.09%    0.88%       1.68%       1.43%     1.18%       0.93%


(a) Includes the impact of a performance incentive adjustment fee that decreased the management fee by 0.14% for the most recent fiscal year. The adjustment is computed by measuring the percentage differences over a rolling 12-month period between the performance of the Fund and the performance of an index of comparable funds published by Lipper Inc. The index against which RiverSource Small Cap Advantage Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Small-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment

                                       15



    (increase or decrease) is 0.12% of the average net assets on an annual basis. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of the Fund and the change in the designated Lipper index. Additional information on the calculation methodology is set forth in the Fund's Merger SAI.
(b) Other expenses include an administrative services fee, a transfer agency fee (for all classes except Class I), a custody fee, other nonadvisory expenses, and a plan administration services fee (for Class R2, Class R3 and Class
    R4), and have been adjusted to reflect the impact of a new per account transfer agency fee (Class A, Class B, and Class C direct at Fund accounts only), effective May 9, 2009.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until March 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I, 1.68% for Class R (to be known as Class R2), 1.43% for Class R3, 1.16% for Class R4 and 0.93% for Class I (to be known as Class R5).
(d) The investment manager and its affiliates currently expect to contractually agree to waive certain fees and to absorb certain expenses until March 31, 2010. Any amounts waived will not be reimbursed by the Fund. Under this agreement (which will be set based on the Fund's Lipper peer group median), net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I, 1.68% for Class R (to be known as Class R2), 1.43% for Class R3, 1.18% for Class R4 and 0.93% for Class I (to be known as Class R5).
(e) In addition to RiverSource Small Cap Advantage Fund's total annual operating expenses that the Fund bears directly, the Funds shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expense," based on its investment in the acquired funds, is as shown.
(f) "Management fees" and "Other expenses" have been adjusted to reflect changes to the Fund's management and administrative services agreements, effective by Sept. 30, 2009.
(g) Effective May 9, 2009, Class R will be redesignated as Class R2, Class I will be redesignated as Class R5, a new transfer agent agreement, and a plan administrative services agreement (Class R2, Class R3 and Class R4 only) will be in effect with a new fee structure. Other expenses include the transfer agency fee, custody fee, other nonadvisory expenses and a plan administrative services fee (for Class R2, Class R3 and Class R4). Other expenses shown for Class I, Class R3 and Class R4 are based on estimated amounts for the current fiscal year.
(h) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for at least one year following the Reorganization dates, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 0.88% for Class I, 1.68% for Class R (to be known as Class R2), 1.43% for Class R3, 1.18% for Class R4 and 0.93% for Class I (to be known as Class R5).

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the Fund for the time periods and then redeem all of your shares at the end of those periods indicated under both the current arrangements and assuming the proposed Reorganization had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RIVERSOURCE SMALL CAP ADVANTAGE FUND (ACTUAL) (SELLING FUND)      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $692    $  964   $1,257   $2,090
Class B                                                            $702(b) $  948(b)$1,320(b)$2,232(c)
Class C                                                            $301(b) $  647   $1,119   $2,426
Class I                                                            $ 79    $  259   $  455   $1,024
Class R2                                                           $160    $  513   $  890   $1,953
Class R3                                                           $134    $  440   $  768   $1,698
Class R4                                                           $107    $  351   $  615   $1,372
Class R5                                                           $ 84    $  279   $  491   $1,105


SELIGMAN SMALLER-CAP VALUE FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $740    $1,086   $1,456   $2,493
Class B                                                            $752(b) $1,076(b)$1,526(b)$2,640(c)
Class C                                                            $352(b) $  776   $1,326   $2,830
Class I                                                            $117    $  366   $  634   $1,402
Class R (to be known as Class R2)                                  $198    $  613   $1,053   $2,280
Class R3                                                           $173    $  536   $  924   $2,014
Class R4                                                           $148    $  459   $  793   $1,740
Class I (to be known as Class R5)                                  $122    $  381   $  661   $1,459




                                       16



SELIGMAN SMALLER-CAP VALUE FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $703    $1,044   $1,409   $2,435
Class B                                                            $713(b) $1,033(b)$1,479(b)$2,582(c)
Class C                                                            $312(b) $  730   $1,274   $2,763
Class I                                                            $ 90    $  328   $  586   $1,325
Class R (to be known as Class R2)                                  $171    $  576   $1,007   $2,209
Class R3                                                           $146    $  499   $  877   $1,941
Class R4                                                           $120    $  422   $  746   $1,666
Class I (to be known as Class R5)                                  $ 95    $  344   $  613   $1,383


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

RIVERSOURCE SMALL CAP ADVANTAGE FUND (ACTUAL) (SELLING FUND)      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $202     $648    $1,120   $2,232(a)
Class C                                                            $201     $647    $1,119   $2,426


SELIGMAN SMALLER-CAP VALUE FUND (ACTUAL) (BUYING FUND)            1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $252     $776    $1,326   $2,640(a)
Class C                                                            $252     $776    $1,326   $2,830


SELIGMAN SMALLER-CAP VALUE FUND (PRO FORMA COMBINED)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class B                                                            $213     $733    $1,279   $2,582(a)
Class C                                                            $212     $730    $1,274   $2,763


(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


                                       17



PROPOSAL 1. REORGANIZATION OF RIVERSOURCE GLOBAL TECHNOLOGY FUND INTO SELIGMAN GLOBAL TECHNOLOGY FUND

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Global Technology seeks to provide shareholders with long-term capital growth.

          BUYING FUND: Seligman Global Technology seeks long-term capital appreciation.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests predominantly in equity securities of foreign and domestic companies with business operations in the technology industry and/or in technology-related industries. While the Selling Fund invests at least 80% of its net assets in the technology industry generally, the Buying Fund invests at least 80% of its assets in technology and technology-related industries, without investing 25% or more in any particular industry. Under normal market conditions, the Buying Fund will invest at least 40% of its net assets in the securities of non-U.S. companies (as described below). The Selling Fund has no similar requirement and may, at any given time, hold primarily securities of issuers located in the United States. The Buying Fund may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities; the Selling Fund has no similar restriction.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:

----------------------------------------------------------------------------------------------
 RIVERSOURCE GLOBAL TECHNOLOGY (SELLING FUND)    SELIGMAN GLOBAL TECHNOLOGY (BUYING FUND)
----------------------------------------------------------------------------------------------
The Fund focuses on equity securities of         The Fund generally invests at least 80% of
companies in the information technology          its  assets in equity securities of U.S. and
industry throughout the world. Technology-       non-U.S.  companies with business operations
related companies are those companies that       in technology  and technology-related
use technology extensively to improve their      industries. Technology related companies are
business processes and applications. Although    those companies that use technology
the Fund may invest in securities of issuers     extensively to improve their business
located in any country, at any given time the    processes and applications. The Fund may
portfolio may hold primarily securities of       invest in  companies domiciled in any country
issuers located in the U.S. Because of the       which the  investment manager believes to be
multinational character of the technology        appropriate to the Fund's objective. The Fund
industry, the headquarters, principal            generally invests  in several countries in
operations and primary sources of revenues of    different geographic regions.  Shareholders
the companies in which the Fund invests may      will be provided with at least 60 days prior
be located in the U.S. or outside the U.S.       written notice of any change to the 80%
Under normal market conditions, at least 80%     policy described above.
of the Fund's net assets are invested in
securities of companies in the technology        Under normal market conditions, the Fund
industry. The Fund will provide shareholders     generally will invest at least 40% of its net
with at least 60 days' notice of any change      assets in companies that maintain their
in the 80% policy.                               principal place of business or conduct their
                                                 principal business activities outside the
The investment manager may use derivatives       U.S., have their securities traded on non-
such as futures, options and forward             U.S. exchanges or have been formed under the
contracts to produce incremental earnings, to    laws of non-U.S. countries. The investment
hedge existing positions, or to increase         manager may reduce this 40% minimum
flexibility.                                     investment amount to 30% if it believes that
                                                 market conditions for these types of
                                                 companies or specific foreign markets are
                                                 unfavorable. The Fund considers a company to
                                                 conduct its principal business activities
                                                 outside the U.S. if it derives at least 50%
                                                 of its revenue from business outside the U.S.
                                                 or has at least 50% of its assets outside the
                                                 U.S.

                                                 The Fund may invest in companies of any size.
                                                 Securities of large companies that are well
                                                 established in the world technology market
                                                 can be expected to grow with the market and
                                                 will frequently be held by the Fund. However,
                                                 rapidly changing technologies and expansion
                                                 of technology and technology-related
                                                 industries often provide a favorable
                                                 environment for companies of small-to-medium
                                                 size, and the Fund may invest in these
                                                 companies as well.

-



                                       18



----------------------------------------------------------------------------------------------
 RIVERSOURCE GLOBAL TECHNOLOGY (SELLING FUND)    SELIGMAN GLOBAL TECHNOLOGY (BUYING FUND)
----------------------------------------------------------------------------------------------

                                                 The Fund may invest in all types of
                                                 securities, many of which will be denominated
                                                 in currencies other than the U.S. dollar. The
                                                 Fund normally concentrates its investments in
                                                 common stocks; however, it may invest in
                                                 other types of equity securities, including
                                                 securities convertible into or exchangeable
                                                 for common stock, depositary receipts, and
                                                 rights and warrants to purchase common stock.
                                                 The Fund also may invest up to 20% of its
                                                 assets in preferred stock and investment-
                                                 grade or comparable quality debt securities.
                                                 The Fund may also invest in depositary
                                                 receipts, which are publicly traded
                                                 instruments generally issued by U.S. or
                                                 foreign banks or trust companies that
                                                 represent securities of foreign issuers.

                                                 The Fund may invest up to 15% of its net
                                                 assets in illiquid securities (i.e.,
                                                 securities that cannot be readily sold), and
                                                 may from time to time enter into forward
                                                 foreign currency exchange contracts in an
                                                 attempt to manage the risk of adverse changes
                                                 in currencies. The Fund may also purchase put
                                                 options in an attempt to hedge against a
                                                 decline in the price of securities it holds
                                                 in its portfolio. A put option gives the Fund
                                                 the right to sell an underlying security at a
                                                 particular price during a fixed period of
                                                 time. Forward foreign currency exchange
                                                 contracts and put options on securities may
                                                 not be available to the Fund on reasonable
                                                 terms in many situations, and the Fund may
                                                 frequently choose not to enter into such
                                                 contracts or purchase such options even when
                                                 they are available.

                                                 The Fund may also invest up to 10% of its
                                                 assets in exchange-traded funds (ETFs). ETFs
                                                 are traded, like individual stocks, on an
                                                 exchange, but they represent baskets of
                                                 securities that seek to track the performance
                                                 of certain indices. The indices include not
                                                 only broad-market indices but more specific
                                                 indices as well, including those relating to
                                                 particular sectors, countries and regions.
                                                 The Fund may invest in ETFs for short-term
                                                 cash management purposes or as part of its
                                                 overall investment strategy.
----------------------------------------------------------------------------------------------


In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities.

In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

- Above-average growth prospects

- High profit margins

- Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity)

- Quality management and equity ownership by executives

- Unique competitive advantages (e.g., market share, proprietary products)

- Potential for improvement in overall operations

The Fund generally sells a stock if the investment manager believes:

- its target price has been reached;

- its earnings are disappointing;

- its revenue growth has slowed; or

- its underlying fundamentals have deteriorated.


                                       19



The Fund may also sell a stock if the investment manager believes that negative country or regional factors may affect a company's outlook, or to meet cash requirements.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds are managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

---------------------------------------------------------------------------------------------------------
                        RIVERSOURCE GLOBAL TECHNOLOGY (SELLING       SELIGMAN GLOBAL TECHNOLOGY (BUYING
POLICY                                  FUND)                                      FUND)
---------------------------------------------------------------------------------------------------------
REPURCHASE             No fundamental policy, see fundamental     The Fund will not enter into repurchase
AGREEMENTS             policy with respect to lending, below.     agreements of more than one week's
                                                                  duration if more than 10% of its net
                                                                  assets would be invested in such
                                                                  agreements and other illiquid
                                                                  securities.
---------------------------------------------------------------------------------------------------------
COMMODITIES            The Fund will not buy or sell physical     The Fund may not purchase or sell
                       commodities unless acquired as a result    commodities or commodity contracts,
                       of ownership of securities or other        except to the extent permissible under
                       instruments, except this shall not         applicable law and interpretations, as
                       prevent the Fund from buying or selling    they may be amended from time to time.
                       options and futures contracts or from      See also nonfundamental policy with
                       investing in securities or other           respect to commodities, below.
                       instruments backed by, or whose value
                       is derived from, physical commodities.
---------------------------------------------------------------------------------------------------------
MARGIN                 No fundamental policy.                     The Fund may not purchase securities on
                                                                  margin except as permitted by the 1940
                                                                  Act or any rule thereunder, any SEC or
                                                                  SEC staff interpretations thereof or
                                                                  any exemptions therefrom which may be
                                                                  granted by the SEC.
---------------------------------------------------------------------------------------------------------
ISSUING SENIOR         The Fund will not issue senior             The Fund may not issue senior
SECURITIES             securities, except as permitted under      securities, except as permitted by the
                       the 1940 Act, the rules and regulations    1940 Act or any rule thereunder, any
                       thereunder and any applicable exemptive    SEC or SEC staff interpretations
                       relief.                                    thereof or any exemptions therefrom
                                                                  which may be granted by the SEC.
---------------------------------------------------------------------------------------------------------
BORROWING MONEY        The Fund will not borrow money, except     The Fund may not borrow money, except
                       for temporary purposes (not for            as permitted by the 1940 Act or any
                       leveraging or investment) in an amount     rule thereunder, any SEC or SEC staff
                       not exceeding 33 1/3% of its total         interpretations thereof or any
                       assets (including the amount borrowed)     exemptions therefrom which may be
                       less liabilities (other than               granted by the SEC.  See also
                       borrowings) immediately after the          nonfundamental policy with respect to
                       borrowings.                                borrowing, below.
---------------------------------------------------------------------------------------------------------
LENDING                The Fund will not lend securities or       The Fund may not make loans, except as
                       participate in an interfund lending        permitted by the 1940 Act or any rule
                       program if the total of all such loans     thereunder, any SEC or SEC staff
                       would exceed 33 1/3% of the Fund's         interpretations thereof or any
                       total assets except this fundamental       exemptions therefrom which may be
                       investment policy shall not prohibit       granted by the SEC.
                       the Fund from purchasing money market
                       securities, loans, loan participation
                       or other debt securities, or from
                       entering into repurchase agreements.
---------------------------------------------------------------------------------------------------------
UNDERWRITING           The Fund will not act as an underwriter    The Fund may not underwrite the
                       (sell securities for others). However,     securities of other issuers, except
                       under the securities laws, the Fund may    insofar as a Fund may be deemed an
                       be deemed to be an underwriter when it     underwriter under the Securities Act of
                       purchases securities directly from the     1933 (the "1933 Act"), as amended, in
                       issuer and later resells them.             disposing of a portfolio security or in
                                                                  connection with investments in other
                                                                  investment companies.
---------------------------------------------------------------------------------------------------------
REAL ESTATE            The Fund will not buy or sell real         The Fund may not purchase or hold any
                       estate, unless acquired as a result of     real estate, except the Fund may invest
                       ownership of securities or other           in securities secured by real estate or
                       instruments, except this shall not         interests therein or issued by persons
                       prevent the Fund from investing in         (including real estate investment
                       securities or other instruments backed     trusts) which deal in real estate or
                       by real estate or securities of            interests therein.
                       companies engaged in the real estate
                       business or real estate investment
                       trusts. For purposes of this policy,
                       real estate includes real estate
                       limited partnerships.
---------------------------------------------------------------------------------------------------------
DIVERSIFICATION        The Fund is classified as a diversified    The Fund may not make any investment
                       company under the 1940 Act.                inconsistent with the Fund's
                                                                  classification as a diversified company
                                                                  under the 1940 Act.
---------------------------------------------------------------------------------------------------------


                                       20



---------------------------------------------------------------------------------------------------------
                        RIVERSOURCE GLOBAL TECHNOLOGY (SELLING       SELIGMAN GLOBAL TECHNOLOGY (BUYING
POLICY                                  FUND)                                      FUND)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
INDUSTRY               No fundamental policy.                     The Fund may not invest 25% or more of
CONCENTRATION                                                     its total assets, at market value, in
                                                                  the securities of issuers in any
                                                                  particular industry, provided that this
                                                                  limitation shall exclude securities
                                                                  issued or guaranteed by the U.S.
                                                                  government or any of its agencies or
                                                                  instrumentalities.
---------------------------------------------------------------------------------------------------------
DEALINGS WITH          No fundamental policy.                     The Fund may not purchase or retain the
DIRECTORS, OFFICERS                                               securities of any issuer (other than
AND TRUSTEES                                                      the shares of the Fund), if to the
                                                                  Fund's knowledge, those directors and
                                                                  officers of Seligman Global Fund
                                                                  Series, Inc. (of which the Fund is a
                                                                  series thereof) and the directors and
                                                                  officers of the investment manager or
                                                                  subadviser, who individually own
                                                                  beneficially more than  1/2 of 1% of
                                                                  the outstanding securities of such
                                                                  issuer, together own beneficially more
                                                                  than 5% of such outstanding securities.
---------------------------------------------------------------------------------------------------------


COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote) and related investment strategies:

---------------------------------------------------------------------------------------------------------
                        RIVERSOURCE GLOBAL TECHNOLOGY (SELLING       SELIGMAN GLOBAL TECHNOLOGY (BUYING
POLICY                                  FUND)                                      FUND)
---------------------------------------------------------------------------------------------------------
FUND BORROWING         Not applicable, see the fundamental        The Fund may not borrow more than 15%
RESTRICTIONS           policy with respect to borrowing,          of the value of its total assets.
                       above.                                     Borrowings may be secured by a mortgage
                                                                  or pledge of the Fund's assets. See
                                                                  also fundamental policy with respect to
                                                                  borrowing, above.
---------------------------------------------------------------------------------------------------------
SECURITIES OF OPEN-    Not applicable.                            The Fund may not acquire any securities
END INVESTMENT                                                    of a registered open-end investment
COMPANIES                                                         company or a registered unit investment
                                                                  trust in reliance on subparagraph (F)
                                                                  or subparagraph (G) of Section 12(d)(1)
                                                                  of the 1940 Act.
---------------------------------------------------------------------------------------------------------
INVESTMENTS TO         Not applicable, other than as otherwise    The Fund may not invest for the purpose
CONTROL OR             permitted by the 1940 Act.                 of controlling or managing any company.
MANAGE
---------------------------------------------------------------------------------------------------------
EXCHANGE TRADED        Investing in exchange-traded funds         The Fund may invest up to 10% of its
FUNDS                  (ETFs) is an allowable investment          assets in ETFs.
                       strategy for the Fund, however, the
                       Fund does not have a stated policy
                       limiting these types of investments,
                       other than as otherwise permitted by
                       the 1940 Act.
---------------------------------------------------------------------------------------------------------
COMMODITIES            See fundamental policy with respect to     The Fund may purchase and sell
                       commodities, above.                        commodities and commodity contracts
                                                                  only to the extent that such activities
                                                                  do not result in the Fund being a
                                                                  "commodity pool" as defined in the
                                                                  Commodity Exchange Act and the
                                                                  Commodity Futures Trading Commission's
                                                                  regulations and interpretations
                                                                  thereunder. Approval of the Board of
                                                                  Directors must be granted for a Fund to
                                                                  invest in any new type of commodity if
                                                                  it is of a type the Fund has not
                                                                  previously utilized.  See also
                                                                  fundamental policy with respect to
                                                                  commodities, above.
---------------------------------------------------------------------------------------------------------
DERIVATIVES            The Fund may invest in derivatives to      The Fund will invest in derivatives
                       the extent permitted by its investment     only for hedging or investment
                       strategy.                                  purposes. The Fund will not invest in
                                                                  derivatives for speculative purposes,
                                                                  which means where the derivative
                                                                  investment exposes the Fund to undue
                                                                  risk of loss, such as where the risk of
                                                                  loss is greater than the cost of the
                                                                  investment.
---------------------------------------------------------------------------------------------------------
WARRANTS               Investing in warrants is an allowable      No more than 2% of net assets of the
                       investment strategy for the Fund.          Fund may be invested in warrants not
                                                                  listed on the New York or American
                                                                  Stock Exchanges.
---------------------------------------------------------------------------------------------------------


                                       21



---------------------------------------------------------------------------------------------------------
                        RIVERSOURCE GLOBAL TECHNOLOGY (SELLING       SELIGMAN GLOBAL TECHNOLOGY (BUYING
POLICY                                  FUND)                                      FUND)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
SHORT SALES            The Fund is not prohibited from            The Fund may sell securities short
                       engaging in short sales as an              "against-the-box." A short sale
                       investment strategy, however, the Fund     "against-the-box" is a short sale in
                       will seek Board approval prior to          which the Fund owns an equal amount of
                       utilizing short sales as an active part    the securities sold short (or
                       of its investment strategy.                securities convertible into or
                                                                  exchangeable for the securities sold
                                                                  short) without payment of further
                                                                  consideration for securities of the
                                                                  same issuer as, and equal in amount to,
                                                                  the securities sold short.
---------------------------------------------------------------------------------------------------------
PREFERRED STOCK        The Fund may invest in preferred stock     The Fund may invest up to 20% of its
AND DEBT               and debt securities to the extent          net assets in preferred stock and debt
SECURITIES             permitted by its investment strategy.      securities. The Fund will invest only
                                                                  in "investment grade" debt securities
                                                                  or, in the case of unrated securities,
                                                                  debt securities that are deemed to be
                                                                  of equivalent quality to "investment-
                                                                  grade" securities. "Investment-grade"
                                                                  debt securities are rated within the
                                                                  four highest rating categories as
                                                                  determined by Moody's or S&P.
---------------------------------------------------------------------------------------------------------
ACCESS TRADES          See Derivatives, above.                    The Fund may participate in access
                                                                  trades, but its exposure is limited to
                                                                  5% of total assets of the Fund at the
                                                                  time of purchase and dealing with
                                                                  counterparties believed to be
                                                                  reputable.
---------------------------------------------------------------------------------------------------------


COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below:

     Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate.

     Foreign securities in the Funds' portfolios involve higher risk and may subject the Funds to higher price volatility. Investing in securities of foreign issuers involves risks not associated with U.S. investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

     The Funds may be susceptible to factors affecting technology and technology-related industries, and the Funds' net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

     Each Fund seeks to limit risk by diversifying its investments among different sectors within the technology industry, as well as among different countries. Diversification reduces the effect the performance of any one sector or events in any one country will have on a Fund's entire investment portfolio. However, a decline in the value of one of a Fund's investments may offset potential gains from other investments. Each Fund may be negatively affected by the broad investment environment in the international or U.S. securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. There can be no assurance that each Fund will achieve, by investing in initial public offerings or otherwise, the performance that it had previously experienced, and past performance is no guarantee of future investment results.

     Each Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

     Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

In addition to the risks described above, the Buying Fund is subject to the additional principal investment risks set forth below. While these additional risks may also be risks of the Selling Fund, they are not stated as principal investment risks of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.


                                       22



     To the extent the Fund invests some of its assets in higher-risk securities, such as illiquid securities, it may be subject to higher price volatility.

     If the Fund invests in ETFs, shareholders would bear not only the Fund's expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower.

     There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

     The Fund may invest a portion of its net assets in debt securities, which may be subject to changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to recognized indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported.

In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I and Class R4 shares of RiverSource Global Technology Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C and Class R (to be known as Class R2) shares of Seligman Global Technology Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge ("CDSC") for Class B, Class C and Seligman Global Technology Fund Class R (to be known as Class R2) shares;

- no sales charge for Class I and Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.


                                       23



AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



    RIVERSOURCE GLOBAL TECHNOLOGY (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


        +145.12%   -23.19%   -53.79%   -42.08%   +72.64%   +9.29%    +5.00%    +20.00%   +12.30%   -47.35%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008


During the periods shown in the bar chart, the highest return for a calendar quarter was +86.25% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -48.48% (quarter ended March 31, 2001).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

Prior to April 19, 2000, the Fund had not engaged in a broad public offering of its shares, or been subject to redemption requests. It had sold shares only to a single investor. One factor impacting the Fund's 1999 performance was the high concentration in technology investments, particularly in securities of internet and communication companies. These investments performed well and had a greater effect on the Fund's performance than similar investments made by other funds because of the high concentration, the lack of cash flows and the smaller size of the Fund. There is no assurance that the Fund's future investments will result in the same level of performance.

The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Dec. 6, 2005, the Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.


                                       24



      SELIGMAN GLOBAL TECHNOLOGY (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


        +116.23%   -30.11%   -21.78%   -32.98%   +36.15%   +4.63%    +8.14%    +18.57%   +14.92%   -40.45%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008


During the periods shown in the bar chart, the highest return for a calendar quarter was +55.72% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -32.60% (quarter ended Sept. 30, 2001).

The Class A annual total returns presented in the bar chart above do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The performance of other classes may vary from that shown because of differences in expenses.


                                       25



 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)

                                                                                        SINCE      SINCE
                                                                                      INCEPTION  INCEPTION
                                                           1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS I)
RIVERSOURCE GLOBAL TECHNOLOGY (SELLING FUND):
  Class A
    Return before taxes                                   -50.33%   -5.14%   -3.88%       N/A        N/A
    Return after taxes on distributions                   -50.33%   -5.14%   -6.28%       N/A        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                -32.72%   -4.30%   -2.49%       N/A        N/A
  Class B
    Return before taxes                                   -50.54%   -5.29%   -4.20%       N/A        N/A
  Class C
    Return before taxes                                   -48.26%   -4.75%     N/A     -14.97%(a)    N/A
  Class I
    Return before taxes                                   -47.24%     N/A      N/A        N/A      -2.33%(b)
  Class R4
    Return before taxes                                   -47.20%   -3.77%   -3.26%       N/A        N/A
MSCI World Index (reflects no deduction for fees,
expenses or taxes)                                        -40.33%   +0.00%   -0.19%     -2.49%(c)  -0.32%(d)
MSCI World IT Index (reflects no deduction for fees,
expenses or taxes)                                        -44.39%   -5.98%   -5.94%    -14.17%(c)  -4.93%(d)
S&P NATS Index (reflects no deduction for fees,
expenses or taxes)                                        -43.33%   -5.38%   -5.21%    -13.44%(c)  -4.12%(d)
Lipper Global Science and Technology Funds Index          -47.35%   -5.55%     N/A        N/A      -4.21%(d)
Lipper Science and Technology Funds Index                 -44.10%   -5.23%   -4.07%    -13.74%(c)  -3.81%(d)




(a) Inception date is June 26, 2000.
(b) Inception date is July 15, 2004.
(c) Measurement period started June 26, 2000.
(d) Measurement period started July 15, 2004.

The Morgan Stanley Capital International (MSCI) World Index, an unmanaged index, is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index reflects reinvestment of all distributions and changes in market prices.

The Morgan Stanley Capital International (MSCI) World Information Technology
(IT) Index, an unmanaged index, is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market. The index reflects reinvestment of all distributions and changes in market prices.

The S&P North American Technology Sector Index, formerly known as the GSTI Composite Index, an unmanaged index, is a market capitalization-weighted index of approximately 200 stocks designed to measure the performance of companies in the technology sector. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Global Science and Technology Funds Index includes the 10 largest global science and technology funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Lipper Science and Technology Funds Index includes the 30 largest science and technology funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Investors cannot invest directing in an index.

On July 1, 2008, the Lipper Global Science and Technology Funds Index replaced the Lipper Science and Technology Funds Index for purposes of determining the performance incentive adjustment. Lipper divided the Lipper Science and Technology classification (which included both domestic and global funds) and reclassified the Fund.

The Fund's investment manager recommended to the Fund that the Fund change its comparative index from the S&P North American Technology Sector Index(TM) (S&P NATS Index) to the MSCI World Index. The investment manager made this recommendation because the new index more closely aligns to the Fund's investment strategy. Based on this recommendation, on Nov. 17, 2008, the S&P NATS Index was replaced with the MSCI World Index, which will be used as the Fund's primary benchmark going forward.


                                       26



 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008) (CONTINUED)

                                                                                        SINCE      SINCE
                                                                                      INCEPTION  INCEPTION
                                                           1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS R)
SELIGMAN GLOBAL TECHNOLOGY (BUYING FUND):
  Class A*
    Return before taxes                                   -43.88%   -2.86%   -0.69%       N/A        N/A
    Return after taxes on distributions                   -43.88%   -2.86%   -1.30%       N/A        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                -28.52%   -2.41%   -0.50%       N/A        N/A
  Class B
    Return before taxes                                   -43.83%   -2.84%   -0.71%**     N/A        N/A
  Class C***
    Return before taxes                                   -41.50%   -2.44%     N/A      -1.83%(a)    N/A
  Class R (to be known as Class R2)
    Return before taxes                                   -41.19%   -1.93%     N/A        N/A      +3.47%(b)
MSCI World Index                                          -40.33%   +0.00%   -0.19%     -0.59%(e)  +4.62%(d)
MSCI World IT Index                                       -43.70%   -5.18%   -5.38%     -6.95%(e)  +0.95%(d)
Lipper Global Science & Technology Funds Average          -43.77%   -5.42%   -3.60%     -5.33%(c)  +0.81%(d)
Lipper Global Funds Average                               -41.06%   -0.49%   +0.88%     +0.51%(c)  +4.38%(d)




    *Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Although for all periods presented in the table the Fund's Class A share returns reflect a 5.75% initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.
   **The ten-year return for Class B shares reflects automatic conversions to
     Class A shares approximately eight years after their date of purchase. ***Effective June 4, 2007, there is no initial sales change on purchases of
     Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.
(a)  Inception date is May 27, 1999.
(b)  Inception date is April 30, 2003.
(c)  Measurement period started May 27, 1999.
(d)  Measurement period started April 30, 2003.
(e)  Measurement period started May 31, 1999.

The Morgan Stanley Capital International World Index (the "MSCI World Index") and the Morgan Stanley Capital International World Information Technology Index ("MSCI World IT Index", collectively, the "MSCI Indices"), and the Lipper Global Science & Technology Funds Average and the Lipper Global Funds Average (the "Lipper Averages") are unmanaged benchmarks that assume reinvestment of all distributions, if any. The Lipper Averages exclude the effect of fees, sales charges and taxes, and the MSCI Indices exclude the effect of expenses, fees, sales charges and taxes. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World IT Index is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market. The Lipper Global Science & Technology Funds Average measures the performance of mutual funds that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology. The Lipper Global Funds Average measures the performance of mutual funds that invest at least 25% of total assets in equity securities traded outside the United States, and which may own U.S. securities as well. Lipper currently classifies the Fund as a Global Science & Technology Fund.

Investors cannot invest directly in an average or index.

In May 2008, Lipper reclassified the Fund as a Global Science & Technology Fund. The Lipper Global Science & Technology Funds Average comprises mutual funds which invest primarily in the equity securities of domestic and foreign companies engaged in science and technology.

Prior to March 31, 2000, Seligman (the previous investment manager) employed subadvisers that were responsible for providing certain portfolio management services with regard to the Fund's investments. Since then, subadvisory services have not been employed for the Fund.

Inception date for Classes I and R4 is expected to be in the third quarter of 2009 and therefore performance information for these classes is not shown.


                                       27



PROPOSAL 2. REORGANIZATION OF RIVERSOURCE GROWTH INTO SELIGMAN GROWTH

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Growth Fund seeks to provide shareholders with long-term capital growth.

          BUYING FUND: Seligman Growth Fund seeks long-term capital appreciation.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests predominantly in common stocks of large U.S. companies. The Selling Fund may invest up to 25% of its net assets in foreign investments, while the Buying Fund may invest up to 10% of its total assets directly in securities of foreign companies. The Selling Fund counts American Depositary Receipts ("ADRs") toward its 25% limit, but ADRs are excluded from the Buying Fund's 10% limitation, and so the actual percentage the Buying Fund invests both directly in foreign securities and indirectly in ADRs may exceed 25%.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:

----------------------------------------------------------------------------------------------
    RIVERSOURCE GROWTH FUND (SELLING FUND)             SELIGMAN GROWTH FUND (BUYING FUND)
----------------------------------------------------------------------------------------------
The Fund invests primarily in common stocks      Generally, the Fund invests primarily in the
of large U.S. companies.                         common stock of large U.S. companies,
                                                 selected for their growth prospects.
Up to 25% of the Fund's net assets may be
invested in foreign investments.                 The Fund primarily invests in common stocks.
                                                 However, the Fund may also invest in
The investment manager may invest in             preferred stocks, securities convertible into
derivatives such as futures, options, forward    common stocks, common stock rights or
contracts and structured investments, to         warrants, and debt securities if the
produce incremental earnings, to hedge           investment manager believes they offer
existing positions, or to increase               opportunities for growth in capital value. In
flexibility.                                     considering purchases and sales for the Fund,
                                                 the investment manager seeks to provide an
                                                 increase in future income (including both
                                                 dividends and capital gains) to shareholders.
                                                 In doing so, the investment manager considers
                                                 the prevailing market environment and the
                                                 characteristics of growth stocks available
                                                 for purchase by the Fund. This may not,
                                                 however, result in current dividend income.

                                                 The Fund may invest up to 15% of its net
                                                 assets in illiquid securities (i.e.,
                                                 securities that cannot be readily sold) and
                                                 may invest up to 10% of its total assets
                                                 directly in securities issued by companies
                                                 incorporated outside the United States
                                                 ("foreign companies"), except that companies
                                                 that either (i) have their principal place of
                                                 business in the United States, (ii) derive
                                                 50% or more of their revenue from U.S.
                                                 sources or (iii) have the securities to be
                                                 purchased by the Fund traded on a U.S.
                                                 securities exchange (including depositary
                                                 receipts), will not be considered foreign
                                                 companies. The Fund generally does not invest
                                                 a significant amount, if any, in illiquid
                                                 securities.

                                                 The Fund may also invest up to 10% of its
                                                 assets in exchange-traded funds ("ETFs").
                                                 ETFs are traded, like individual stocks, on
                                                 an exchange, but they represent baskets of
                                                 securities that seek to track the performance
                                                 of certain indices. The indices include not
                                                 only broad-market indexes but more specific
                                                 indices as well, including those relating to
                                                 particular sectors, countries and regions.
                                                 The Fund may invest in ETFs for short-term
                                                 cash management purposes or as part of its
                                                 overall investment strategy.
----------------------------------------------------------------------------------------------


In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

The investment manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors.

In selecting individual securities for investment, the investment manager looks to identify large companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- Strong or improving company fundamentals;

- Strong management;


                                       28



- Market earnings expectations at or below the investment manager's estimates;

- Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

- Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

- Potential for above-average growth.

The Fund will generally sell a stock when the investment manager believes that:

- The company fundamentals have deteriorated;

- The company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued); or

- The investment manager's price target has been met.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds are managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

--------------------------------------------------------------------------------------------------
   POLICY        RIVERSOURCE GROWTH FUND (SELLING FUND)       SELIGMAN GROWTH FUND (BUYING FUND)
--------------------------------------------------------------------------------------------------
REPURCHASE      No fundamental policy, see fundamental     The Fund will not enter into repurchase
AGREEMENTS:     policy with respect to lending, below.     agreements of more than one week's
                                                           duration if more than 10% of its net
                                                           assets would be so invested.
--------------------------------------------------------------------------------------------------
COMMODITIES:    The Fund will not buy or sell physical     The Fund may not purchase or sell
                commodities unless acquired as a result    commodities or commodity contracts,
                of ownership of securities or other        except to the extent permissible under
                instruments, except this shall not         applicable law and interpretations, as
                prevent the Fund from buying or selling    they may be amended from time to time.
                options and futures contracts or from      See also nonfundamental policy with
                investing in securities or other           respect to commodities, below.
                instruments backed by, or whose value
                is derived from, physical commodities.
--------------------------------------------------------------------------------------------------
MARGIN:         No fundamental policy.                     The Fund may not purchase securities on
                                                           margin except as permitted by the 1940
                                                           Act or any rule thereunder, any SEC or
                                                           SEC staff interpretations thereof or
                                                           any exemptions therefrom which may be
                                                           granted by the SEC.
--------------------------------------------------------------------------------------------------
ISSUING         The Fund will not issue senior             The Fund may not issue senior
SENIOR          securities, except as permitted under      securities, except as permitted by the
SECURITIES:     the 1940 Act, the rules and regulations    1940 Act or any rule thereunder, any
                thereunder and any applicable exemptive    SEC or SEC staff interpretations
                relief.                                    thereof or any exemptions therefrom
                                                           which may be granted by the SEC.
--------------------------------------------------------------------------------------------------
BORROWING       The Fund will not borrow money, except     The Fund may not borrow money, except
MONEY:          for temporary purposes (not for            as permitted by the 1940 Act or any
                leveraging or investment) in an amount     rule thereunder, any SEC or SEC staff
                not exceeding 33 1/3% of its total         interpretations thereof or any
                assets (including the amount borrowed)     exemptions therefrom which may be
                less liabilities (other than               granted by the SEC.  See also
                borrowings) immediately after the          nonfundamental policy with respect to
                borrowings.                                borrowing, below.
--------------------------------------------------------------------------------------------------
LENDING:        The Fund will not lend securities or       The Fund may not make loans, except as
                participate in an interfund lending        permitted by the 1940 Act or any rule
                program if the total of all such loans     thereunder, any SEC or SEC staff
                would exceed 33 1/3% of the Fund's         interpretations thereof or any
                total assets except this fundamental       exemptions therefrom which may be
                investment policy shall not prohibit       granted by the SEC.
                the Fund from purchasing money market
                securities, loans, loan participation
                or other debt securities, or from
                entering into repurchase agreements.
--------------------------------------------------------------------------------------------------
UNDERWRITIN-    The Fund will not act as an underwriter    The Fund may not underwrite the
G:              (sell securities for others). However,     securities of other issuers, except
                under the securities laws, the Fund may    insofar as the Fund may be deemed an
                be deemed to be an underwriter when it     underwriter under the 1933 Act in
                purchases securities directly from the     disposing of a portfolio security or in
                issuer and later resells them.             connection with investments in other
                                                           investment companies.
--------------------------------------------------------------------------------------------------
REAL ESTATE:    The Fund will not buy or sell real         The Fund may not purchase or hold any
                estate, unless acquired as a result of     real estate, except the Fund may invest
                ownership of securities or other           in securities secured by real estate or
                instruments, except this shall not         interests therein or issued by persons
                prevent the Fund from investing in         (including real estate investment
                securities or other instruments backed     trusts) which deal in real estate or
                by real estate or securities of            interests therein.
                companies engaged in the real estate
                business or real estate investment
                trusts. For purposes of this policy,
                real estate includes real estate
                limited partnerships.


--------------------------------------------------------------------------------------------------


                                       29



--------------------------------------------------------------------------------------------------
   POLICY        RIVERSOURCE GROWTH FUND (SELLING FUND)       SELIGMAN GROWTH FUND (BUYING FUND)
--------------------------------------------------------------------------------------------------
DIVERSIFICA-    The Fund will not purchase more than       The Fund may not make any investment
TION:           10% of the outstanding voting              inconsistent with the Fund's
                securities of an issuer, except that up    classification as a diversified company
                to 25% of the Fund's assets may be         under the 1940 Act.
                invested without regard to this 10%
                limitation.

                The Fund will not invest more than 5%
                of its total assets in securities of
                any company, government, or political
                subdivision thereof, except the
                limitation will not apply to
                investments in securities issued or
                guaranteed by the U.S. government, its
                agencies, or instrumentalities, or
                other investment companies, and except
                that up to 25% of the Fund's total
                assets may be invested without regard
                to this 5% limitation.
--------------------------------------------------------------------------------------------------
INDUSTRY        The Fund will not concentrate in any       The Fund may not invest 25% or more of
CONCENTRATI-    one industry. According to the present     its total assets, at market value, in
ON:             interpretation by the SEC, this means      the securities of issuers in any
                that up to 25% of the Fund's total         particular industry, provided that this
                assets, based on current market value      limitation shall exclude securities
                at time of purchase, can be invested in    issued or guaranteed by the U.S.
                any one industry.                          government or any of its agencies or
                                                           instrumentalities.
--------------------------------------------------------------------------------------------------
DEALINGS        No fundamental policy.                     The Fund may not purchase or hold the
WITH                                                       securities of any issuer (other than
DIRECTORS,                                                 the shares of the Fund), if to its
OFFICERS AND                                               knowledge, directors or officers of the
TRUSTEES:                                                  Fund individually owning beneficially
                                                           more than 0.5% of the securities of
                                                           that issuer own in the aggregate more
                                                           than 5% of such securities.

                                                           The Fund may not deal with its
                                                           directors or officers, or firms they
                                                           are associated with, in the purchase or
                                                           sale of securities of other issuers,
                                                           except as broker.
--------------------------------------------------------------------------------------------------


COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

The following highlights the differences in the Funds' nonfundamental policies (policies that may be changed without a shareholder vote) and related investment strategies:

--------------------------------------------------------------------------------------------------
   POLICY        RIVERSOURCE GROWTH FUND (SELLING FUND)       SELIGMAN GROWTH FUND (BUYING FUND)
--------------------------------------------------------------------------------------------------
FUND            Not applicable, see the fundamental        The Fund may not borrow more than 15%
BORROWING       policy with respect to borrowing,          of the value of its total assets.
RESTRICTION-    above.                                     Borrowings may be secured by a mortgage
S:                                                         or pledge of the Fund's assets.  See
                                                           also fundamental policy with respect to
                                                           borrowing, above.
--------------------------------------------------------------------------------------------------
SECURITIES      Not applicable.                            The Fund may not acquire any securities
OF OPEN-                                                   of a registered open-end investment
END                                                        company or a registered unit investment
INVESTMENT                                                 trust in reliance on subparagraph (F)
COMPANIES:                                                 or subparagraph (G) of Section 12(d)(1)
                                                           of the 1940 Act.
--------------------------------------------------------------------------------------------------
FOREIGN         Up to 25% of the Fund's net assets may     The Fund may invest up to 10% of its
SECURITIES:     be invested in foreign investments         total assets directly in securities
                (including ADRs).                          issued by companies incorporated
                                                           outside the U.S. ("foreign companies"),
                                                           except that companies that either (i)
                                                           have their principal place of business
                                                           in the U.S., (ii) derive 50% or more of
                                                           their revenue from U.S. sources or
                                                           (iii) have the securities to be
                                                           purchased by the Fund traded on a U.S.
                                                           securities exchange (including
                                                           depositary receipts), will not be
                                                           considered foreign companies.
--------------------------------------------------------------------------------------------------
EXCHANGE        Investing in exchange-traded funds         The Fund may invest up to 10% of its
TRADED          (ETFs) is an allowable investment          assets in exchange-traded funds (ETFs).
FUNDS:          strategy for the Fund, however, the
                Fund does not have a stated policy
                limiting these types of investments,
                other than as otherwise permitted by
                the 1940 Act.
--------------------------------------------------------------------------------------------------
COMMODITIES:    See fundamental policy with respect to     The Fund may purchase and sell
                commodities above.                         commodities and commodity contracts
                                                           only to the extent that such activities
                                                           do not result in the Fund being a
                                                           "commodity pool" as defined in the
                                                           Commodity Exchange Act and the
                                                           Commodity Futures Trading Commission's
                                                           regulations and interpretations
                                                           thereunder. Approval of the Board of
                                                           Directors must be granted for a Fund to
                                                           invest in any new type of commodity if
                                                           it is of a type the Fund has not
                                                           previously utilized.  See also
                                                           fundamental policy with respect to
                                                           commodities, above.
--------------------------------------------------------------------------------------------------
SHORT SALES:    The Fund is not prohibited from            The Fund may not sell securities short
                engaging in short sales as an              or maintain a short position.
                investment strategy, however, the Fund
                will seek Board approval prior to
                utilizing short sales as an active part
                of its investment strategy.


--------------------------------------------------------------------------------------------------


                                       30



--------------------------------------------------------------------------------------------------
   POLICY        RIVERSOURCE GROWTH FUND (SELLING FUND)       SELIGMAN GROWTH FUND (BUYING FUND)
--------------------------------------------------------------------------------------------------
RIGHTS AND      Investing in warrants is an allowable      The Fund may not invest in rights and
WARRANTS:       investment strategy for the Fund.          warrants if, at the time of
                                                           acquisition, the investment in rights
                                                           and warrants would exceed 5% of the
                                                           Fund's net assets, valued at the lower
                                                           of cost or market. In addition, no more
                                                           than 2% of net assets may be invested
                                                           in warrants not listed on the New York
                                                           or American Stock Exchanges.
--------------------------------------------------------------------------------------------------
ACCESS          The Fund may invest in access trades       The Fund may participate in access
TRADES:         and other derivative instruments to the    trades, but its exposure is limited to
                extent permitted by its investment         5% of total assets of the Fund at the
                strategy.                                  time of purchase and dealing with
                                                           counterparties believed to be
                                                           reputable.
--------------------------------------------------------------------------------------------------
INVESTMENTS     Not applicable, other than as otherwise    The Fund may not invest for the purpose
TO              permitted by the 1940 Act.                 of controlling or managing any company.
CONTROL OR
MANAGE:
--------------------------------------------------------------------------------------------------


COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives and principal investment strategies. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

     The Fund's performance may be affected by the broad investment environment in the United States or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

     Derivatives (including rights and warrants) and illiquid securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility.

     Foreign securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with U.S. investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

     The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

In addition to the risks described above, the Buying Fund is subject to the additional principal investment risks set forth below. While these additional risks may also be risks of the Selling Fund, they are not stated as principal investment risks of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

     Stocks of large capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund's performance may be negatively affected.

     The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

     If the Fund invests in ETFs, shareholders would bear not only the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's return will therefore be lower. To the extent the Fund invests in ETFs, the Fund is exposed to the risks associated with the underlying investments of the ETFs and the Fund's performance may be negatively affected if the value of those underlying investments declines.

     There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

     The Fund may invest a portion of its net assets in debt securities, which may be subject to changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.


                                       31



PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to recognized indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Growth Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R (to be known as Class R2) and Class I (to be known as Class R5) shares of Seligman Growth Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable CDSC for Class B, Class C and Seligman Growth Fund Class R (to be known as Class R2) shares;

- no sales charge for RiverSource Growth Fund Class I, Class R2, Class R3, Class R4 and Class R5 and Seligman Growth Fund Class I (to be known as Class R5) shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



       RIVERSOURCE GROWTH FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +39.51%   -19.02%   -31.30%   -24.09%   +20.75%   +8.49%    +8.42%    +10.91%   +2.87%    -44.59%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008


During the periods shown in the bar chart, the highest return for a calendar quarter was +25.27% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -28.16% (quarter ended Sept. 30, 2001).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund formerly was a "feeder" fund in a master/feeder arrangement where the Fund invested all of its assets in a corresponding "master" fund with an identical investment objective and investment strategies. As of Dec. 6, 2005, the Fund became a stand-alone fund that invests directly in a portfolio of securities. The information shown in the table and in the financial highlights for the Fund includes the activity of the Fund when it was a feeder in a master/feeder arrangement.


                                       32



         SELIGMAN GROWTH FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +30.27%   -16.18%   -19.33%   -36.07%   +31.07%   +5.72%    +5.67%    +9.27%    +16.52%   -44.06%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008


During the periods shown in the bar chart, the highest return for a calendar quarter was +22.98% (quarter ended Dec. 31, 1999) and the lowest return for a calendar quarter was -25.51% (quarter ended Dec. 31, 2008).

The Class A annual total returns presented in the bar chart above do not reflect the effect of any sales charges, if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


                                       33



 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                                                        SINCE
                                                                                SINCE      SINCE      INCEPTION
                                                                              INCEPTION  INCEPTION  (CLASSES R2,
                                                   1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS I)    R3 & R5)
RIVERSOURCE GROWTH FUND (SELLING FUND):
  Class A
    Return before taxes                           -47.77%   -6.86%   -6.65%        N/A        N/A          N/A
    Return after taxes on distributions           -48.71%   -7.30%   -7.01%        N/A        N/A          N/A
    Return after taxes on distributions and sale
    of Fund shares                                -31.06%   -5.92%   -5.40%        N/A        N/A          N/A
  Class B
    Return before taxes                           -47.65%   -6.84%   -6.89%        N/A        N/A          N/A
  Class C
    Return before taxes                           -45.54%   -6.47%      N/A    -12.24%(a)     N/A          N/A
  Class I
    Return before taxes                           -44.28%      N/A      N/A        N/A     -6.10%(b)       N/A
  Class R2
    Return before taxes                           -44.57%      N/A      N/A        N/A        N/A      -23.63%(c)
  Class R3
    Return before taxes                           -44.44%      N/A      N/A        N/A        N/A      -23.44%(c)
  Class R4
    Return before taxes                           -44.42%   -5.54%   -5.99%        N/A        N/A          N/A
  Class R5
    Return before taxes                           -44.35%      N/A      N/A        N/A        N/A      -23.26%(c)
Russell 1000(R) Growth Index
(reflects no deduction for fees, expenses or
taxes)                                            -38.54%   -2.35%   -0.76%     -5.13%(d)  -3.90%(e)   -18.95%(f)
Lipper Large-Cap Growth Funds Index               -41.39%   -3.99%   -4.76%     -8.78%(d)  -4.80%(e)   -17.64%(f)


(a) Inception date is June 26, 2000.
(b) Inception date is March 4, 2004.
(c) Inception date is Dec. 11, 2006.
(d) Measurement period started June 26, 2000.
(e) Measurement period started March 4, 2004.
(f) Measurement period started Dec. 11, 2006.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investors cannot invest directly in an index.



                                       34



    AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008) (CONTINUED)



                                                                                  SINCE      SINCE      SINCE
                                                                                INCEPTION  INCEPTION  INCEPTION
                                                     1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS R)  (CLASS I)
SELIGMAN GROWTH FUND (BUYING FUND):
  Class A*
    Return before taxes                             -47.29%   -5.58%   -5.74%        N/A        N/A        N/A
    Return after taxes on distributions             -47.29%   -5.58%   -6.48%        N/A        N/A        N/A
    Return after taxes on distributions and sale
    of Fund shares                                  -30.74%   -4.65%   -4.48%        N/A        N/A        N/A
  Class B
    Return before taxes                             -47.25%   -5.60%   -5.74%**      N/A        N/A        N/A
  Class C***
    Return before taxes                             -45.03%   -5.22%      N/A     -6.18%(a)     N/A        N/A
  Class R (to be known as Class R2)
    Return before taxes                             -44.85%   -4.73%      N/A        N/A     -0.66%(b)     N/A
  Class I (to be known as Class R5)
    Return before taxes                             -43.95%   -4.04%      N/A        N/A        N/A     -5.24%(c)
Russell 1000 Growth Index                           -38.44%   -3.42%   -4.27%     -4.60%(d)  +0.45%(e)  -3.36%(f)
Lipper Large-Cap Core Funds Average                 -37.23%   -2.88%   -1.72%     -2.18%(d)  +0.88%(e)  -2.12%(f)
Lipper Large-Cap Growth Funds Average               -40.70%   -3.72%   -2.92%     -3.51%(d)  -0.10%(e)  -3.48%(f)



     * Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Although for all periods presented in the table the Fund's Class A total returns reflect a 5.75% initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.
    ** The ten-year return for Class B shares reflects automatic conversion to
       Class A shares approximately eight years after their date of purchase. *** Effective June 4, 2007, there is no initial sales change on purchases of
       Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.
   (a) Inception date is May 27, 1999.
   (b) Inception date is April 30, 2003.
   (c) Inception date is Nov. 30, 2001.
   (d) Measurement period started May 27, 1999.
   (e) Measurement period started April 30, 2003.
   (f) Measurement period started Nov. 30, 2001.

The Lipper Large-Cap Core Funds Average and the Lipper Large-Cap Growth Funds Average are each an average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity (USDE) large-cap floor. Large-cap core funds typically have an average price-to-earnings ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Russell 1000 Growth Index ("Russell Index") measures the performance of those Russell 1000 companies (the largest companies in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values, as determined by the Frank Russell Company. The Lipper averages and the Russell Index are unmanaged and assume reinvestment of all distributions, if any, and exclude the effect of fees, sales charges and taxes. The Russell Index also excludes the effect of expenses. As of the date of this prospectus, Lipper classifies the Fund as a Large-Cap Growth Fund.

Investors cannot invest directly in an average or an index.

Inception date for Classes I, R3 and R4 is expected to be in the third quarter of 2009 and therefore performance information for these classes is not shown.


                                       35



PROPOSAL 3. REORGANIZATION OF RIVERSOURCE LARGE CAP VALUE INTO RIVERSOURCE EQUITY VALUE

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks growth of capital, but RiverSource Equity Value Fund also seeks growth of income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Large Cap Value Fund seeks to provide shareholders with long-term growth of capital.

          BUYING FUND: RiverSource Equity Value Fund seeks to provide shareholders with growth of capital and income.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests predominantly in equity securities, though the Selling Fund invests primarily in companies with a market capitalization greater than $5 billion, while the Buying Fund has no similar market capitalization restriction.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:

----------------------------------------------------------------------------------------------
  RIVERSOURCE LARGE CAP VALUE FUND (SELLING
                    FUND)                         RIVERSOURCE EQUITY VALUE FUND (BUYING FUND)
----------------------------------------------------------------------------------------------
Under normal market conditions, at least 80%     Under normal market conditions, the Fund will
of the Fund's net assets are invested in         invest at least 80% of its net assets in
equity securities of companies with a market     equity securities. These securities may
capitalization greater than $5 billion. The      provide income, offer the opportunity for
Fund may also invest in income-producing         long-term capital appreciation, or both. The
equity securities, such as preferred stocks.     Fund's investment philosophy is rooted in the
                                                 belief that a disciplined, systematic, value-
                                                 oriented approach to investing primarily in
                                                 large-cap companies provides investors with
                                                 an excellent opportunity for long-term growth
                                                 of capital.
----------------------------------------------------------------------------------------------


In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

Up to 25% of each Fund's net assets may be invested in foreign investments.

Each Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

In pursuit of each Fund's objective, the investment manager chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

- Identify companies with moderate growth potential based on:

  - effective management, as demonstrated by overall performance;

  - financial strength; and

  - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

- The security is overvalued relative to alternative investments.

- The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

COMPARISON OF FUNDAMENTAL POLICIES

The Funds have identical fundamental investment policies. For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote.

COMPARISON OF NONFUNDAMENTAL POLICIES

The Funds have identical nonfundamental investment policies (policies that may be changed without a shareholder vote).

COMPARISON OF PRINCIPAL RISK FACTORS

The principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives and principal investment strategies. The actual risks of investing in each Fund depend on the

                                       36



securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

- ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

- FOREIGN RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:

  Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

  Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

  Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

- ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

- MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

In addition to the risks described above, the Buying Fund is subject to the following additional principal investment risk: sector risk. While this additional risk may also be a risk of the Selling Fund, it is not stated as a principal investment risk of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

- SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of RiverSource Large Cap Value Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of

                                       37



RiverSource Equity Value Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable CDSC for Class B and Class C shares;

- no sales charge for Class I, Class R2, Class R3, Class R4 and Class R5 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


                 RIVERSOURCE LARGE CAP VALUE FUND (SELLING FUND)
                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


                                                 +28.01%   +11.37%   +4.22%    +19.15%   -0.56%    -41.39%

                                                  2003      2004      2005      2006      2007      2008


During the periods shown in the bar chart, the highest return for a calendar quarter was +17.42% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -22.98% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


                   RIVERSOURCE EQUITY VALUE FUND (BUYING FUND)
                            CLASS A SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)

                                   (BAR CHART)


         +10.49%   +0.35%    -4.40%    -25.99%   +32.21%   +14.77%   +11.78%   +20.27%   +6.81%    -39.43%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008


During the periods shown in the bar chart, the highest return for a calendar quarter was +20.48% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -23.90% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


                                       38



 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                            SINCE                     SINCE
                                                                          INCEPTION      SINCE      INCEPTION
                                                                       (CLASSES A, B,  INCEPTION  (CLASSES R2,
                                                      1 YEAR  5 YEARS      C & R4)     (CLASS I)    R3 & R5)
RIVERSOURCE LARGE CAP VALUE FUND (SELLING FUND):
  Class A
    Return before taxes                              -44.80%   -5.36%      -2.05%(a)       N/A          N/A
    Return after taxes on distributions              -45.19%   -6.93%      -3.53%(a)       N/A          N/A
    Return after taxes on distributions and sale of
    Fund shares                                      -29.04%   -4.45%      -1.81%(a)       N/A          N/A
  Class B
    Return before taxes                              -44.59%   -5.15%      -1.85%(a)       N/A          N/A
  Class C
    Return before taxes                              -42.25%   -4.19%      -1.87%(a)       N/A          N/A
  Class I
    Return before taxes                              -41.10%     N/A         N/A         -4.71%(b)      N/A
  Class R2
    Return before taxes                              -41.30%     N/A         N/A           N/A       -22.64%(c)
  Class R3
    Return before taxes                              -41.11%     N/A         N/A           N/A       -22.42%(c)
  Class R4
    Return before taxes                              -40.89%   -3.88%      -0.84%(a)       N/A          N/A
  Class R5
    Return before taxes                              -41.16%     N/A         N/A           N/A       -22.30%(c)
Russell 1000(R) Value Index (reflects no deduction
for fees, expenses or taxes)                         -36.85%   -0.79%      +1.72%(d)     -1.81%(e)   -19.69%(f)
Lipper Large-Cap Value Funds Index                   -37.00%   -1.90%      +0.53%(d)     -2.87%(e)   -18.84%(f)


(a) Inception date is June 27, 2002.
(b) Inception date is March 4, 2004.
(c) Inception date is Dec. 11, 2006.
(d) Measurement period stared June 27, 2002.
(e) Measurement period stared March 4, 2004.
(f) Measurement period started Dec. 11, 2006.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investors cannot invest directly in an index.



                                       39



  AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008) (CONTINUED)



                                                                                                        SINCE
                                                                                SINCE      SINCE      INCEPTION
                                                                              INCEPTION  INCEPTION  (CLASSES R2,
                                                   1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS I)    R3 & R5)
RIVERSOURCE EQUITY VALUE FUND (BUYING FUND):
  Class A
    Return before taxes                           -42.89%   -1.21%   -0.16%       N/A        N/A          N/A
    Return after taxes on distributions           -43.93%   -2.06%   -1.21%       N/A        N/A          N/A
    Return after taxes on distributions and sale
    of Fund shares                                -26.94%   -1.15%   -0.46%       N/A        N/A          N/A
  Class B
    Return before taxes                           -42.59%   -1.13%   -0.40%       N/A        N/A          N/A
  Class C
    Return before taxes                           -40.36%   -0.77%     N/A      -0.83%(a)    N/A          N/A
  Class I
    Return before taxes                           -39.16%     N/A      N/A        N/A      -0.58%(b)      N/A
  Class R2
    Return before taxes                           -39.45%     N/A      N/A        N/A        N/A       -18.95%(c)
  Class R3
    Return before taxes                           -39.33%     N/A      N/A        N/A        N/A       -18.78%(c)
  Class R4
    Return before taxes                           -39.27%   +0.17%   +0.52%       N/A        N/A          N/A
  Class R5
    Return before taxes                           -39.00%     N/A      N/A        N/A        N/A       -18.56%(c)
Russell 1000(R) Value Index (reflects no
deduction for fees, expenses or taxes)            -36.85%   -0.79%   +1.36%     +0.91%(d)  -1.81%(e)   -19.69%(f)
Lipper Large-Cap Value Funds Index                -37.00%   -1.90%   -0.36%     -1.47%(d)  -2.87%(e)   -18.84%(f)



(a) Inception date is June 26, 2000.
(b) Inception date is March 4, 2004.
(c) Inception date is Dec. 11, 2006.
(d) Measurement period stated June 26, 2000.
(e) Measurement period started March 4, 2004.
(f) Measurement period started Dec. 11, 2006.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investors cannot invest directly in an index.



                                       40



PROPOSAL 4. REORGANIZATION OF RIVERSOURCE SMALL CAP ADVANTAGE INTO SELIGMAN SMALLER-CAP VALUE

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

The investment objectives for the Funds are as follows:

          SELLING FUND: RiverSource Small Cap Advantage Fund seeks to provide shareholders with long-term capital growth.

          BUYING FUND: Seligman Smaller-Cap Value Fund seeks long-term capital appreciation.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests primarily in equity securities of companies with small market capitalizations. The Selling Fund invests at least 80% of its net assets in companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Buying Fund invests at least 80% of its net assets in companies with market capitalizations of $3 billion or less at the time of purchase. Each Fund generally holds a small number of securities. The Selling Fund may invest up to 25% of its net assets in foreign investments, while the Buying Fund may invest up to 10% of its total assets directly in foreign securities. The Selling Fund counts American Depositary Receipts ("ADRs") toward its 25% limit, but ADRs are excluded from the Buying Fund's 10% limitation, and so the actual percentage the Buying Fund invests both directly in foreign securities and indirectly in ADRs may exceed 25%.

Detailed strategies for the Selling Fund and the Buying Fund are set forth below:

----------------------------------------------------------------------------------------------
RIVERSOURCE SMALL CAP ADVANTAGE FUND (SELLING
                    FUND)                        SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)
----------------------------------------------------------------------------------------------
The Fund's assets primarily are invested in      The Fund generally invests at least 80% of
equity securities. Under normal market           its net assets in the common stock of value
conditions, at least 80% of the Fund's net       companies with smaller market capitalization
assets are invested in equity securities of      ($3 billion or less) at the time of purchase
companies with market capitalizations of up      by the Fund.
to $2 billion or that fall within the range
of the Russell 2000(R) Index at the time of      Although the Fund invests primarily in common
investment. At September 30, 2008, the range     stocks of domestic issuers, it may also
of the Russell 2000 Index was between $28        invest in other equity-related securities of
million and $3.8 billion. The Fund can invest    domestic issuers, including preferred stock,
in any economic sector and, at times, it may     stock convertible into or exchangeable for
emphasize one or more particular sectors. Up     such securities, and common stock purchase
to 25% of the Fund's net assets may be           rights and warrants. The Fund may also invest
invested in foreign investments.                 in American Depositary Receipts ("ADRs").
                                                 ADRs are publicly traded instruments
                                                 generally issued by domestic banks or trust
                                                 companies that represent a security of a
                                                 foreign issuer. ADRs are quoted and settled
                                                 in U.S. dollars. The Fund uses the same
                                                 criteria in evaluating these securities as it
                                                 does for common stocks.

                                                 The Fund may invest up to 15% of its net
                                                 assets in illiquid securities (i.e.,
                                                 securities that cannot be readily sold) and
                                                 may invest up to 10% of its total assets
                                                 directly in foreign securities. The limit on
                                                 foreign securities does not include ADRs, or
                                                 commercial paper and certificates of deposit
                                                 issued by foreign banks. The Fund may also
                                                 purchase put options in an attempt to hedge
                                                 against a decline in the price of securities
                                                 it holds in its portfolio. A put option gives
                                                 the Fund the right to sell an underlying
                                                 security at a particular price during a fixed
                                                 period. The Fund generally does not invest a
                                                 significant amount of its assets, if any, in
                                                 illiquid securities, foreign securities, or
                                                 put options.

                                                 The Fund may also invest up to 10% of its
                                                 assets in exchange-traded funds ("ETFs").
                                                 ETFs are traded, like individual stocks, on
                                                 an exchange, but they represent baskets of
                                                 securities that seek to track the performance
                                                 of certain indices. The indices include not
                                                 only broad-market indexes but more specific
                                                 indices as well, including those relating to
                                                 particular sectors, countries and regions.
                                                 The Fund may invest in ETFs for short-term
                                                 cash management purposes or as part of its
                                                 overall investment strategy.

                                                 The Fund's Board of Directors may change the
                                                 parameters by which small market
                                                 capitalization is defined if it concludes
                                                 such a change is appropriate.
----------------------------------------------------------------------------------------------




                                       41



In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

- a low price-to-earnings and/or low price-to book ratio;

- positive change in senior management;

- positive corporate restructuring;

- a temporary setback in price due to factors that no longer exist;

- a positive shift in the company's business cycle; and/or

- a catalyst for increase in the rate of the company's earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

- it has become fully valued,

- its fundamentals have deteriorated, or

- ongoing evaluation reveals that there are more attractive investment opportunities available.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds result in any material difference in the way the Funds are managed.

For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without a shareholder vote. The Funds' fundamental investment policies are set forth below:

-----------------------------------------------------------------------------------------------------------
POLICY                     RIVERSOURCE SMALL CAP ADVANTAGE FUND         SELIGMAN SMALLER-CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------
REPURCHASE               No fundamental policy, see fundamental     The Fund will not enter into repurchase
AGREEMENTS               policy with respect to lending, below.     agreements of more than one week's
                                                                    duration if more than 10% of its net
                                                                    assets would be so invested.
-----------------------------------------------------------------------------------------------------------
COMMODITIES              The Fund will not buy or sell physical     The Fund may not purchase or sell
                         commodities unless acquired as a result    commodities or commodity contracts,
                         of ownership of securities or other        except to the extent permissible under
                         instruments, except this shall not         applicable law and interpretations, as
                         prevent the Fund from buying or selling    they may be amended from time to time.
                         options and futures contracts or from      See also nonfundamental policy with
                         investing in securities or other           respect to commodities, below.
                         instruments backed by, or whose value
                         is derived from, physical commodities.
-----------------------------------------------------------------------------------------------------------
MARGIN                   No fundamental policy.                     The Fund may not purchase securities on
                                                                    margin except as permitted by the 1940
                                                                    Act, as amended or any rule thereunder,
                                                                    any SEC or SEC staff interpretations
                                                                    thereof or any exemptions therefrom
                                                                    which may be granted by the SEC.
-----------------------------------------------------------------------------------------------------------
ISSUING SENIOR           The Fund will not issue senior             The Fund may not issue senior
SECURITIES               securities, except as permitted under      securities, except as permitted by the
                         the 1940 Act, the rules and regulations    1940 Act or any rule thereunder, any
                         thereunder and any applicable exemptive    SEC or SEC staff interpretations
                         relief.                                    thereof or any exemptions therefrom
                                                                    which may be granted by the SEC.
-----------------------------------------------------------------------------------------------------------
BORROWING MONEY          The Fund will not borrow money, except     The Fund may not borrow money, except
                         for temporary purposes (not for            as permitted by the 1940 Act or any
                         leveraging or investment) in an amount     rule thereunder, any SEC or SEC staff
                         not exceeding 33 1/3% of its total         interpretations thereof or any
                         assets (including the amount borrowed)     exemptions therefrom which may be
                         less liabilities (other than               granted by the SEC.  See also
                         borrowings) immediately after the          nonfundamental policy with respect to
                         borrowings.                                borrowing, below.
-----------------------------------------------------------------------------------------------------------


                                       42



-----------------------------------------------------------------------------------------------------------
POLICY                     RIVERSOURCE SMALL CAP ADVANTAGE FUND         SELIGMAN SMALLER-CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
LENDING                  The Fund will not lend securities or       The Fund may not make loans, except as
                         participate in an interfund lending        permitted by the 1940 Act or any rule
                         program if the total of all such loans     thereunder, any SEC or SEC staff
                         would exceed 33 1/3% of the Fund's         interpretations thereof or any
                         total assets except this fundamental       exemptions therefrom which may be
                         investment policy shall not prohibit       granted by the SEC.
                         the Fund from purchasing money market
                         securities, loans, loan participation
                         or other debt securities, or from
                         entering into repurchase agreements.
-----------------------------------------------------------------------------------------------------------
UNDERWRITING             The Fund will not act as an underwriter    The Fund may not underwrite the
                         (sell securities for others). However,     securities of other issuers, except
                         under the securities laws, the Fund may    insofar as a Fund may be deemed an
                         be deemed to be an underwriter when it     underwriter under the 1933 Act in
                         purchases securities directly from the     disposing of a portfolio security or in
                         issuer and later resells them.             connection with investments in other
                                                                    investment companies.
-----------------------------------------------------------------------------------------------------------
REAL ESTATE              The Fund will not buy or sell real         The Fund may not purchase or hold any
                         estate, unless acquired as a result of     real estate, except the Fund may invest
                         ownership of securities or other           in securities secured by real estate or
                         instruments, except this shall not         interests therein or issued by persons
                         prevent the Fund from investing in         (including real estate investment
                         securities or other instruments backed     trusts) which deal in real estate or
                         by real estate or securities of            interests therein.
                         companies engaged in the real estate
                         business or real estate investment
                         trusts. For purposes of this policy,
                         real estate includes real estate
                         limited partnerships.
-----------------------------------------------------------------------------------------------------------
DIVERSIFICATION          The Fund will not purchase more than       The Fund may not make any investment
                         10% of the outstanding voting              inconsistent with the Fund's
                         securities of an issuer, except that up    classification as a diversified company
                         to 25% of the Fund's assets may be         under the 1940 Act.
                         invested without regard to this 10%
                         limitation.
                         The Fund will not invest more than 5%
                         of its total assets in securities of
                         any company, government, or political
                         subdivision thereof, except the
                         limitation will not apply to
                         investments in securities issued or
                         guaranteed by the U.S. government, its
                         agencies, or instrumentalities, or
                         other investment companies, and except
                         that up to 25% of the Fund's total
                         assets may be invested without regard
                         to this 5% limitation.
-----------------------------------------------------------------------------------------------------------
INDUSTRY                 The Fund will not concentrate in any       The Fund may not invest 25% or more of
CONCENTRATION            one industry. According to the present     its total assets, at market value, in
                         interpretation by the SEC, this means      the securities of issuers in any
                         that up to 25% of the Fund's total         particular industry, provided that this
                         assets, based on current market value      limitation shall exclude securities
                         at time of purchase, can be invested in    issued or guaranteed by the U.S.
                         any one industry.                          government or any of its agencies or
                                                                    instrumentalities.
-----------------------------------------------------------------------------------------------------------
DEALINGS WITH            Not applicable.                            The Fund may not purchase or hold the
DIRECTORS,                                                          securities of any issuer (other than
OFFICERS AND TRUSTEES                                               the shares of the Fund), if to its
                                                                    knowledge, directors or officers of the
                                                                    Series (of which the Fund is a series
                                                                    thereof) individually owning
                                                                    beneficially more than 0.5% of the
                                                                    securities of that issuer own in the
                                                                    aggregate more than 5% of such
                                                                    securities.
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN           The Fund may invest its assets in an       No fundamental policy, see
OTHER INVESTMENT         open-end management investment company     nonfundamental policy below.
COMPANIES                having substantially the same
                         investment objectives, policies, and
                         restrictions as the Fund for the
                         purpose of having those assets managed
                         as part of a combined pool.
-----------------------------------------------------------------------------------------------------------


COMPARISON OF NONFUNDAMENTAL POLICIES AND RELATED INVESTMENT STRATEGIES

The following highlights the differences in the Funds' nonfundamental investment policies (policies that may be changed without a shareholder vote) and related investment strategies:

----------------------------------------------------------------------------------------------------------
POLICY                     RIVERSOURCE SMALL CAP ADVANTAGE FUND         SELIGMAN SMALLER-CAP VALUE FUND
----------------------------------------------------------------------------------------------------------
FUND                      Not applicable, see the fundamental       The Fund may not borrow more than 15%
BORROWING RESTRICTIONS    policy with respect to borrowing,         of its total assets. Borrowings may be
                          above.                                    secured by a mortgage or pledge of the
                                                                    Fund's assets.  See also fundamental
                                                                    policy with respect to borrowing,
                                                                    above.
----------------------------------------------------------------------------------------------------------


                                       43



----------------------------------------------------------------------------------------------------------
POLICY                     RIVERSOURCE SMALL CAP ADVANTAGE FUND         SELIGMAN SMALLER-CAP VALUE FUND
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
SECURITIES OF OPEN-       Not applicable, see fundamental policy    The Fund may not acquire any
END INVESTMENT            with respect to Investments in Other      securities of a registered open-end
COMPANIES                 Investment Companies, above.              investment company or a registered
                                                                    unit investment trust in reliance on
                                                                    subparagraph (F) or subparagraph (G)
                                                                    of Section 12(d)(1) of the 1940 Act.
----------------------------------------------------------------------------------------------------------
NOTICE OF                 The Fund will provide shareholders        The Fund will provide shareholders
INVESTMENT                with at least 60 days' notice of any      with at least 60 days prior notice of
STRATEGY CHANGE           change in the 80% policy.                 any change in the Fund's "80%"
                                                                    investment policy.
----------------------------------------------------------------------------------------------------------
FOREIGN                   Up to 25% of the Fund's net assets may    The Fund may invest up to 10% of its
INVESTMENTS               be invested in foreign investments        total assets directly in foreign
                          (including ADRs).                         securities. The limit on foreign
                                                                    securities does not include ADRs, or
                                                                    commercial paper and certificates of
                                                                    deposit issued by foreign banks.
----------------------------------------------------------------------------------------------------------
EXCHANGE TRADED           Investing in exchange-traded funds        The Fund may invest up to 10% of its
FUNDS                     (ETFs) is an allowable investment         assets in exchange-traded funds
                          strategy for the Fund, however, the       (ETFs).
                          Fund does not have a stated policy
                          limiting these types of investments,
                          other than as otherwise permitted by
                          the 1940 Act.
----------------------------------------------------------------------------------------------------------
DEBT                      The Fund may invest in debt securities    The Fund will invest only in
SECURITIES                to the extent permitted by its            "investment grade" debt securities or,
                          investment strategy.                      in the case of unrated securities,
                                                                    debt securities that are, in the
                                                                    opinion of the investment manager, of
                                                                    equivalent quality to "investment
                                                                    grade" securities. Investment grade
                                                                    debt securities are rated within the
                                                                    four highest rating categories as
                                                                    determined by Moody's or S&P.
----------------------------------------------------------------------------------------------------------
ILLIQUID                  No more than 15% of the Fund's net        The Fund does not currently expect to
SECURITIES                assets will be held in securities and     invest more than 5% of its assets in
                          other instruments that are illiquid.      illiquid securities, including
                                                                    restricted securities (i.e.,
                                                                    securities not readily marketable
                                                                    without registration under the 1933
                                                                    Act) and other securities that are not
                                                                    readily marketable.
----------------------------------------------------------------------------------------------------------
COMMODITIES               See fundamental policy with respect to    The Fund may purchase and sell
                          commodities, above.                       commodities and commodity contracts
                                                                    only to the extent that such
                                                                    activities do not result in the Fund
                                                                    being a "commodity pool" as defined in
                                                                    the Commodity Exchange Act and the
                                                                    Commodity Futures Trading Commission's
                                                                    regulations and interpretations
                                                                    thereunder. Approval of the Board of
                                                                    Directors must be granted for a Fund
                                                                    to invest in any new type of commodity
                                                                    if it is of a type the Fund has not
                                                                    previously utilized.  See also
                                                                    fundamental policy with respect to
                                                                    commodities, above.
----------------------------------------------------------------------------------------------------------
SHORT SALES               The Fund is not prohibited from           The Fund may not sell "short" or
                          engaging in short sales as an             maintain a "short position."
                          investment strategy, however, the Fund
                          will seek Board approval prior to
                          utilizing short sales as an active
                          party of its investment strategy.
----------------------------------------------------------------------------------------------------------
RIGHTS AND                Investing in rights and warrants is an    The Fund may not invest in rights and
WARRANTS                  allowable investment strategy for the     warrants if, at the time of
                          Fund.                                     acquisition, the investment in rights
                                                                    and warrants would exceed 5% of the
                                                                    Fund's net assets, valued at the lower
                                                                    of cost or market.
----------------------------------------------------------------------------------------------------------
ACCESS TRADES             The Fund may invest in access trades      The Fund may participate in access
                          and other derivative instruments to       trades, but its exposure is limited to
                          the extent permitted by its investment    5% of total assets of the Fund at the
                          strategy.                                 time of purchase and dealing with
                                                                    counterparties believed to be
                                                                    reputable.
----------------------------------------------------------------------------------------------------------
INVESTMENTS TO            Not applicable, other than as             The Fund may not invest for the
CONTROL OR                otherwise permitted by the 1940 Act.      purpose of controlling or managing any
MANAGE                                                              company.
----------------------------------------------------------------------------------------------------------


COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds describe them differently, the principal investment risks associated with the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives and principal investment strategies. The actual risks of

                                       44



investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Both Funds are subject to the principal investment risks described below.

     Investments in smaller companies typically involve greater risks than investments in larger companies. Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management and limited product lines, markets and financial or managerial resources.

     Each Fund's performance may be affected by the broad investment environment in the United States or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

     Each Fund may not invest 25% or more of its total assets in securities of companies in any one industry. However, each Fund may invest a substantial percentage of its assets in certain industries or economic sectors believed to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened if the Fund holds a smaller number of securities.

     Each Fund has historically held a small number of securities. Consequently, if one or more of the securities held in a Fund's portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Funds may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

     Foreign securities in the Fund's portfolios involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with U.S. investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

In addition to the risks described above, the Buying Fund is subject to the additional principal investment risks set forth below. While these additional risks may also be risks of the Selling Fund, they are not stated as principal investment risks of the Selling Fund. For more information regarding the Selling Fund's principal investment risks, see "Principal Risks" in the Selling Fund's prospectus.

     Value stocks involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

     Illiquid securities or derivatives (including options, rights, and warrants) in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility.

     Option transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested or more. When options are purchased in the over-the-counter markets, there are additional risks, such as counterparty and liquidity risks.

     If the Fund invests in ETFs, shareholders would bear not only the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's return will therefore be lower. To the extent the Fund invests in ETFs, the Fund is exposed to the risks associated with the underlying investments of the ETFs and the Fund's performance may be negatively affected if the value of those underlying investments declines.

     There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

     The Fund may invest a portion of its net assets in debt securities, which may be subject to changes in interest rates, the creditworthiness of the issuers, unanticipated prepayment, and the decline of the bond market in general.


                                       45



PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The first table shows total returns from hypothetical investments in Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of the RiverSource Small Cap Advantage Fund. The second table shows total returns from hypothetical investments in Class A, Class B, Class C, Class R (to be known as Class R2) and Class I (to be known as Class R5) shares of the Seligman Smaller-Cap Value Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge of 5.75% for Class A shares;

- sales at the end of the period and deduction of the applicable CDSC for Class B, Class C and Seligman Smaller-Cap Value Fund Class R (to be known as Class
  R2) shares;

- no sales charge for RiverSource Small Cap Advantage Fund Class I, Class R2, Class R3, Class R4 and Class R5 and Seligman Smaller-Cap Value Fund Class I (to be known as Class R5) shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



RIVERSOURCE SMALL CAP ADVANTAGE FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                   +4.01%    -6.47%    -17.50%   +48.25%   +18.78%   +4.68%    +11.86%   -4.28%    -38.70%

                    2000      2001      2002      2003      2004      2005      2006      2007      2008


During the periods shown in the bar chart, the highest return for a calendar quarter was +22.19% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -24.40% (quarter ended Dec. 31, 2008).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


                                       46



   SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


         +1.00%    +26.55%   +16.18%   -17.45%   +48.96%   +20.58%   -3.08%    +21.38%   +6.26%    -41.19%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008


During the periods shown in the bar chart, the highest return for a calendar quarter was +25.14% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.71% (quarter ended Dec. 31, 2008).

The Class A annual total returns presented in the bar chart above do not reflect the effect of any sales charges, if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


                                       47



 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                       SINCE                              SINCE
                                                                     INCEPTION     SINCE      SINCE     INCEPTION
                                                                    (CLASSES A,  INCEPTION  INCEPTION  (CLASS R2,
                                                   1 YEAR  5 YEARS    B & R4)    (CLASS C)  (CLASS I)   R3 & R5)
RIVERSOURCE SMALL CAP ADVANTAGE FUND (SELLING
FUND):
  Class A
    Return before taxes                           -42.21%   -5.12%     +0.49%(a)      N/A        N/A         N/A
    Return after taxes on distributions           -42.21%   -7.14%     -0.87%(a)      N/A        N/A         N/A
    Return after taxes on distributions and sale
    of Fund shares                                -27.44%   -3.98%     +0.43%(a)      N/A        N/A         N/A
  Class B
    Return before taxes                           -42.16%   -4.87%     +0.27%(a)      N/A        N/A         N/A
  Class C
    Return before taxes                           -39.73%   -4.67%        N/A      -1.72%(b)     N/A         N/A
  Class I
    Return before taxes                           -38.41%      N/A        N/A         N/A     -5.21%(c)      N/A
  Class R2
    Return before taxes                           -38.59%      N/A        N/A         N/A        N/A     -23.23%(d)
  Class R3
    Return before taxes                           -38.43%      N/A        N/A         N/A        N/A     -22.98%(d)
  Class R4
    Return before taxes                           -38.32%   -3.61%     +1.30%(a)      N/A        N/A         N/A
  Class R5
    Return before taxes                           -38.48%      N/A        N/A         N/A        N/A     -22.90%(d)
Russell 2000(R) Index (reflects no deduction
for fees, expenses or taxes)                      -33.79%   -0.93%     +2.81%(e)   +0.90%(g)  -2.45%(h)  -19.02%(i)
Lipper Small-Cap Core Funds Index                 -35.59%   -1.01%     +4.45%(f)   +1.75%(g)  -2.45%(h)  -18.80%(i)


(a) Inception date is May 4, 1999.
(b) Inception date is June 26, 2000.
(c) Inception date is March 4, 2004.
(d) Inception date is Dec. 11, 2006.
(e) Measurement period started May 1, 1999.
(f) Measurement period started May 4, 1999.
(g) Measurement period started June 26, 2000.
(h) Measurement period started March 4, 2004.
(i) Measurement period started Dec. 11, 2006.

The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investors cannot invest directly in an index.



                                       48



  AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008) (CONTINUED)



                                                                                  SINCE      SINCE      SINCE
                                                                                INCEPTION  INCEPTION  INCEPTION
                                                     1 YEAR  5 YEARS  10 YEARS  (CLASS C)  (CLASS R)  (CLASS I)
SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND):
  Class A*
    Return before taxes                             -44.56%   -3.53%   +4.31%        N/A        N/A        N/A
    Return after taxes on distributions             -44.77%   -4.52%   +3.77%        N/A        N/A        N/A
    Return after taxes on distributions and sale
    of Fund shares                                  -28.81%   -2.63%   +3.95%        N/A        N/A        N/A
  Class B
    Return before taxes                             -44.55%   -3.41%   +4.32%**      N/A        N/A        N/A
  Class C***
    Return before taxes                             -42.19%   -3.11%      N/A     +3.90%(a)     N/A        N/A
  Class R (to be known as Class R2)
    Return before taxes                             -41.90%   -2.66%      N/A        N/A     +3.53%(b)     N/A
  Class I (to be known as Class R5)
    Return before taxes                             -40.82%   -1.82%      N/A        N/A        N/A     +2.77%(c)
Russell 2000(R) Value Index
(reflects no deductions for fees, sales charges,
expenses or taxes)                                  -28.92%   +0.27%   +6.10%     +6.29%(d)  +6.42%(e)  +4.77%(f)
Lipper Small-Cap Core Funds Average                 -36.21%   -1.52%   +4.36%     +4.38%(d)  +4.48%(e)  +2.26%(f)
Lipper Small-Cap Value Funds Average                -33.45%   -0.90%   +5.41%     +5.52%(d)  +5.03%(e)  +3.44%(f)




     * Effective Jan. 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Although for all periods presented in the table the Fund's Class A total returns reflect a 5.75% initial sales charge, the actual returns for periods prior to Jan. 7, 2008 would have been higher if a 4.75% maximum initial sales charge then in effect was incurred.
    ** The ten-year return for Class B shares reflects automatic conversion to
       Class A shares approximately eight years after their date of purchase. *** Effective June 4, 2007, there is no initial sales change on purchases of
       Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.
   (a) Inception date is May 27, 1999.
   (b) Inception date is April 30, 2003.
   (c) Inception date is Nov. 30, 2001.
   (d) Measurement period started May 27, 1999.
   (e) Measurement period started April 30, 2003.
   (f) Measurement period started Nov. 30, 2001.

The Russell 2000 Value Index, the Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions, if any. The Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average exclude the effect of fees, sales charges and taxes, and the Russell 2000 Value Index excludes the effect of expenses, fees, sales charges and taxes. The Russell 2000 Value Index measures the performance of those Russell 2000 companies (small-cap value segment of the U.S. equity universe) with lower price-to-book ratios and lower forecasted growth values, as determined by the Frank Russell Company. Each of the Lipper Small-Cap Value Funds Average and the Lipper Small-Cap Core Funds Average measure the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P Small Cap 600 Index. As of the date of this Prospectus, Lipper classifies the Fund as a Small-Cap Core Fund.

Investors cannot invest directly in an average or an index.

Inception date for Classes I, R3 and R4 is expected to be in the third quarter of 2009 and therefore performance information for these classes is not shown.


                                       49



ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

TERMS OF THE REORGANIZATIONS

The Board has approved each Agreement, the form of which is attached as Exhibit
A. The Agreement provides for Reorganizations on the following terms:

- Each Reorganization is expected to occur before the end of the third quarter of 2009, pending shareholder approval, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following shareholder approval, each Reorganization may happen at any time agreed to by the applicable Selling Fund and the corresponding Buying Fund.

- Each Selling Fund will transfer all of its assets to the corresponding Buying Fund and, in exchange, the corresponding Buying Fund will assume all the Selling Fund's liabilities and will issue to the Selling Fund, as applicable, Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, and/or Class R5 shares with an aggregate net asset value on the business day immediately preceding the closing of the Reorganization equal to the value of the assets that it receives from the Selling Fund, less the liabilities assumed by the corresponding Buying Fund in the transaction. The Reorganization Shares will immediately be distributed to Selling Fund shareholders in proportion to their holdings of shares of the Selling Fund. As a result, shareholders of the Selling Fund will become, as applicable, Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and/or Class R5 shareholders of the corresponding Buying Fund.

- No Selling Fund and no shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

- The net asset value of each Selling Fund and the corresponding Buying Fund will be computed as of 3:00 p.m., Central time, on the business day immediately preceding the closing date of the applicable Reorganization.

- After its Reorganization, each Selling Fund will be dissolved.

CONDITIONS TO CLOSING EACH REORGANIZATION

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

- The Selling Fund will have declared and paid a dividend that will distribute all of the Selling Fund's net investment income and net capital gains, if any, to the shareholders of the Selling Fund for the taxable years ending on or prior to the closing date of the Reorganization.

- The Funds will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and declared effective.

- The shareholders of the Selling Fund will have approved the Agreement.

- The Selling Fund will have received an opinion of tax counsel to the effect that, although not entirely free from doubt, the shareholders of the Selling Fund will not recognize gain or loss for federal income tax purposes upon the exchange of their Selling Fund shares for the corresponding Buying Fund shares in connection with the Reorganization.

TERMINATION OF THE AGREEMENT

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by resolution of the Board at any time prior to the closing date thereof. In the event of a termination, RiverSource will bear all costs associated with the Reorganization.

TAX STATUS OF THE REORGANIZATIONS

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of each Reorganization, each Selling Fund and Buying Fund will receive an opinion from Ropes & Gray LLP to the effect that, although not free from doubt, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

- The transfer of the Selling Fund's assets to the Buying Fund in exchange for Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, of the Buying Fund and the assumption by the Buying Fund of the Selling Fund's liabilities, followed by the distribution of those Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, to the Selling Fund's shareholders and the termination of the Selling Fund, will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.


                                       50



- Under Section 361 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund or on the distribution by the Selling Fund of Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5, and/or Class I shares, as applicable, of the Buying Fund to Selling Fund shareholders in liquidation.

- Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5, and/or Class I shares, as applicable, of the Selling Fund solely for Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, of the Buying Fund as part of the Reorganization.

- Under Section 358 of the Code, the aggregate tax basis of the Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5, and/or Class I shares, as applicable, of the Selling Fund exchanged therefore.

- Under Section 1223(1) of the Code, the holding period for the Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will include the period for which he or she held the Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5, and/or Class I shares, as applicable, of the Selling Fund exchanged therefore, provided that on the date of the exchange he or she held such Selling Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of the Buying Fund's Class A, Class B, Class C, Class R2, Class R3, Class R4, Class R5 and/or Class I shares, as applicable, to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

- Under Section 362(b) of the Code, the Buying Fund's tax basis in the assets that the Buying Fund received from the Selling Fund will be the same as the Selling Fund's tax basis in those assets immediately prior to the transfer.

- Under Section 1223(2) of the Code, the Buying Fund's holding periods in the assets received from the Selling Fund will include the Selling Fund's holding periods in such assets.

- The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of a Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by the officers of the Selling Fund and the Buying Fund and will also be based on customary assumptions. The opinion will note and distinguish certain published precedent, and it is possible that the Internal Revenue Service (the "IRS") could disagree with Ropes & Gray LLP's opinion.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Selling Fund shares and the fair market value of the shares of the Buying Fund he or she received. Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

In the case of the Selling Funds, portfolio manager substitutions independent of the Reorganizations have occurred and resulted in substantial portfolio turnover. An additional portion of or all of the portfolio assets of each Selling Fund may also be sold in connection with its Reorganization. The actual tax impact of such sales depends on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to Selling Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any capital gains resulting from portfolio turnover prior to the Reorganization.

Prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if

                                       51



any, and net realized capital gains, if any, through the closing of the Reorganization. These distributions will be taxable to shareholders.

A Fund's ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the Reorganization. First, a Fund's "pre-acquisition losses" (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund. Second, one Fund's pre-acquisition losses cannot be used to offset unrealized gains in another Fund that are "built in" at the time of the Reorganization and that exceed certain thresholds ("non-de minimis built-in gains") for five tax years. Third, a Selling Fund's loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the income of the Buying Fund for the taxable year of the Reorganization that is equal to the portion of the Buying Fund's taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had a Reorganization not occurred.

In addition, the combined Fund resulting from each Reorganization will have tax attributes that reflect a blending of the tax attributes of the two Funds at the time of the Reorganization (including as affected by the rules set forth above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any "built-in" (unrealized) gains in the Buying Fund's assets, as well as any taxable gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Buying Fund. As a result, shareholders of a Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. And any pre-acquisition losses of the Selling Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of its Reorganization and thus cannot be calculated precisely prior to the Reorganization.

The realized and unrealized gains and losses of each Fund at the time of its Reorganization will determine the extent to which the combining Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. The following paragraphs provide a brief summary of the tax impact of each of the Reorganizations of RiverSource Growth Fund into Seligman Growth Fund and RiverSource Large Cap Value Fund into RiverSource Equity Value Fund had they occurred on September 30, 2008 and each of the Reorganizations of RiverSource Global Technology Fund into Seligman Global Technology Fund and RiverSource Small Cap Advantage Fund into Seligman Smaller-Cap Value Fund had they occurred on October 31, 2008. As noted above, the tax impact of a Reorganization depends on each Fund's relative tax situation at the time of the Reorganization, which situation will be different than the tax situation on September 30, 2008 or October 31, 2008, as the case may be, and cannot be calculated precisely prior to the Reorganization. Due to the significant portfolio turnover of the Selling Funds resulting from RiverSource Investment's purchase of Seligman and portfolio manager substitutions made independent of the Reorganizations, and the substantial volatility in the marketplace, the actual tax impacts of the Reorganizations could differ substantially from those described below.

Proposal 1: Reorganization of RiverSource Global Technology Fund into Seligman Global Technology Fund. As of October 31, 2008, RiverSource Global Technology Fund (Selling Fund) and Seligman Global Technology Fund (Buying Fund) had net realized losses (including capital loss carryforwards) equal to approximately 406.2% and 165.5% of net assets, respectively, and had net unrealized losses equal to approximately 36.0% and 46.0% of net assets, respectively. If the Reorganization had occurred on October 31, 2008, the limitation on the use of Selling Fund's losses to offset gains of the combined Fund would not have had a significant negative impact on Selling Fund shareholders because most of Selling Fund's realized losses likely would have expired unused had the Reorganization not occurred. However, Selling Fund's losses would have, prior to expiration, been available to reduce subsequent capital gain distributions to shareholders of the combined Fund, spreading the tax benefit of such losses over a larger group of shareholders than if the Reorganization had not occurred.

Subsequent to October 31, 2008, Selling Fund experienced significant portfolio turnover. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above. Additionally, to the extent Selling Fund further realizes its unrealized losses, the application of the loss limitation rules to such losses might cause a further increase in the potential tax cost to Selling Fund shareholders.

Proposal 2: Reorganization of RiverSource Growth Fund into Seligman Growth Fund. As of September 30, 2008, RiverSource Growth Fund (Selling Fund) and Seligman Growth Fund (Buying Fund) had net realized losses (including capital loss carryforwards) equal to approximately 12.7% and 79.0% of net assets, respectively, and had net unrealized losses equal to

                                       52



approximately 32.8% and 12.3% of net assets, respectively. If the Reorganization had occurred on September 30, 2008, the loss limitation rules would have applied to Buying Fund's losses rather than Selling Fund's losses. Therefore, the ability to use Selling Fund's losses to offset gains recognized by the combined Fund would not have been limited. Furthermore, if the Reorganization had occurred on that date, Selling Fund shareholders might have benefited from the use of Buying Fund's losses to offset gains of the combined Fund.

Subsequent to September 30, 2008, Selling Fund experienced significant portfolio turnover. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above.

Proposal 3: Reorganization of RiverSource Large Cap Value Fund into RiverSource Equity Value Fund. As of September 30, 2008, neither RiverSource Large Cap Value Fund (Selling Fund) nor RiverSource Equity Value Fund (Buying Fund) had capital loss carryforwards. Selling Fund had net realized losses equal to approximately 7.8% of net assets and unrealized losses equal to approximately 12.0% of net assets, while Buying Fund had net realized losses equal to approximately 2.5% of net assets and unrealized gains equal to approximately 1.7% of net assets. If the Reorganization had occurred on September 30, 2008, the loss limitation rules would not have affected the combined Fund's ability to use Selling Fund losses to offset gains recognized by the combined Fund. Selling Fund's losses would thus have been available to reduce subsequent capital gain distributions to shareholders of the combined Fund, spreading the tax benefit of such losses over a larger group of shareholders than if the Reorganization had not occurred.

Subsequent to September 30, 2008, Selling Fund experienced significant portfolio turnover. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above. Additionally, to the extent Selling Fund further realizes its unrealized losses, based on the amount of unrealized losses as of September 30, 2008, prior to the Reorganization, such losses will be subject to the loss limitation rules and might cause a further increase in the potential tax cost to Selling Fund shareholders.

Proposal 4: Reorganization of RiverSource Small Cap Advantage Fund into Seligman Smaller-Cap Value Fund. As of October 31, 2008, neither RiverSource Small Cap Advantage Fund (Selling Fund) nor Seligman Smaller Cap Value Fund (Buying Fund) had capital loss carryforwards. Selling Fund had net realized losses equal to approximately 37.3% of net assets and unrealized losses equal to approximately 29.3% of net assets, while Buying Fund had net realized losses equal to approximately 0.7% of net assets and unrealized losses equal to approximately 17.9% of net assets. If the Reorganization had occurred on October 31, 2008, the loss limitation rules would have applied to Buying Fund's losses rather than Selling Fund's losses. Therefore, the ability to use Selling Fund's losses to offset gains recognized by the combined Fund would not have been limited. However, because Selling Fund's losses would have been available to reduce subsequent capital gain distributions to shareholders of the combined Fund, the tax benefit of such losses would have been spread over a larger group of shareholders than if the Reorganization had not occurred, resulting in a potential tax cost to Selling Fund shareholders.

Subsequent to October 31, 2008, Selling Fund experienced significant portfolio turnover. The recognition of gain or loss resulting from such portfolio turnover could increase the potential tax cost of the Reorganization to Selling Fund shareholders relative to the costs described above.

The tax principles described above are not expected to change. However, their application and, at a minimum, the specific percentages noted above will change prior to each Reorganization, because of market developments and the substantial volatility in the marketplace, any pre-Reorganization realignments or other sales of portfolio securities that might occur or that already have occurred and shareholder activity in the Funds, among other changes.

Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of a Selling Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

The Board believes that each proposed Reorganization will be advantageous to Selling Fund and Buying Fund shareholders based on its consideration of the following matters:

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of each Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of each Reorganization. The Board also considered the relative tax situations of each Fund and the resulting tax impact of the Reorganization to Selling Fund shareholders, and believes that the benefits of each Reorganization should outweigh any resulting tax cost to shareholders.


                                       53



- CONTINUITY OF INVESTMENT. The Board took into account the fact that, currently, each Selling Fund and the corresponding Buying Fund have similar or identical investment objectives and, except as noted below, and as discussed in more detail under each proposal, similar investment strategies. In particular, for each Reorganization:

 Proposal 1. RiverSource Global Technology Fund into Seligman Global Technology
 Fund: The Board considered that the Funds have a similar investment objective of providing shareholders with long-term capital appreciation. The Board also considered that the Funds share similar investment strategies of investing at least 80% of their net assets in equity securities of technology companies, or companies with business operations in technology or technology-related industries. The Board observed that the Buying Fund will invest at least 40% of its net assets in the securities of non-U.S. companies and that, although the Selling Fund has no similar requirement, it may, at any given time, hold securities of issuers located in the United States.

 Proposal 2. RiverSource Growth Fund into Seligman Growth Fund: The Board considered that the Funds have a similar investment objective of providing shareholders with long-term capital appreciation. The Board also noted the similarity in the Funds' investment strategies of investing primarily in common stocks of large U.S. companies. In this regard, the Board considered that the Funds share a common benchmark, the Russell 1000 Growth Index.

 Proposal 3. RiverSource Large Cap Value Fund into RiverSource Equity Value
 Fund: The Board considered that the Funds share a similar investment objective of providing shareholders with long-term capital appreciation, although the RiverSource Equity Value Fund has an additional investment objective of seeking growth of income. The Board also took into account the similarity in investment strategies (considering that, although both Funds invest predominantly in equity securities, the RiverSource Large Cap Value Fund invests primarily in companies with a market capitalization greater than $5 billion). In this regard, the Board observed that both Funds share common benchmarks, the Russell 1000 Value Index and the Lipper Large-Cap Value Funds Index.

 Proposal 4. RiverSource Small Cap Advantage Fund into Seligman Smaller-Cap Value Fund: The Board considered that the Funds have a similar investment objective of providing shareholders with long-term capital appreciation. The Board took into account the similarity in the Funds' investment strategies of investing at least 80% of their net assets in equity securities of companies with smaller market capitalizations, although the RiverSource Small Cap Advantage Fund invests in companies with market capitalizations of up to $2 billion or fall within the range of the Russell 2000 Index, while the Seligman Smaller-Cap Value Fund invests in companies with market capitalizations of $3 billion or less.

- EXPENSE RATIOS. The Board considered the relative expenses of the Funds. Specifically, the Board considered that, with respect to the proposed Reorganization of RiverSource Large Cap Value Fund into RiverSource Equity Value Fund, as of end of each Fund's most recent fiscal year, the gross expense ratio and net expense ratio (reflecting any fee waiver or expense reimbursement because of voluntary or contractual expense caps) for RiverSource Large Cap Value Fund's Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, and Class R5 shares (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses) was higher than the gross expense ratio and net expense ratio for RiverSource Equity Value Fund's Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, and Class R5 shares (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses adjustment). The Board determined that there would be a decrease in expense ratio for each share class of RiverSource Large Cap Value Fund as a result of its Reorganization, but noted that the level of this reduction would vary by share class. The Board also considered, with respect to the proposed Reorganization of RiverSource Global Technology Fund into Seligman Global Technology Fund, RiverSource Growth Fund into Seligman Growth Fund, and RiverSource Small Cap Advantage Fund into Seligman Smaller-Cap Value Fund, RiverSource's commitment to cap fees or reimburse expenses for a one-year period following the Reorganization. In particular, for each Reorganization (unless otherwise specified) discussion of expense impacts, with respect to a Fund's Class A shares are discussed below:

 Proposal 1. RiverSource Global Technology Fund into Seligman Global Technology
 Fund: The Board considered the "pricing philosophy" that it applies when considering renewal of a Fund's investment management services agreement with RiverSource Investments and its affiliates (typically in April each calendar year) which results in the total expense ratio of each Fund, with few exceptions for certain subadvised Funds, being set at or below the median expense ratio of mutual funds in the same Lipper comparison group. With respect to RiverSource Global Technology Fund, the Board considered that the Fund is not currently subject to an expense cap, but that its current gross expense ratio of 1.56% (before giving effect to any applicable performance incentive adjustment and including certain acquired fund fees and expenses) was lower than Seligman Global Technology Fund's gross expense ratio of 1.63%. The Board considered the commitment of RiverSource Investments and its affiliates to waive fees or cap expenses in the combined Fund for a period of one-year following the Reorganization such that the expense ratio would be set at the lower of Seligman Global Technology Fund's current net expense ratio or the expense ratio that would have otherwise resulted for RiverSource Global Technology Fund as a result of the Board's expected application of the pricing philosophy in 2009. Based on this commitment, the expenses of Seligman Global Technology Fund are expected to decline by approximately 0.06%, as a result of the Reorganization,

                                       54



 and, although the expenses of RiverSource Global Technology Fund are expected to increase by 0.01% (before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses), as a result of the Reorganization, the Board observed that this modest increase would have occurred irrespective of the Reorganization, based on preliminary information provided by Lipper indicating that the median expenses of the Fund's peer group used in the methodology described above are expected to increase by 0.01%.

 Proposal 2. RiverSource Growth Fund into Seligman Growth Fund: The Board considered the "pricing philosophy" that it applies when considering renewal of a Fund's investment management services agreement with RiverSource Investments and its affiliates which results in the total expense ratio of each Fund, with few exceptions for certain subadvised Funds, being set at or below the median expense ratio of mutual funds in the same Lipper comparison group. With respect to RiverSource Growth Fund, the Board considered that the Fund is not currently subject to an expense cap, but that its current gross expense ratio of 1.17% (before giving effect to any applicable performance incentive adjustment and including certain acquired fund fees and expenses) was lower than Seligman Growth Fund's gross expense ratio of 1.21% (and net expense ratio of 1.20%). The Board considered the commitment of RiverSource Investments and its affiliates to waive fees or cap expenses in the combined Fund for a period of one-year following the Reorganization such that the expense ratio would be set at the lower of Seligman Growth Fund's current net expense ratio or the expense ratio that would have otherwise resulted for RiverSource Growth Fund as result of the Board's expected application of the pricing philosophy in 2009. Based on this commitment, the expenses of Seligman Growth Fund are not expected to increase or decrease as a result of the Reorganization, and, although RiverSource Growth Fund expenses are expected to increase by 0.03% (before giving effect to any applicable performance incentive adjustment and including certain acquired fund fees and expenses), as a result of the Reorganization, this modest increase would have occurred irrespective of the Reorganization, based on preliminary information provided by Lipper indicting that the median expenses of the Fund's peer group used in the methodology described above are expected to increase by 0.03%.

 Proposal 3. RiverSource Large Cap Value Fund into RiverSource Equity Value
 Fund: The Board considered that the expenses of RiverSource Large Cap Value Fund are expected to decline by approximately 0.38% on both a gross expense basis and a net expense basis (based on current commitments of the investment manager and its affiliates to waive fees and cap expenses (Class R4 only), and before giving effect to any applicable performance incentive adjustment and excluding certain other fees and expenses), as a result of the Reorganization.

 Proposal 4. RiverSource Small Cap Advantage Fund into Seligman Smaller-Cap Value Fund: The Board considered the "pricing philosophy" that it applies when considering renewal of a Fund's investment management services agreement with RiverSource Investments and its affiliates which results in the total expense ratio of each Fund, with few exceptions for certain subadvised Funds, being set at or below the median expense ratio of mutual funds in the same Lipper comparison group. With respect to RiverSource Small Cap Advantage Fund, the Board considered that the Fund's current gross expense ratio of 1.45% (before giving effect to any applicable performance incentive adjustment and excluding certain acquired fund fees and expenses) and net expense ratio of 1.33% was lower than Seligman Smaller-Cap Value Fund's gross expense ratio of 1.73% and net expense ratio of 1.72%. The Board considered the commitment of RiverSource Investments and its affiliates to extend the commitment to waive fees or cap expenses in the combined Fund for a period of one-year following the Reorganization at the lower of its current commitment to RiverSource Small Cap Advantage Fund or the expense cap that would have otherwise resulted for RiverSource Small Cap Advantage Fund as result of the Board's expected application of the pricing philosophy in 2009. Based on this commitment, the expenses of Seligman Smaller-Cap Value Fund are expected to decline by approximately 0.39% on a gross expense ratio basis and by 0.39% on a net expense ratio basis as a result of the Reorganization, but the expenses of RiverSource Small Cap Advantage Fund are expected to increase by approximately 0.24% on a gross expense ratio basis and they will remain the same on a net expense ratio basis (before giving effect to any applicable performance incentive adjustment and excluding certain acquired fund fees and expenses) as a result of the Reorganization and RiverSource Investment's commitment described above.

- ECONOMIES OF SCALE. The Board observed that by combining the Funds, in addition to potential immediate economies of scale of a larger fund, the combined Fund would be able to take advantage of other economies of scale associated with a larger fund. For example, a larger fund may realize breakpoints more quickly, it may have an enhanced ability to effect portfolio transactions on more favorable terms and may have greater investment flexibility. Furthermore, the Board also considered that higher aggregate net assets resulting from each Reorganization and the opportunity for net cash inflows (or reduced outflows) may reduce the risk that, if net assets of the Selling Fund fail to grow, or diminish, its total expense ratio could rise from current levels as fixed expenses, such as audit expenses and accounting expenses that are charged on a per Fund basis, become a larger percentage of net assets.

- COSTS. The Board considered the fact that a portion of the costs of effecting each Reorganization (including professional fees and expenses related to printing and mailing proxy/prospectus materials and solicitation of shareholders) may be allocated to and borne by the Selling Fund, to the extent that such costs are specifically allocable to the Selling Fund. Costs of the

                                       55



  Reorganization that are not specifically allocable to the Selling Fund will be divided equally between the Buying Fund and the Selling Fund. Following this initial allocation, the investment manager has agreed to limit the expenses actually allocated to a Selling Fund to anticipated reductions in expenses borne by that Fund over the first year following the Reorganization, less, for Seligman Global Technology Fund, Seligman Growth Fund, and Seligman Smaller-Cap Value Fund, the cost borne by the Selling Fund related to other integration related activity. Any out-of-pocket expenses not allocable to a Selling Fund as a result of these limitations and any out-of-pocket expenses allocable to a Buying Fund will be borne by the investment manager.

- DILUTION. The Board considered the fact that the Reorganization will not dilute the interests of the current shareholders because it would be affected on the basis of the relative net asset value per share of the Selling Fund and Buying Fund, respectively. Thus, for example, a Class A shareholder of a Selling Fund will receive Class A shares of the corresponding Buying Fund equal in value to his or her Class A shares in the Selling Fund at the time of the Reorganization.

- PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of each of the Funds, noting, however, that past performance is no guarantee of future results. The Board also considered the fact that the Reorganizations should allow for a more concentrated selling effort by the Funds' underwriter, thereby potentially benefiting each of the Funds, and that reduced outflows or increased inflows could help the Buying Fund shareholders achieve further economies of scale (see "Economies of Scale" above). The Board further took into account the investment manager's belief that each Selling Fund, as a stand-alone fund, was less likely to experience any growth in assets from investor inflows in the near term. In particular, for each Reorganization, the Board observed:

 Proposal 1. RiverSource Global Technology Fund into Seligman Global Technology
 Fund: The Board noted that the performance of Seligman Global Technology Fund was generally stronger than the performance of RiverSource Global Technology Fund (both on a relative basis and when compared to their respective peer groups). The Board noted the weak asset level of RiverSource Global Technology Fund and its relatively weak prospects for asset growth, particularly compared to Seligman Global Technology Fund. The Board accorded weight to the fact that Seligman Global Technology Fund has greater assets than RiverSource Global Technology Fund, noting that Seligman Global Technology Fund was more than two times the size of RiverSource Global Technology Fund.

 Proposal 2. RiverSource Growth Fund into Seligman Growth Fund: The Board noted that the performance of Seligman Growth Fund was generally stronger than the performance of RiverSource Growth Fund (both on a relative basis and when compared to their respective peer groups). The Board also noted the relatively weak prospects for asset growth for RiverSource Growth Fund compared to Seligman Growth Fund.

 Proposal 3. RiverSource Large Cap Value Fund into RiverSource Equity Value
 Fund: The Board noted that the performance of RiverSource Equity Value Fund was generally stronger than the performance of RiverSource Large Cap Value Fund (both on a relative basis and when compared to their respective peer groups). The Board also noted the weak asset level of RiverSource Large Cap Value Fund and its relatively weak prospects for asset growth, particularly compared to RiverSource Equity Value Fund. The Board accorded particular weight to the fact that RiverSource Equity Value Fund has substantially greater assets than RiverSource Large Cap Value Fund, noting that RiverSource Equity Value Fund was more than 17 times the size of RiverSource Large Cap Value Fund.

 Proposal 4. RiverSource Small Cap Advantage Fund into Seligman Smaller-Cap Value Fund: The Board noted that the long term performance of Seligman Smaller-Cap Value Fund was generally stronger than the performance of RiverSource Small Cap Advantage Fund (both on a relative basis and when compared to their respective peer groups). The Board also noted the relatively weak prospects for asset growth for RiverSource Small Cap Advantage Fund compared to Seligman Smaller-Cap Value Fund.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board considered the potential benefits from the Reorganizations that could be realized by the investment manager and its affiliates, including the elimination of expenses incurred in duplicative efforts to administer separate Funds. The Board also noted, however, that shareholders of each Selling Fund are expected to benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganizations as well as the other benefits discussed above.

BOARD DETERMINATIONS

After considering the factors described above and other relevant information, at a meeting held on Jan. 8, 2009, the Board of each Selling Fund, including a majority of the independent Board members, determined that participation in its Reorganization is in the best interests of each Selling Fund and that the interests of existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

The Board of Directors of each Buying Fund approved the Agreement at a meeting held on Jan. 8, 2009. Among other factors, the Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder

                                       56



interests and the anticipated tax consequences of the Reorganization. The Board found that participation in each Reorganization is in the best interest of the Buying Fund and that the interest of the existing shareholders of the Buying Fund will not be diluted as a result of the Reorganization.

BOARD RECOMMENDATION AND REQUIRED VOTE

The Board recommends that shareholders of each Selling Fund approve the proposed Agreement. The Agreement must be approved by a majority of the voting power of all shares entitled to vote. If the Agreement is not approved for any Selling Fund, the Board will consider what further action should be taken with respect to such Selling Fund. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

If shareholders approve the Reorganization, it will take place shortly after the shareholder meeting, and currently is anticipated to occur before the end of the third quarter of 2009.


                                       57



SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Reference to the "Fund" in this section is a reference to each Selling Fund.

VOTING. Shareholders of record on April 3, 2009 are entitled to vote based on their total dollar interest in the Fund irrespective of which class they own. Each dollar is entitled to one vote. Unless otherwise restricted by the 1940 Act or by applicable state law, all share classes of a Selling Fund will vote together as a class on its proposed Reorganization.

A quorum is required to take action at the Meeting. The presence at the Meeting in person or by proxy of shareholders entitled to cast at least ten percent (10%) of the shares outstanding and entitled to vote at the Meeting shall constitute a quorum.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of any proposal. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)

If your shares are held in an IRA account with Ameriprise Trust Company as custodian (the "IRA Custodian"), you have the right to instruct the IRA Custodian how to vote those shares. The IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner -- either For, Against, or Abstain -- as other Fund shareholders have voted.

PROXY SOLICITATION. If you properly authorize your proxy by internet, telephone or facsimile, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your votes will be cast at the Meeting, and at any postponement or adjournment thereof. If you give instructions, your votes will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your votes will be cast in favor of the Reorganization of your Fund.

REVOKING YOUR PROXY. If you execute, date and submit a proxy card in respect of your Selling Fund, you may revoke it by providing written notice to that Selling Fund (Attention: Secretary) at 50606 Ameriprise Financial Center, Minneapolis, MN 55474, by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet, telephone or facsimile on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet, telephone or facsimile, you may revoke it by authorizing a subsequent proxy by internet, telephone or facsimile or by completing, signing and returning a proxy card dated as of a date that is later than your last internet, telephone or facsimile proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

SIMULTANEOUS MEETINGS. The meeting for each Selling Fund will be held simultaneously with the meeting for each other Selling Fund, with each Reorganization being voted on separately by the shareholders of the relevant Selling Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Selling Fund's meeting to a time after the Meeting so that a meeting for that Selling Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. The expenses of the solicitation will be paid by RiverSource Investments and by certain Selling Funds (see discussion of "Costs" under "Reasons for the Proposed Reorganizations and Board Deliberations"). Supplementary solicitations may be made by internet, telephone or facsimile, or by personal contact. Computershare Fund Services has been engaged to assist in the solicitation of proxies, at an aggregate estimated cost of $137,479.

SHAREHOLDER PROPOSALS. No proposals were received from shareholders. The Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal at a Fund's next special meeting, which may not be included in the Fund's proxy materials, must notify the relevant Fund a reasonable amount of time before the Fund begins to print and mail its proxy materials. The fact that a Fund receives a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, as there are other requirements in the proxy rules relating to such inclusion.

DISSENTERS' RIGHT OF APPRAISAL. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Selling Fund shareholders are entitled to assert dissenters' rights in connection with their Selling Fund's Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as Exhibit B.

Notwithstanding the provision of Minnesota law, the SEC has taken the position that the use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the relevant

                                       58



Selling Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

OTHER BUSINESS. The Board does not know of any matters to be presented at the Meeting other than the Reorganizations. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

ADJOURNMENT. In the event that not enough votes are received by the time scheduled for the Meeting, the persons named as proxies may move for one or more adjournments of the Meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposals. Any adjournment requires the affirmative vote of a majority of the voting power of the shares present at the Meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposal. They will vote against any adjournment those shares that have voted against the proposal. The costs of any additional solicitation and of any adjourned meeting will be borne in the same manner as the other expenses of the Reorganizations. A shareholder vote may be taken on one or more of the items in this proxy statement/prospectus prior to adjournment if sufficient votes have been received with respect to that particular proposal, and may adjourn with respect to those proposals for which sufficient votes have not yet been received.


                                       59



SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Buying Funds and Selling Funds (all information is shown for the last fiscal year unless noted otherwise):

TABLE     CONTENT
C-1       Actual and pro forma capitalization of each Selling Fund and each Buying Fund
C-2       Actual and pro forma ownership of Fund shares
C-3       Financial Highlights of each Buying Fund


THE FUNDS' INVESTMENT MANAGER AND DISTRIBUTORS. RiverSource Investments, LLC, 200 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., is the investment manager for each Fund. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., and RiverSource Fund Distributors, Inc., 100 Park Avenue, New York, NY 10017, an indirect wholly-owned subsidiary of RiverSource Investments, LLC, are the distributors for each RiverSource Fund. RiverSource Fund Distributors, Inc. is also the distributor for each Seligman Fund.

CAPITALIZATION OF SELLING FUNDS AND BUYING FUNDS

The following table shows the capitalization of the Funds as of Jan. 31, 2009 and on a pro forma basis, assuming the proposed Reorganization had taken place. The pro forma combined table includes the impact of non-recurring estimated Reorganization costs expected to be borne by certain Selling Funds. The pro forma combined net assets are determined by adding the net assets, less any Reorganization costs, of the Selling Fund and the net assets of the Buying Fund. The pro forma combined shares outstanding are determined by dividing the net assets, less any Reorganization costs, of the Selling Fund by the net asset value per share of the Buying Fund and adding the actual shares outstanding of the Buying Fund. For the Reorganization of RiverSource Large Cap Value Fund into RiverSource Equity Value Fund, the Reorganization costs reduced pro forma combined net assets by $52,194 for Class A, $6,131 for Class B, $395 for Class C, $1,323 for Class I, $1 for Class R2, $20 for Class R3, and $372 for Class R4.

TABLE C-1. ACTUAL AND PRO FORMA CAPITALIZATION OF EACH SELLING FUND AND EACH BUYING FUND

                                                                         NET ASSET VALUE
FUND                                                        NET ASSETS      PER SHARE     SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL TECHNOLOGY FUND (ACTUAL) (SELLING
  FUND)
Class A                                                    $ 58,054,052       $ 1.49           39,075,962
Class B                                                      12,974,373         1.26           10,275,612
Class C                                                       1,716,775         1.27            1,355,661
Class I                                                           4,272         1.53                2,785
Class R4                                                         96,104         1.51               63,492
SELIGMAN GLOBAL TECHNOLOGY FUND (ACTUAL) (BUYING FUND)
Class A                                                    $147,604,137       $11.08           13,320,280
Class B                                                       6,343,371         9.63              659,042
Class C                                                      47,727,834         9.63            4,956,201
Class R (to be known as Class R2)                             2,024,907        10.94              185,134
SELIGMAN GLOBAL TECHNOLOGY FUND (PRO FORMA COMBINED)
Class A                                                    $205,658,189       $11.08           18,559,815
Class B                                                      19,317,744         9.63            2,006,329
Class C                                                      49,444,609         9.63            5,134,475
Class I*                                                          4,272        11.08                  386
Class R (to be known as Class R2)                             2,024,907        10.94              185,134
Class R4*                                                        96,104        11.08                8,674
  * The inception date for Class I and Class R4 is expected to be in the third quarter of 2009.


                                       60



                                                                         NET ASSET VALUE
FUND                                                        NET ASSETS      PER SHARE     SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------
RIVERSOURCE GROWTH FUND (ACTUAL) (SELLING FUND)
Class A                                                    $800,500,597       $16.00           50,027,141
Class B                                                      97,783,896        14.70            6,650,439
Class C                                                       6,418,327        14.63              438,772
Class I                                                     184,404,249        16.32           11,301,169
Class R2                                                          2,515        16.22                  155
Class R3                                                          2,512        16.20                  155
Class R4                                                     24,247,754        16.31            1,486,811
Class R5                                                          2,510        16.19                  155
SELIGMAN GROWTH FUND (ACTUAL) (BUYING FUND)
Class A                                                    $184,212,724       $ 2.76           66,657,167
Class B                                                       3,416,280         2.18            1,563,735
Class C                                                       8,400,110         2.19            8,418,426
Class R (to be known as Class R2)                               414,716         2.73              152,178
Class I (to be known as Class R5)                             8,839,847         2.86            3,094,653
SELIGMAN GROWTH FUND (PRO FORMA COMBINED)
Class A                                                    $984,713,321       $ 2.76          356,693,615
Class B                                                     101,200,176         2.18           46,418,733
Class C                                                      24,818,437         2.19           11,349,169
Class I*                                                    184,404,249         2.86           64,477,010
Class R (to be known as Class R2)                               417,231         2.73              153,099
Class R3*                                                         2,512         2.73                  920
Class R4*                                                    24,247,754         2.86            8,478,236
Class I (to be known as Class R5)                             8,842,357         2.86            3,095,530
  * Inception date for Class I, Class R3 and Class R4 is expected to be in the third quarter of 2009.

------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP VALUE FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 18,498,030       $ 2.57            7,202,467
Class B                                                       4,173,913         2.58            1,619,221
Class C                                                         427,619         2.55              167,430
Class I                                                      12,300,108         2.57            4,789,454
Class R2                                                          2,320         2.56                  906
Class R3                                                          1,954         2.56                  763
Class R4                                                         13,454         2.57                5,233
Class R5                                                          1,990         2.61                  763
RIVERSOURCE EQUITY VALUE FUND (ACTUAL) (BUYING FUND)
Class A                                                    $466,795,131       $ 6.59           70,875,560
Class B                                                      52,834,783         6.61            7,997,837
Class C                                                       3,243,277         6.53              496,545
Class I                                                           3,617         6.60                  548
Class R2                                                          2,465         6.59                  374
Class R3                                                        184,413         6.59               27,986
Class R4                                                      3,445,771         6.60              521,823
Class R5                                                          2,466         6.59                  374


                                       61



                                                                         NET ASSET VALUE
FUND                                                        NET ASSETS      PER SHARE     SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------
RIVERSOURCE EQUITY VALUE FUND (PRO FORMA COMBINED)
Class A                                                    $485,240,967       $ 6.59           73,674,625
Class B                                                      57,002,565         6.61            8,628,364
Class C                                                       3,670,501         6.53              561,970
Class I                                                      12,302,402         6.60            1,864,000
Class R2                                                          4,784         6.59                  726
Class R3                                                        186,347         6.59               28,279
Class R4                                                      3,458,853         6.60              523,805
Class R5                                                          4,456         6.59                  676
------------------------------------------------------------------------------------------------------------
RIVERSOURCE SMALL CAP ADVANTAGE FUND (ACTUAL) (SELLING
  FUND)
Class A                                                    $111,516,877       $ 2.54           43,884,984
Class B                                                      20,534,829         2.24            9,175,694
Class C                                                       2,409,621         2.24            1,075,337
Class I                                                           3,944         2.66                1,484
Class R2                                                          1,760         2.59                  679
Class R3                                                          1,771         2.61                  679
Class R4                                                         29,362         2.64               11,136
Class R5                                                          1,781         2.62                  679
SELIGMAN SMALLER-CAP VALUE FUND (ACTUAL) (BUYING FUND)
Class A                                                    $ 58,291,000       $ 8.23            7,084,149
Class B                                                       7,463,885         7.34            1,017,124
Class C                                                      32,304,798         7.35            4,397,187
Class R (to be known as Class R2)                             7,350,352         8.09              908,336
Class I (to be known as Class R5)                             6,626,385         8.68              763,647
SELIGMAN SMALLER-CAP VALUE FUND (PRO FORMA COMBINED)
Class A                                                    $169,807,877       $ 8.23           20,634,195
Class B                                                      27,998,714         7.34            3,814,785
Class C                                                      34,714,419         7.35            4,725,027
Class I*                                                          3,944         8.68                  454
Class R (to be known as Class R2)                             7,352,112         8.09              908,554
Class R3*                                                         1,771         8.09                  219
Class R4*                                                        29,362         8.68                3,383
Class I (to be known as Class R5)                             6,628,166         8.68              763,852
  * The inception date for Class I, Class R3 and Class R4 is expected to be in the third quarter of 2009.


OWNERSHIP OF SELLING FUND AND BUYING FUND SHARES

The following table provides information on shareholders who owned more than 5% of any class of each Fund's outstanding shares as of Jan. 31, 2009. As of Jan. 31, 2009, officers and directors of each Fund, as a group, owned less than 1% of the outstanding shares of any class of any Fund.

TABLE C-2. ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

                                                                                           PERCENT OF
                                                                               PERCENT     SHARES HELD
                                                                              OF SHARES   FOLLOWING THE
FUND          5% OWNERS                                                          HELD    REORGANIZATION
-------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL TECHNOLOGY FUND (SELLING FUND)
Class A       Charles Schwab & Co., Inc. (Charles Schwab) a brokerage firm
              in San Francisco, CA                                              11.63%          N/A
Class B       None                                                                N/A           N/A
Class C       None                                                                N/A           N/A
Class I       RiverSource Investments LLC (RiverSource Investments),
              Minneapolis, MN                                                  100.00%          N/A
Class R4      Charles Schwab                                                    99.69%          N/A


                                       62



                                                                                           PERCENT OF
                                                                               PERCENT     SHARES HELD
                                                                              OF SHARES   FOLLOWING THE
FUND          5% OWNERS                                                          HELD    REORGANIZATION
-------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL TECHNOLOGY FUND (BUYING FUND)
Class A       Merrill Lynch, Pierce Fenner & Smith Inc. (MLPF&S),
              Jacksonville, FL                                                  13.69%         9.84%
              CitiGroup Global House Account, New York, NY                       6.76%         4.86%
              Charles Schwab                                                      N/A          3.29%
Class B       MLPF&S                                                            32.26%        10.20%
              CitiGroup Global House Account, New York, NY                       5.01%         1.58%
Class C       MLPF&S                                                            20.41%        19.72%
              CitiGroup Global House Account , New York, NY                      6.82%         6.59%
Class I*      RiverSource Investments                                             N/A         99.74%
Class R
(to be known
as R2)        None                                                                N/A          0.00%
Class R4*     Charles Schwab                                                      N/A         99.45%
  * Inception date of Class I and Class R4 is expected to be in the third quarter of 2009.

-------------------------------------------------------------------------------------------------------
RIVERSOURCE GROWTH FUND (SELLING FUND)
Class A       None                                                                N/A           N/A
Class B       None                                                                N/A           N/A
Class C       None                                                                N/A           N/A
Class I       RiverSource Portfolio Builder Moderate Aggressive Fund            30.34%          N/A
              RiverSource Portfolio Builder Moderate Fund                       23.97%          N/A
              RiverSource Portfolio Builder Total Equity Fund                   20.07%          N/A
              RiverSource Portfolio Builder Aggressive Fund                     17.18%          N/A
              RiverSource Portfolio Builder Moderate Conservative Fund           6.34%          N/A
Class R2      RiverSource Investments                                          100.00%          N/A
Class R3      RiverSource Investments                                          100.00%          N/A
Class R4      Ameriprise Trust Company, Minneapolis, MN                         72.14%          N/A
              Wachovia Bank NA (Wachovia Bank), Charlotte, NC                   23.46%          N/A
Class R5      RiverSource Investments                                          100.00%          N/A
SELIGMAN GROWTH FUND (BUYING FUND)
Class A       None                                                                N/A          0.00%
Class B       MLPF&S                                                             5.64%         0.18%
Class C       MLPF&S                                                            21.34%        15.85%
Class I*      RiverSource Portfolio Builder Moderate Aggressive Fund              N/A         30.33%
              RiverSource Portfolio Builder Moderate Fund                         N/A         23.98%
              RiverSource Portfolio Builder Total Equity Fund                     N/A         20.08%
              RiverSource Portfolio Builder Aggressive Fund                       N/A         17.18%
              RiverSource Portfolio Builder Moderate Conservative Fund            N/A          6.34%
Class R2      RiverSource Investments                                             N/A          0.60%
Class R3*     RiverSource Investments                                             N/A        100.00%
Class R4*     Ameriprise Trust Company                                            N/A         72.14%
              Wachovia Bank                                                       N/A         23.46%
Class R5      State Street Bank & Trust Company FBO North Carolina College
              Savings Program-- NCBE, Westwood, MA                              30.84%        30.87%
              State Street Bank & Trust Company FBO North Carolina College
              Savings Program -- NCBG, Westwood, MA                             18.35%        18.37%
              State Street Bank & Trust Company FBO North Carolina College
              Savings Program -- NCBF, Westwood, MA                             15.85%        15.87%
              State Street Bank & Trust Company FBO North Carolina College
              Savings Program -- NCBD, Westwood, MA                             10.74%        10.75%
              Patterson & Co. FBO J. & W. Seligman Matched Accumulation
              Plan, Charlotte, NC                                                9.84%         9.85%
              RiverSource Investments                                             N/A          0.03%
  * Inception date of Class I, Class R3 and Class R4 is expected to be in the third quarter of 2009.


                                       63



                                                                                           PERCENT OF
                                                                               PERCENT     SHARES HELD
                                                                              OF SHARES   FOLLOWING THE
FUND          5% OWNERS                                                          HELD    REORGANIZATION
-------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP VALUE FUND (SELLING FUND)
Class A       Charles Schwab                                                     8.84%          N/A
              Columbia 529 Plan, Boston, MA                                      5.73%          N/A
Class B       None                                                                N/A           N/A
Class C       None                                                                N/A           N/A
Class I       RiverSource Portfolio Builder Total Equity Fund*                  35.66%          N/A
              RiverSource Portfolio Builder Moderate Aggressive Fund*           24.50%          N/A
              RiverSource Portfolio Builder Moderate Fund*                      19.05%          N/A
              RiverSource Portfolio Builder Aggressive Fund*                    13.76%          N/A
              RiverSource Portfolio Builder Moderate Conservative Fund*          5.24%          N/A
Class R2      RiverSource Investments*                                          84.24%          N/A
              Frontier Trust Co., Fargo, ND                                     15.76%          N/A
Class R3      RiverSource Investments*                                         100.00%          N/A
Class R4      Charles Schwab                                                    61.78%          N/A
              RiverSource Investments*                                          38.22%          N/A
Class R5      RiverSource Investments*                                         100.00%          N/A
RIVERSOURCE EQUITY VALUE FUND (BUYING FUND)
Class A       Charles Schwab                                                     8.12%         8.15%
              Columbia 529 Plan, Boston, MA                                       N/A          0.22%
Class B       None                                                                N/A          0.00%
Class C       MLP Fenner & Smith, Jacksonville, FL                               5.73%         5.03%
              John C. Mullarkey, Willowbrook, IL                                 5.12%         4.49%
Class I       RiverSource Portfolio Builder Total Equity Fund*                    N/A         35.68%
              RiverSource Portfolio Builder Moderate Aggressive Fund*             N/A         24.51%
              RiverSource Portfolio Builder Moderate Fund*                        N/A         19.06%
              RiverSource Portfolio Builder Aggressive Fund*                      N/A         13.76%
              RiverSource Portfolio Builder Moderate Conservative Fund*           N/A          5.24%
              RiverSource Investments*                                         100.00%         0.03%
Class R2      RiverSource Investments*                                         100.00%        92.38%
              Frontier Trust Co., Fargo, ND                                       N/A          7.64%
Class R3      RiverSource Investments*                                            N/A          1.05%
              Wachovia Bank                                                     98.66%        97.64%
Class R4      Charles Schwab                                                      N/A          0.24%
              RiverSource Investments*                                            N/A          0.15%
              John Hancock Life Insurance Company, Buffalo, NY                  58.96%        58.70%
              Wachovia Bank                                                     33.14%        33.00%
Class R5      RiverSource Investments*                                         100.00%       100.00%
-------------------------------------------------------------------------------------------------------


The combination of RiverSource Investments initial capital investment (seed account) and RiverSource Portfolio Builder Funds (affiliated "funds-of-funds") investments in Class I shares in RiverSource Large Cap Value Fund represents aggregate ownership of 34.77% of the Fund. RiverSource Investments (investment manager for RiverSource Large Cap Value Fund and the funds-of-funds) does not invest in the Fund for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25% of the Fund, such that these entities may be deemed to control the Fund, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed account) and the funds-of-funds' Board (which votes proxies for the funds-of-funds) vote each proposal in the same proportion that other shareholders vote on the proposal. If the Reorganization is approved, RiverSource Investments and the funds-of-funds will own less than 25% of RiverSource Equity Value Fund.



                                       64



                                                                                         PERCENT OF
                                                                             PERCENT     SHARES HELD
                                                                            OF SHARES   FOLLOWING THE
FUND       5% OWNERS                                                           HELD    REORGANIZATION
-----------------------------------------------------------------------------------------------------
RIVERSOURCE SMALL CAP ADVANTAGE FUND (SELLING FUND)
Class A    Charles Schwab                                                      7.79%          N/A
Class B    None                                                                 N/A           N/A
Class C    None                                                                 N/A           N/A
Class I    RiverSource Investments                                           100.00%          N/A
Class R2   RiverSource Investments                                           100.00%          N/A
Class R3   RiverSource Investments                                           100.00%          N/A
Class R4   Charles Schwab                                                     96.18%          N/A
Class R5   RiverSource Investments                                           100.00%          N/A
SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)
Class A    MLPF&S                                                             15.53%         5.36%
           Charles Schwab                                                       N/A          5.11%
Class B    MLPF&S                                                             11.26%         2.89%
Class C    MLPF&S                                                             34.74%        32.36%
Class I*   RiverSource Investments                                              N/A        100.00%
Class R2   RiverSource Investments                                              N/A          0.02%
Class R3*  RiverSource Investments                                              N/A        100.00%
Class R4*  Charles Schwab                                                       N/A         96.30%
Class R5   State Street Bank & Trust Company FBO North Carolina College
           Savings Program-- NCBE, Westwood, MA                               35.78%        35.79%
           Patterson & Co. FBO J. & W. Seligman Matched Accumulation Plan,
           Charlotte, NC                                                      23.19%        23.19%
           State Street Bank & Trust Company FBO North Carolina College
           Savings Program -- NCBD, Westwood, MA                              18.62%        18.62%
           State Street Bank & Trust Company FBO North Carolina College
           Savings Program -- NCBF, Westwood, MA                               9.15%         9.15%
           RiverSource Investments                                              N/A          0.03%
  * Inception date for Class I, Class R3 and Class R4 is expected to be in the third quarter of 2009.




                                       65



FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE BUYING FUNDS' FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE BUYING FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN A BUYING FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE RIVERSOURCE EQUITY VALUE FUND'S FISCAL YEAR ENDING MARCH 31, 2008 HAS BEEN AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN ITS MOST RECENT ANNUAL REPORT. THE INFORMATION FOR PRIOR PERIODS ENDED MARCH 31, 2007 HAS BEEN AUDITED BY OTHER AUDITORS, AS INDICATED IN THE TABLES BELOW. UNAUDITED INFORMATION FOR THE MOST RECENT FISCAL HALF-YEAR FOR THE RIVERSOURCE EQUITY VALUE FUND IS ALSO PROVIDED. THE INFORMATION FOR EACH SELIGMAN BUYING FUND'S FISCAL YEAR ENDING IN 2008 HAS BEEN AUDITED BY DELOITTE & TOUCHE LLP, WHOSE REPORT, ALONG WITH SUCH SELIGMAN BUYING FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN SUCH SELIGMAN BUYING FUND'S MOST RECENT ANNUAL REPORT. THE AUDITORS' REPORT, FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR EACH BUYING FUND ARE AVAILABLE UPON REQUEST.

TABLE C-3. FINANCIAL HIGHLIGHTS OF EACH BUYING FUND

RiverSource Equity Value Fund - Class A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)          2008         2007         2006         2005
Net asset value, beginning of period                $11.97       $13.43       $12.16       $10.12        $9.17
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(b)       .15(b)       .14          .12          .15
Net gains (losses) (both realized and
 unrealized)                                         (1.45)        (.66)        1.27         2.03          .94
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.37)        (.51)        1.41         2.15         1.09
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.18)        (.14)        (.11)        (.14)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.95)        (.14)        (.11)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.52       $11.97       $13.43       $12.16       $10.12
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $731         $863       $1,038         $928         $865
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.13%(e)     1.06%        1.09%        1.16%        1.11%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.40%(e)     1.09%        1.13%        1.04%        1.46%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (11.53%)(g)   (4.39%)      11.67%       21.31%       11.96%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.05% for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).


                                       66



RiverSource Equity Value Fund - Class B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)          2008         2007         2006         2005
Net asset value, beginning of period                $12.01       $13.46       $12.19       $10.14        $9.18
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .05(b)       .04          .01          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.46)        (.66)        1.27         2.06          .95
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.42)        (.61)        1.31         2.07         1.02
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.07)        (.04)        (.02)        (.06)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.84)        (.04)        (.02)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.56       $12.01       $13.46       $12.19       $10.14
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $83         $121         $185         $226         $275
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.89%(e)     1.82%        1.86%        1.92%        1.88%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .61%(e)      .33%         .35%         .28%         .69%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (11.86%)(g)   (5.07%)      10.77%       20.39%       11.16%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.81% for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).


                                       67



RiverSource Equity Value Fund - Class C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)          2008         2007         2006         2005
Net asset value, beginning of period                $11.89       $13.34       $12.09       $10.06        $9.12
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .05(b)       .06          .02          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.45)        (.66)        1.24         2.03          .93
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.41)        (.61)        1.30         2.05         1.00
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.07)        (.05)        (.02)        (.06)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.84)        (.05)        (.02)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.45       $11.89       $13.34       $12.09       $10.06
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $5           $5           $6           $4           $3
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.88%(e)     1.82%        1.84%        1.92%        1.88%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .65%(e)      .34%         .38%         .28%         .69%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (11.86%)(g)   (5.07%)      10.81%       20.43%       11.05%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 1.81% for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).


                                       68



RiverSource Equity Value Fund - Class I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(g)          2008         2007         2006         2005
Net asset value, beginning of period                $11.99       $13.45       $12.18       $10.13        $9.18
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(b)       .21(b)       .20          .18          .19
Net gains (losses) (both realized and
 unrealized)                                         (1.47)        (.67)        1.26         2.02          .94
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.36)        (.46)        1.46         2.20         1.13
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.23)        (.19)        (.15)        (.18)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)       (1.00)        (.19)        (.15)        (.18)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.53       $11.99       $13.45       $12.18       $10.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                 .72%(e)      .65%         .67%         .72%         .67%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.80%(e)     1.50%        1.54%        1.48%        1.89%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.40%)(f)   (3.99%)      12.11%       21.90%       12.45%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) Six months ended Sept. 30, 2008 (Unaudited).


                                       69



RiverSource Equity Value Fund - Class R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                $11.98       $13.43       $13.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(c)       .13(c)       .10
Net gains (losses) (both realized and
 unrealized)                                         (1.46)        (.65)         .04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.39)        (.52)         .14
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.16)        (.07)
Distributions from realized gains                       --         (.77)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.93)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.52       $11.98       $13.43
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.56%(f)     1.46%        1.38%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.31%(f)     1.21%        1.38%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.21%(f)      .94%         .81%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.64%)(i)   (4.45%)       1.04%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).


                                       70



RiverSource Equity Value Fund - Class R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(j)          2008     2007(b)
Net asset value, beginning of period                $11.98       $13.43       $13.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(c)       .12(c)       .11
Net gains (losses) (both realized and
 unrealized)                                         (1.46)        (.61)         .04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.38)        (.49)         .15
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.19)        (.08)
Distributions from realized gains                       --         (.77)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.96)        (.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.53       $11.98       $13.43
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.26%(f)     1.37%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.25%(f)     1.12%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.28%(f)     1.06%        1.08%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.57%)(i)   (4.22%)       1.11%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Sept. 30, 2008 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.10% for the year ended March 31, 2008.
(i) Not annualized.
(j) Six months ended Sept. 30, 2008 (Unaudited).


                                       71



RiverSource Equity Value Fund - Class R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                $11.98       $13.44       $12.17       $10.13        $9.18
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .17(b)       .16          .15          .17
Net gains (losses) (both realized and
 unrealized)                                         (1.45)        (.66)        1.27         2.02          .94
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.36)        (.49)        1.43         2.17         1.11
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.20)        (.16)        (.13)        (.16)
Distributions from realized gains                       --         (.77)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.97)        (.16)        (.13)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.53       $11.98       $13.44       $12.17       $10.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $11          $12          $12          $13           $8
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.01%(e)      .97%         .94%         .98%         .94%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .97%(e)      .93%         .93%         .98%         .94%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.56%(e)     1.22%        1.28%        1.22%        1.61%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%          28%          25%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.44%)(h)   (4.24%)      11.83%       21.51%       12.16%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(h) Not annualized.
(i) Six months ended Sept. 30, 2008 (Unaudited).


                                       72



RiverSource Equity Value Fund - Class R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended March 31,                     2008(h)          2008     2007(b)
Net asset value, beginning of period                $11.98       $13.43       $13.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(c)       .20(c)       .13
Net gains (losses) (both realized and
 unrealized)                                         (1.46)        (.65)         .04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.36)        (.45)         .17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.23)        (.10)
Distributions from realized gains                       --         (.77)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)       (1.00)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.52       $11.98       $13.43
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .81%(f)      .71%         .70%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.72%(f)     1.44%        1.55%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 8%          25%          37%
--------------------------------------------------------------------------------------------------------------
Total return                                       (11.44%)(g)   (3.98%)       1.25%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to March 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Sept. 30, 2008 and for the year ended March 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended Sept. 30, 2008 (Unaudited).


                                       73



                                                                      YEAR ENDED OCTOBER 31,
Seligman Global Technology Fund - Class A              2008        2007        2006        2005        2004
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR                     $19.82      $15.42      $12.81      $11.51      $11.81
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                    (0.21)      (0.21)      (0.19)      (0.21)      (0.18)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions(a)      (7.84)        4.61        2.80        1.40      (0.12)
-------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       (8.05)        4.40        2.61        1.30      (0.30)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $11.77      $19.82      $15.42      $12.81      $11.51
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (40.62-
                                                           )%      28.53%      20.37%      11.29%     (2.54)%(b)
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000s omitted)                $165,2-     $305,1-     $247,0-     $236,9-     $270,1-
                                                           49          56          66          98          54
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 1.76%       1.75%       1.75%       1.83%       1.83%
-------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net
 assets                                               (1.23)%     (1.21)%     (1.30)%     (0.81)%     (1.57)%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               171.14%     208.35%     195.49%     150.83%     133.51%
-------------------------------------------------------------------------------------------------------------


(a) Certain per share amounts for periods prior to November 1, 2006 were reclassified to conform to the current period's presentation.
(b) Excluding the effect of certain payments received from the Manager in 2004, total returns would have been (2.87)% for Class A.


                                                                      YEAR ENDED OCTOBER 31,
Seligman Global Technology Fund - Class B              2008        2007        2006        2005        2004
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR                     $17.38      $13.62      $11.40      $10.33      $10.67
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                    (0.29)      (0.30)      (0.26)      (0.17)      (0.25)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions(a)      (6.85)        4.06        2.48        1.24      (0.09)
-------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       (7.14)        3.76        2.22        1.07      (0.34)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $10.24      $17.38      $13.62      $11.40      $10.33
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (41.08-
                                                           )%      27.61%      19.47%      10.36%     (3.19)%(b)
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000s omitted)                 $7,086     $28,767     $32,534     $40,428     $57,700
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 2.51%       2.50%       2.50%       2.58%       2.58%
-------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net
 assets                                               (1.98)%     (1.96)%     (2.05)%     (1.56)%     (2.32)%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               171.14%     208.35%     195.49%     150.83%     133.51%
-------------------------------------------------------------------------------------------------------------


(a) Certain per share amounts for periods prior to November 1, 2006 were reclassified to conform to the current period's presentation.
(b) Excluding the effect of certain payments received from the Manager in 2004, total returns would have been (3.52)% for Class B.


                                       74



                                                                      YEAR ENDED OCTOBER 31,
Seligman Global Technology Fund - Class C              2008        2007        2006        2005        2004
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR                     $17.39      $13.63      $11.40      $10.33      $10.67
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                    (0.28)      (0.30)      (0.26)      (0.17)      (0.25)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions(a)      (6.86)        4.06        2.49        1.24      (0.09)
-------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       (7.14)        3.76        2.23        1.07      (0.34)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $10.25      $17.39      $13.63      $11.40      $10.33
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (41.06-
                                                           )%      27.59%      19.56%      10.36%     (3.19)%(b)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000s omitted)                $53,538     $27,633     $20,161     $18,001     $22,401
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 2.51%       2.50%       2.52%       2.58%       2.58%
-------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net
 assets                                               (1.98)%     (1.96)%     (2.05)%     (1.56)%     (2.32)%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               171.14%     208.35%     195.49%     150.83%     133.51%
-------------------------------------------------------------------------------------------------------------


(a) Certain per share amounts for periods prior to November 1, 2006 were reclassified to conform to the current period's presentation.
(b) Excluding the effect of certain payments received from the Manager in 2004, total returns would have been (3.52)% for Class C.


                                                                      YEAR ENDED OCTOBER 31,
Seligman Global Technology Fund -  Class R             2008        2007        2006        2005        2004
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF YEAR                     $19.62      $15.30      $12.74      $11.49      $11.80
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                    (0.24)      (0.25)      (0.22)      (0.13)      (0.21)
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currency transactions(a)      (7.76)        4.57        2.78        1.38      (0.10)
-------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       (8.00)        4.32        2.56        1.25      (0.31)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $11.62      $19.62      $15.30      $12.74      $11.49
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (40.77-
                                                           )%      28.23%      20.09%      10.88%     (2.63)%(b)
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000s omitted)                 $2,067      $1,282        $492        $287        $197
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 2.01%       2.00%       2.02%       2.08%       2.08%
-------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net
 assets                                               (1.48)%     (1.46)%     (1.55)%     (1.06)%     (1.82)%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               171.14%     208.35%     195.49%     150.83%     133.51%
-------------------------------------------------------------------------------------------------------------


(a) Certain per share amounts for periods prior to November 1, 2006 were reclassified to conform to the current period's presentation.
(b) Excluding the effect of certain payments received from the Manager in 2004, total returns would have been (2.96)% for Class R.


                                       75



                                                SIX
                                              MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
Seligman Growth Fund - Class A               6/30/08*      2007        2006        2005        2004        2003

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD            $5.22       $4.48       $4.10       $3.88       $3.67       $2.80
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (0.01)      (0.03)          --(a)   (0.01)          --(a)   (0.01)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                (0.12)        0.77        0.38        0.23        0.21        0.88
-----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (0.13)        0.74        0.38        0.22        0.21        0.87
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $5.09       $5.22       $4.48       $4.10       $3.88       $3.67
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (2.49)%      16.52%       9.27%       5.67%       5.72%      31.07%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)      $359,8-     $391,1-     $371,0-     $389,1-     $417,5-     $444,9-
                                                   22          66          61          54          97          20
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         1.32%(b)    1.35%       1.39%       1.38%       1.36%       1.40%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets                           (0.49)%(b)  (0.57)%     (0.03)%     (0.17)%       0.09%     (0.30)%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       114.15%     176.45%     168.65%     132.59%      93.99%      60.25%
-----------------------------------------------------------------------------------------------------------------



 *  Unaudited.
(a) Less than + or - $0.005.
(b) Annualized.


                                                SIX
                                              MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
Seligman Growth Fund - Class B               6/30/08*      2007        2006        2005        2004        2003

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD            $4.16       $3.60       $3.32       $3.17       $3.02       $2.32
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                            (0.02)      (0.05)      (0.03)      (0.03)      (0.02)      (0.03)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                (0.10)        0.61        0.31        0.18        0.17        0.73
-----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (0.12)        0.56        0.28        0.15        0.15        0.70
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $4.04       $4.16       $3.60       $3.32       $3.17       $3.02
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (2.88)%      15.56%       8.43%       4.73%       4.97%      30.17%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)       $8,775     $11,209     $15,152     $21,533     $29,554     $35,657
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         2.07%(a)    2.11%       2.15%       2.14%       2.12%       2.16%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average
 net assets                                   (1.24)%(a)  (1.33)%     (0.79)%     (0.93)%     (0.67)%     (1.06)%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       114.15%     176.45%     168.65%     132.59%      93.99%      60.25%
-----------------------------------------------------------------------------------------------------------------



 *  Unaudited.
(a) Annualized.


                                       76



                                          SIX
                                        MONTHS
                                         ENDED                      YEAR ENDED DECEMBER 31,
Seligman Growth Fund - Class C         6/30/08*      2007        2006        2005        2004        2003

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF
 PERIOD                                   $4.16       $3.60       $3.32       $3.17       $3.02       $2.32
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss                      (0.02)      (0.05)      (0.03)      (0.03)      (0.02)      (0.03)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
 (loss) on investments                   (0.10)        0.61        0.31        0.18        0.17        0.73
-----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS         (0.12)        0.56        0.28        0.15        0.15        0.70
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $4.04       $4.16       $3.60       $3.32       $3.17       $3.02
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                            (2.88)%      15.56%       8.43%       4.73%       4.97%      30.17%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s
 omitted)                               $34,655     $14,621     $14,944     $18,668     $23,281     $27,539
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets                                   2.08%(a)    2.11%       2.15%       2.14%       2.12%       2.16%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to
 average net assets                     (1.25)%(a)  (1.33)%     (0.79)%     (0.93)%     (0.67)%     (1.06)%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 114.15%     176.45%     168.65%     132.59%      93.99%      60.25%
-----------------------------------------------------------------------------------------------------------



 *  Unaudited.
(a) Annualized.


                                                SIX
                                              MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
Seligman Growth Fund - Class I               6/30/08*      2007        2006        2005        2004        2003

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD            $5.37       $4.58       $4.17       $3.93      $3.70       $2.81
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                              --(a)       --(a)     0.02        0.01       0.02          --(a)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                (0.13)        0.79        0.39        0.23       0.21        0.89
-----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (0.13)        0.79        0.41        0.24       0.23        0.89
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $5.24       $5.37       $4.58       $4.17      $3.93       $3.70
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (2.42)%      17.25%       9.83%       6.11%      6.22%      31.67%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)      $15,359     $14,747     $12,334     $10,278     $9,026      $6,862
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.87%(b)    0.85%       0.82%       0.88%      0.88%       0.96%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average net assets                           (0.04)%(b)  (0.07)%       0.54%       0.33%      0.58%       0.14%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       114.15%     176.45%     168.65%     132.59%     93.99%      60.25%
-----------------------------------------------------------------------------------------------------------------



 *  Unaudited.
(a) Less than + or - $0.005.
(b) Annualized.


                                       77



                                                SIX                                                      4/30/03-
                                              MONTHS                                                        **
                                               ENDED                YEAR ENDED DECEMBER 31,                 TO
Seligman Growth Fund - Class R               6/30/08*      2007        2006        2005        2004      12/31/03

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD            $5.17       $4.44       $4.08       $3.87       $3.67       $2.99
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                            (0.02)      (0.04)      (0.01)      (0.02)      (0.01)      (0.01)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                (0.12)        0.77        0.37        0.23        0.21        0.69
-----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (0.14)        0.73        0.36        0.21        0.20        0.68
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $5.03       $5.17       $4.44       $4.08       $3.87       $3.67
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (2.71)%      16.44%       8.82%       5.43%       5.45%      22.74%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)         $729        $284         $89         $70         $54          $2
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         1.58%(a)    1.61%       1.65%       1.64%       1.62%       1.62%(a)
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average
 net assets                                   (0.75)%(a)  (0.83)%     (0.29)%     (0.43)%     (0.17)%     (0.51)%(a)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       114.15%     176.45%     168.65%     132.59%      93.99%      60.25%(b)
-----------------------------------------------------------------------------------------------------------------



 *  Unaudited.
**  Commencement of offering of shares.
(a) Annualized.
(b) Computed at the Fund level for the year ended 12/31/03.


                                               SIX
                                              MONTHS
                                              ENDED
                                             6/30/0-                  YEAR ENDED DECEMBER 31,
Seligman Smaller-Cap Value Fund - Class A       8*        2007       2006       2005       2004       2003

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD          $15.92     $17.67     $15.82     $16.78     $14.30      $9.60
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                           (0.09)     (0.21)     (0.22)     (0.16)     (0.07)     (0.11)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                               (2.48)       1.43       3.51     (0.37)       2.99       4.81
-----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (2.57)       1.22       3.29     (0.53)       2.92       4.70
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET REALIZED CAPITAL
 GAIN                                             --     (2.97)     (1.44)     (0.43)     (0.44)         --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $13.35     $15.92     $17.67     $15.82     $16.78     $14.30
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (16.1-                           (3.08-
                                                 4)%      6.26%     21.38%         )%     20.58%(a)  48.96%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)      $112,-     $155,-     $168,-     $173,-     $167,-     $117,-
                                                 391        045        326        612        173        200
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        1.81%(b)   1.71%      1.74%      1.76%      1.75%      1.81%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average                  (1.17-     (1.27-     (1.01-     (0.44-     (1.14-
 net assets                                   1.31)%(b)      )%         )%         )%         )%         )%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        8.61%     26.51%     35.40%     25.06%     32.70%     26.48%
-----------------------------------------------------------------------------------------------------------


 *  Unaudited.
(a) Excluding the effect of certain payments received from the Manager in 2004, total return would have been 20.57% for Class A.
(b) Annualized.


                                       78



                                               SIX
                                              MONTHS
                                              ENDED
                                             6/30/0-                  YEAR ENDED DECEMBER 31,
Seligman Smaller-Cap Value Fund - Class B       8*        2007       2006       2005       2004       2003

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD          $14.34     $16.30     $14.79     $15.84     $13.63      $9.22
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                           (0.13)     (0.32)     (0.32)     (0.26)     (0.17)     (0.21)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                               (2.23)       1.33       3.27     (0.36)       2.82       4.62
-----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (2.36)       1.01       2.95     (0.62)       2.65       4.41
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET REALIZED CAPITAL
 GAIN                                             --     (2.97)     (1.44)     (0.43)     (0.44)         --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $11.98     $14.34     $16.30     $14.79     $15.84     $13.63
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (16.4-                           (3.84-
                                                 6)%      5.47%     20.56%         )%      19.61(a)  47.83%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)      $16,8-     $26,8-     $40,5-     $55,6-     $92,0-     $86,4-
                                                  34         02         62         86         34         27
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        2.56%(b)   2.46%      2.48%      2.51%      2.50%      2.56%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average                  (1.92-     (2.02-     (1.76-     (1.19-     (1.89-
 net assets                                   2.06)%(b)      )%         )%         )%         )%         )%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        8.61%     26.51%     35.40%     25.06%     32.70%     26.48%
-----------------------------------------------------------------------------------------------------------


 *  Unaudited.
(a) Excluding the effect of certain payments received from the Manager in 2004, total return would have been 19.60% for Class B.
(b) Annualized.


                                               SIX
                                              MONTHS
                                              ENDED
                                             6/30/0-                  YEAR ENDED DECEMBER 31,
Seligman Smaller-Cap Value Fund - Class C       8*        2007       2006       2005       2004       2003

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD          $14.34     $16.30     $14.80     $15.84     $13.63      $9.22
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                           (0.13)     (0.32)     (0.32)     (0.26)     (0.17)     (0.19)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                               (2.22)       1.33       3.26     (0.35)       2.82       4.60
-----------------------------------------------------------------------------------------------------------
Total from Investment Operations              (2.35)       1.01       2.94     (0.61)       2.65       4.41
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET REALIZED CAPITAL
 GAIN                                             --     (2.97)     (1.44)     (0.43)     (0.44)         --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $11.99     $14.34     $16.30     $14.80     $15.84     $13.63
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (16.3-                           (3.78-
                                                 9)%      5.47%     20.48%         )%      19.61(a)  47.83%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)      $61,7-     $32,2-     $35,5-     $37,8-     $44,1-     $31,8-
                                                  33         06         49         76         85         32
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        2.55%(b)   2.46%      2.48%      2.51%      2.50%      2.56%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average                  (1.92-     (1.92-     (1.76-     (1.19-     (1.89-
 net assets                                   2.01)%(b)      )%         )%         )%         )%         )%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        8.61%     26.51%     35.40%     25.06%     32.70%     26.48%
-----------------------------------------------------------------------------------------------------------


 *  Unaudited.
(a) Excluding the effect of certain payments received from the Manager in 2004, total return would have been 19.60% for Class C.
(b) Annualized.


                                       79



                                               SIX
                                              MONTHS
                                              ENDED
                                             6/30/0-                  YEAR ENDED DECEMBER 31,
Seligman Smaller-Cap Value Fund - Class I       8*        2007       2006       2005       2004       2003

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD          $16.65     $18.26     $16.21     $17.09     $14.48      $9.66
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (0.05)     (0.12)     (0.12)     (0.07)       0.02     (0.06)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                               (2.60)       1.48       3.61     (0.38)       3.03       4.88
-----------------------------------------------------------------------------------------------------------
Total from Investment Operations              (2.65)       1.36       3.49     (0.45)       3.05       4.82
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET REALIZED CAPITAL
 GAIN                                             --     (2.97)     (1.44)     (0.43)     (0.44)         --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $14.00     $16.65     $18.26     $16.21     $17.09     $14.48
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (15.9-                           (2.56-
                                                 2)%      6.85%     22.11%         )%     21.23%(a)  49.90%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)      $10,5-     $11,3-     $10,2-
                                                  79         22         01     $9,141     $8,976     $6,585
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        1.18%(b)   1.15%      1.18%      1.18%      1.19%      1.27%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to                 (0.61-     (0.71-     (0.43-                (0.60-
 average net assets                           0.67)%(b)      )%         )%         )%      0.12%         )%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        8.61%     26.51%     35.40%     25.06%     32.70%     26.48%
-----------------------------------------------------------------------------------------------------------


 *  Unaudited.
(a) Excluding the effect of certain payments received from the Manager in 2004, total return would have been 21.22% for Class I.
(b) Annualized.


                                               SIX                                                  4/30/0-
                                              MONTHS                                                  3**
                                              ENDED                                                    TO
                                             6/30/0-             YEAR ENDED DECEMBER 31,            12/31/-
Seligman Smaller-Cap Value Fund - Class R       8*        2007       2006       2005       2004        03

PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD          $15.70     $17.53     $15.72     $16.73     $14.31     $10.27
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                           (0.11)     (0.25)     (0.26)     (0.26)     (0.11)     (0.11)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                               (2.44)       1.39       3.51     (0.38)       2.97       4.15
-----------------------------------------------------------------------------------------------------------
Total from Investment Operations              (2.55)       1.14       3.25     (0.58)       2.86       4.04
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
DISTRIBUTIONS FROM NET REALIZED CAPITAL
 GAIN                                             --     (2.97)     (1.44)     (0.43)     (0.44)         --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $13.15     $15.70     $17.53     $15.72     $16.73     $14.31
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (16.2-                           (3.39-
                                                 4)%      5.83%     21.27%         )%     20.15%(a)  39.34%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)      $10,6-     $11,3-
                                                  63         11     $4,448     $3,156     $1,903         $2
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets        2.06%(b)   1.96%      1.99%      2.00%      2.00%      2.03%(b)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average                  (1.42-     (1.52-     (1.26-     (0.69-
 net assets                                   1.56)%(b)      )%         )%         )%         )%     1.38)%(b)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        8.61%     26.51%     35.40%     25.06%     32.70%     26.48%(c)
-----------------------------------------------------------------------------------------------------------


 *  Unaudited.
**  Commencement of offering of shares.
(a) Excluding the effect of certain payments received from the Manager in 2004, total return would have been 20.14% for Class R.
(b) Annualized.
(c) Computed at the Fund level for the year ended Dec. 31, 2003.


                                       80



EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of           , 2009 (the
"Agreement") is between each selling entity identified in Schedule A hereto (each a "Selling Corporation")(1), on behalf of each series thereof identified in Schedule A hereto as a Selling Fund (each a "Selling Fund"), each corresponding buying entity identified in Schedule A hereto (each a "Buying Corporation")(2), on behalf of each series thereof identified in Schedule A hereto as the corresponding Buying Fund (each a "Buying Fund"), and RiverSource Investments, LLC (solely for the purposes of Sections 3c and 11 of the Agreement).

This Agreement shall be treated for all purposes as if each reorganization between a Selling Fund and its corresponding Buying Fund contemplated hereby had been the subject of a separate agreement. As context requires a Buying Corporation or Selling Corporation that is not organized as a series fund and that may not be considered or meet the definition of "Buying Fund" and "Selling Fund" as set forth above, may be referred to as a "Buying Fund" or a "Selling Fund," respectively, for purposes of this Agreement.

In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. Each Selling Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (each a "Reorganization"). Each Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the corresponding Selling Fund.

2.  REORGANIZATION.

   a. Plan of Reorganization. Each Reorganization will be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, each Selling Corporation will convey all of the assets of each Selling Fund to the corresponding Buying Fund. Each Buying Fund will assume all liabilities of the corresponding Selling Fund. At the Closing, each Buying Corporation will deliver shares of each Buying Fund, including fractional shares, to the corresponding Selling Corporation on behalf of the corresponding Selling Fund. The number of shares will be determined by dividing the value of the net assets attributable to each class of shares of each Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the corresponding class of the corresponding Buying Fund, computed as described in paragraph 3(b). Each Selling Fund will not pay a sales charge on the receipt of the corresponding Buying Fund's shares in exchange for the assets of such Selling Fund. In addition, the shareholders of each Selling Fund will not pay a sales charge on distribution to them of shares of the corresponding Buying Fund.

   b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of each Selling Fund and receipt of all necessary regulatory approvals, or such later date as the officers of the Selling Corporation and Buying Corporation may agree.

3.  VALUATION OF NET ASSETS.

   a. The net asset value of each Selling Fund will be computed as of the close of regular trading on the NYSE on the business day immediately preceding the day of Closing (the "Valuation Date") using the valuation procedures set forth in the corresponding Buying Fund's then current prospectus.

   b. The net asset value per share of shares of each Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in each Buying Fund's then current prospectus.

   c. At the Closing, each Selling Fund will provide the corresponding Buying Fund with a copy of the computation showing the valuation of the net asset value per share of such Selling Fund on the Valuation Date, and each Buying Fund will provide the corresponding Selling Fund with a copy of the computation showing the determination of the net asset value per share of such Buying Fund on the Valuation Date. Both computations will be certified by an officer of RiverSource Investments, LLC, the investment manager.

4.  LIQUIDATION AND DISSOLUTION OF THE SELLING FUND.

   a. On the date of the Closing, each Selling Corporation will liquidate each Selling Fund and distribute shares of each class of the corresponding Buying Fund to the shareholders of record of such Selling Fund's corresponding class. Each

----------
(1) The Selling Corporation for the Reorganization of RiverSource Global Technology Fund, RiverSource Growth Fund, RiverSource Large Cap Value Fund and RiverSource Small Cap Advantage Fund is a Minnesota corporation.

(2) The Buying Corporation for each Buying Fund, Seligman Global Technology Fund, Seligman Global Growth Fund, Inc. and Seligman Smaller-Cap Value Fund is a Maryland corporation, and for the Buying Corporation for the Buying Fund, RiverSource Equity Value Fund, is a Minnesota corporation.

                                       A.1



      Buying Fund will establish shareholder accounts in the names of each corresponding Selling Fund shareholder, representing the respective pro rata number of full and fractional shares of such class of the Buying Fund due to each such shareholder. All issued and outstanding shares of each Selling Fund will simultaneously be cancelled on the books of each Selling Corporation. Each Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the corresponding Selling Corporation.

   b. Immediately after the close of business on the Valuation Date, the share transfer books of each Selling Corporation relating to each Selling Fund will be closed and no further transfer of shares will be made.

   c. Promptly after the Closing, each Buying Fund or its transfer agent will notify each shareholder of the corresponding Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

   d. As promptly as practicable after the Closing, and in no event later than twelve months from the date of the Closing, each Selling Fund will be dissolved.

5. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE BUYING CORPORATION.

   With respect to each Reorganization, each Buying Corporation represents and warrants to the corresponding Selling Funds as follows:

   a. Organization, Existence, etc. Each Buying Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota or Maryland and has the power to carry on its business as it is now being conducted.

   b. Registration as Investment Company. Each Buying Corporation, or in the case of separate series funds, the buying Corporation, of which the Buying Fund is a series, is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

   c. Capitalization. The Buying Corporation for the Buying Fund, RiverSource Equity Value Fund, has authorized capital of 10,000,000,000 shares of common stock, par value of $0.01 per share. The Buying Corporation, Seligman Growth Fund, Inc., has authorized capital of 500,000,000 shares of common stock, par value of $1.00 per share. Each Buying Corporation for the Buying Funds, Seligman Global Technology Fund and Seligman Smaller-Cap Value Fund, has authorized capital of 2,000,000,000 shares of common stock, par value of $0.001 per share. All of the outstanding shares of each Buying Corporation have been duly authorized and are validly issued, fully paid and non-assessable. Since each Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

   d. Financial Statements. Each Buying Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund and the results of its operations and changes in its net assets for the periods shown.

   e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

   f. Authority Relative to the Agreement. Each Buying Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of each Buying Corporation and no other proceedings by any of the Buying Corporations or the Buying Funds are necessary.

   g. No Violation. The Buying Corporations are not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which each Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Funds.

   h. Liabilities. The Buying Funds have no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in each Buying Funds' Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the corresponding Selling Funds.

   i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Funds, threatened, that would materially and adversely affect the Buying Funds, their financial condition or the conduct of their business, or that would prevent or hinder completion of

                                       A.2



      the transactions contemplated by this Agreement. The Buying Funds know of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the Buying Funds are not a party to or subject to the provisions of any order, decree or judgment.

   j. Contracts. Except for contracts and agreements previously disclosed to the Selling Corporation, the Buying Funds are not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

   k. Regulated Investment Company Qualification. Each Buying Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

   l. Taxes. As of the Closing, each Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed,
      (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and
      (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

   m. Registration Statement. Each Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

   n. Business Activities. Each Buying Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING CORPORATION.

   With respect to each Reorganization, the Selling Corporation represents and warrants to each Buying Fund as follows:

   a. Organization, Existence, etc. Each Selling Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Minnesota and has the power to carry on its business as it is now being conducted.

   b. Registration as Investment Company. Each Selling Corporation, of which the Selling Fund is a series, is registered under the 1940 Act as an open-end, management investment company.

   c. Capitalization. Each Selling Corporation has authorized capital of 10,000,000,000 shares of stock, par value of $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since each Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

   d. Financial Statements. Each Selling Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present the financial position of each Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

   e. Authority Relative to the Agreement. Each Selling Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of each Selling Corporation and no other proceedings by the Selling Corporations or the Selling Funds are necessary, other than the approval of shareholders contemplated in paragraph 1.

   f. No Violation. Each Selling Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party or in default in the performance of any material agreement to which it is a party). The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Funds are subject. The transactions will not result in any violation of the provisions of the Articles, as the case may be, or any law, administrative regulation or administrative or court decree applicable to the Selling Funds.


                                       A.3



   g. Liabilities. The Selling Funds have no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in the Selling Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to each Buying Fund.

   h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Funds, threatened, that would materially and adversely affect the Selling Funds, their financial condition or the conduct of their business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. Each Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

   i. Contracts. Except for contracts and agreements previously disclosed to the Buying Corporations, each Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

   j. Regulated Investment Company Qualification. Each Selling Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

   k. Taxes. As of the Closing, each Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed, (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received,
      (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the corresponding Buying Funds, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the corresponding Buying Funds, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

   l. Fund Securities. All securities listed in the schedule of investments of each Selling Fund as of the Closing will be owned by each Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

   m. Registration Statement. The Selling Funds will cooperate with the Buying Funds and will furnish information relating to the Selling Corporations and the Selling Funds required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement, as it relates to the Selling Corporations or the Selling Funds, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Corporations or the Selling Funds for use in the Registration Statement.

   n. Provision of Books and Records. Each Selling Fund will provide its books and records to the corresponding Buying Fund for purposes of preparing any tax returns required by law to be filed after the Closing date, including
      (1) the tax return for the period ending on the Closing date, and (2) the tax return for the period beginning the day after the Closing and ending the earlier of the current fiscal year-end of the corresponding Buying Fund and the taxable year end chosen by the corresponding Buying Fund following the Reorganization.

   o. Business Activities. Each Selling Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

7. CONDITIONS TO OBLIGATIONS OF THE BUYING CORPORATION. The obligations of each Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

   b. Representations, Warranties and Agreements. Each Selling Corporation and the Selling Funds will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of each Selling Corporation will provide a certificate to each Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Corporation, and delivered to such Buying Fund on the date of the Closing.


                                       A.4



   c. Regulatory Approvals.

     - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

     - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

   d. Opinion of Counsel. Each Buying Corporation will have received an opinion of counsel for the Selling Corporation, dated as of the date of the Closing, to the effect that: (i) each Selling Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) each Selling Fund is a series of its respective Selling Corporation, an open-end management investment company registered under the 1940 Act, as applicable; (iii) this Agreement and the Reorganization has been duly authorized and approved by all requisite action of the Selling Corporations and each Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, each Selling Corporation.

   e. Declaration of Dividend. Each Selling Fund will have declared, prior to the Closing, a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Funds' shareholders (i) all of the excess of (x) the Selling Funds' investment income excludable from gross income under Section 103 of the Code over (y) the Selling Funds' deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Funds' investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Selling Funds' net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION. The obligations of each Selling Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Selling Fund shares entitled to vote.

   b. Representations, Warranties and Agreements. Each Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of each Buying Corporation will provide a certificate to each Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the corresponding Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of each Buying Corporation, and delivered to such Selling Fund on or prior to the last business day before the Closing.

   c. Regulatory Approvals.

     - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

     - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

   d. Opinion of Counsel. Each Selling Corporation will have received the opinion of counsel for each Buying Corporation, dated as of the date of the Closing, to the effect that: (i) the Buying Corporation for RiverSource Equity Value Fund is a corporation duly organized and validly existing under the laws of the state of Minnesota and the Buying Corporations for Seligman Global Technology Fund, Seligman Growth Fund, Inc. and Seligman Smaller-Cap Value Fund are corporations duly organized and validly existing under the laws of the state of Maryland; (ii) each Buying Corporation, or in the case of separate series funds, the Buying Corporation of which the Buying Fund is a series of is an open-end management investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization has been authorized and approved by all requisite action of each Buying Corporation and each Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, each Buying Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of each Buying Fund.

9. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION AND THE BUYING CORPORATION. The obligations of each of the Selling Corporations and the Buying Corporations with respect to each Reorganization are subject to the satisfaction of the following conditions:

   Tax Opinion. With respect to the Reorganization between a Selling Fund and its corresponding Buying Fund, the Selling Fund shall have received an opinion of Ropes & Gray LLP satisfactory to such Selling Fund, and the Buying Fund shall

                                       A.5



   have received an opinion of Ropes & Gray LLP satisfactory to such Buying Fund, each substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, although the matter is not free from doubt, generally for federal income tax purposes:

   a. The acquisition by each Buying Fund of the assets of the corresponding Selling Funds in exchange for each Buying Fund's assumption of all liabilities of the corresponding Selling Fund and delivery to the Selling Funds of the acquisition shares, followed by the distribution by each Selling Fund of the acquisition shares to the shareholders of each Selling Fund in exchange for their Selling Fund shares, all as provided in paragraph 2(a) and 4(a) hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Selling Funds and the Buying Funds will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

   b. No gain or loss will be recognized by the Selling Funds upon (i) the transfer of their assets to the corresponding Buying Funds in exchange for the acquisition shares and the assumption by each Buying Fund of all liabilities of the corresponding Selling Fund or (ii) the distribution of the acquisition shares by each Selling Fund to its shareholders in liquidation, as contemplated in paragraph 4(a) hereof;

   c. No gain or loss will be recognized by the Buying Funds upon receipt of the assets of the corresponding Selling Funds in exchange for acquisition shares and the assumption by the Buying Funds of all liabilities of the corresponding Selling Funds as contemplated in paragraph 2(a) hereof;

   d. The tax basis in the hands of the Buying Funds of the assets of the corresponding Selling Fund transferred to the Buying Funds in the Reorganization will be the same as the tax basis of such assets in the hands of the corresponding Selling Fund immediately prior to the transfer;

   e. The holding periods of the assets of the Selling Funds in the hands of the corresponding Buying Fund will include the periods during which such assets were held by the Selling Funds;

   f. No gain or loss will be recognized by each Selling Fund's shareholders upon the exchange of their shares of the Selling Fund for the acquisition shares;

   g. The aggregate tax basis of the acquisition shares each Selling Fund's shareholder receives in the Reorganization will be the same as the aggregate tax basis of his or her Selling Fund's shares exchanged therefor;

   h. Each Selling Fund's shareholder's holding period for the acquisition shares will include the period for which he or she held the Selling Fund's shares exchanged therefor, provided that the shareholder held such Selling Fund's shares as capital assets on the date of the exchange; and

   i. Each Buying Fund will succeed to and take into account the items of the corresponding Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

      Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

   Each opinion will be based on certain factual certifications made by officers of each Selling Fund and each Buying Fund, and will also be based on customary assumptions. The opinions are not guarantees that the tax consequences of the Reorganizations will be as described above.

10. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

   a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be so amended at any time before or after the shareholder approval contemplated by paragraph 1 is obtained.

   b. At any time prior to the Closing, any of the parties may waive in writing
      (i) any inaccuracies in the representations and warranties made to it and
      (ii) compliance with any of the covenants or conditions made for its benefit.

   c. Each party hereto may terminate this Agreement at any time prior to the Closing by notice to the other party if a material condition to its performance or a material covenant of the other party is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the other party and is not cured.

   d. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of each Selling Fund, without any liability on the part of any party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of
      business on           , 2009, or a later date agreed upon by the officers
      of the Selling Corporations and the Buying Corporations, if the Closing is not effected on or prior to that date.


                                       A.6



   e. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11. EXPENSES. All fees paid to governmental authorities for the registration or qualification of the acquisition shares and all transfer agency costs related to the acquisition shares shall be allocated to the relevant Buying Fund. All (i) legal, accounting and other fees and expenses associated with the preparation, printing and mailing of any shareholder communications, including the proxy statement/prospectus that forms a part of the Registration Statement, and any filings with the Securities and Exchange Commission and/or other governmental authorities in connection with the Reorganization and (ii) all fees and expenses of any proxy solicitation firm retained in connection with the Reorganization shall be allocated to the relevant Selling Fund. All of the other expenses of each Reorganization, including without limitation all other accounting, legal and custodial expenses, shall be allocated equally between each Selling Fund and the corresponding Buying Fund. Notwithstanding the foregoing, the fees and expenses allocated to any Selling Fund will not exceed the excess of (i) the total anticipated reduction in fees and expenses expected to be borne by such Selling Fund over the first twelve months following its Reorganization over (ii) the cost expected to be borne by such Selling Fund related to the discontinuance of operations of Seligman Data Corp. Any fees and expenses that would have been allocable to a Selling Fund but for the preceding sentence and all expenses allocable to a Buying Fund related to the Reorganization, as described above, will be borne by RiverSource Investments, LLC. Each Selling Fund will bear the full cost of any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with its Reorganization. Should any Reorganization fail to occur, RiverSource Investments, LLC will bear all costs associated with the Reorganization.

12. GENERAL.

   a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

   b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

IN WITNESS WHEREOF, each of the parties, individually and not jointly, has caused this Agreement to be signed.

RIVERSOURCE GLOBAL SERIES, INC., on behalf of
  RiverSource Global Technology Fund
RIVERSOURCE LARGE CAP SERIES, INC., on behalf of
  RiverSource Growth Fund
  RiverSource Large Cap Value Fund
RIVERSOURCE STRATEGY SERIES, INC., on behalf of
  RiverSource Small Cap Advantage Fund

By:      --------------------------
Name:    Patrick T. Bannigan
Title:   President

RIVERSOURCE STRATEGY SERIES, INC., on behalf of
  RiverSource Equity Value Fund
SELIGMAN GLOBAL FUND SERIES, INC., on behalf of
  Seligman Global Technology Fund
SELIGMAN GROWTH FUND, INC.
SELIGMAN VALUE FUND SERIES, INC., on behalf of
  Seligman Smaller-Cap Value Fund

By:      --------------------------
Name:    Patrick T. Bannigan
Title:   President


                                       A.7



The undersigned is a party to this Agreement for the purposes of Section 3c and 11 only.

RIVERSOURCE INVESTMENTS, LLC

By:      --------------------------
Name:    William F. Truscott
Title:   President and Chief Investment Officer


                                       A.8



                                                                      SCHEDULE A

----------------------------------------------------------------------------------------------------------
SELLING ENTITY      SELLING FUND                  BUYING ENTITY                 BUYING FUND
----------------------------------------------------------------------------------------------------------
RiverSource         RiverSource Global            Seligman Global Fund          Seligman Global Technology
Global Series,      Technology Fund               Series, Inc.                  Fund
Inc.
----------------------------------------------------------------------------------------------------------
RiverSource         RiverSource Growth Fund       Seligman Growth Fund, Inc.    Seligman Growth Fund, Inc.
Large Cap
Series, Inc.
----------------------------------------------------------------------------------------------------------
RiverSource         RiverSource Large Cap         RiverSource Strategy          RiverSource Equity Value
Large Cap           Value Fund                    Series, Inc.                  Fund
Series, Inc.
----------------------------------------------------------------------------------------------------------
RiverSource         RiverSource Small Cap         Seligman Value Fund           Seligman Smaller-Cap Value
Strategy Series,    Advantage Fund                Series, Inc.                  Fund
Inc.
----------------------------------------------------------------------------------------------------------




                                       A.9



                       THIS PAGE LEFT BLANK INTENTIONALLY



EXHIBIT B

MINNESOTA BUSINESS CORPORATION ACT SECTIONS 302A.471 AND 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. RIGHTS OF DISSENTING SHAREHOLDERS

SUBDIVISION 1. ACTIONS CREATING RIGHTS. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) unless otherwise provided in the articles, an amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

  (1) alters or abolishes a preferential right of the shares;

  (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

  (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

  (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

  (5) eliminates the right to obtain payment under this subdivision;

(b) a sale, lease, transfer, or other disposition of property and assets of the corporation that requires shareholder approval under section 302A.661, subdivision 2, but not including a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

(c) a plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d) a plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, except as provided in subdivision 3;

(e) a plan of conversion adopted by the corporation; or

(f) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

SUBDIVISION 2. BENEFICIAL OWNERS.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) A beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

SUBDIVISION 3. RIGHTS NOT TO APPLY.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the

                                       B.1



    shareholder that are not entitled to be voted on the merger and are not canceled or exchanged in the merger or (2) the corporation whose shares will be acquired by the acquiring organization in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

(c) Notwithstanding subdivision 1, the right to obtain payment under this section, other than in connection with a plan of merger adopted under section 302A.621, is limited in accordance with the following provisions:

  (1) The right to obtain payment under this section is not available for the holders of shares of any class or series of shares that is listed on the New York Stock Exchange or the American Stock Exchange or designated as a national market security on the Nasdaq Stock Market.

  (2) The applicability of clause (1) is determined as of:

     (i) the record date fixed to determine the shareholders entitled to receive notice of, and to vote at, the meeting of shareholders to act upon the corporate action described in subdivision 1; or

     (ii) the day before the effective date of corporate action described in subdivision 1 if there is no meeting of shareholders.

  (3) Clause (1) is not applicable, and the right to obtain payment under this section is available pursuant to subdivision 1, for the holders of any class or series of shares who are required by the terms of the corporate action described in subdivision 1 to accept for such shares anything other than shares, or cash in lieu of fractional shares, of any class or any series of shares of a domestic or foreign corporation, or any other ownership interest of any other organization, that satisfies the standards set forth in clause (1) at the time the corporate action becomes effective.

SUBDIVISION 4. OTHER RIGHTS. The shareholders of a corporation who have a right under this section to obtain payment for their shares, or who would have the right to obtain payment for their shares absent the exception set forth in paragraph (c) of subdivision 3, do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. PROCEDURES FOR ASSERTING DISSENTERS' RIGHTS

SUBDIVISION 1. DEFINITIONS.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

SUBDIVISION 2. NOTICE OF ACTION. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

SUBDIVISION 3. NOTICE OF DISSENT. If the proposed action must be approved by the shareholders and the corporation holds a shareholder meeting, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

SUBDIVISION 4. NOTICE OF PROCEDURE; DEPOSIT OF SHARES.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to (i) all shareholders who have complied with subdivision 3, (ii) all shareholders who did not sign or consent to a written action that gave effect to the action creating the right to obtain payment under section 302A.471, and (iii) all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

  (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;


                                       B.2



  (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

  (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

  (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

SUBDIVISION 5. PAYMENT; RETURN OF SHARES.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

  (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

  (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

  (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitles the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

SUBDIVISION 6. SUPPLEMENTAL PAYMENT; DEMAND. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

SUBDIVISION 7. PETITION; DETERMINATION. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.


                                       B.3



SUBDIVISION 8. COSTS; FEES; EXPENSES.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.


                                       B.4



EXHIBIT C

ADDITIONAL INFORMATION APPLICABLE TO THE BUYING FUNDS

Below is information regarding the Buying Funds. All references to a Fund or the Funds refer to a Buying Fund or the Buying Funds, respectively, unless otherwise noted.

OTHER INVESTMENT STRATEGIES AND RISKS (FOR RIVERSOURCE EQUITY VALUE FUND)

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's Merger SAI and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the Merger SAI. The brokerage commissions set forth in the Merger SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


                                       C.1



Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the Merger SAI.

FUND MANAGEMENT AND COMPENSATION (FOR ALL BUYING FUNDS)

INVESTMENT MANAGER

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Group of Funds (including RiverSource funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Group of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time.

Each Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement ("IMS Agreement"), the fee for the most recent fiscal year was the following percentage of the Fund's average daily net assets:

                                                                           PERCENTAGE OF FUND'S
FUND                                                                     AVERAGE DAILY NET ASSETS
RiverSource Equity Value Fund                                                      0.56%
Seligman Global Technology Fund*                                                   1.00%
Seligman Growth Fund*
Seligman Smaller-Cap Value Fund*


 * Prior to Nov. 8, 2008, the Fund paid investment management fees to J. & W. Seligman & Co. Incorporated ("Seligman") at the same annual fee rate now paid to RiverSource Investments.

For RiverSource Equity Value Fund, the fee includes an adjustment under the terms of a performance incentive arrangement. The Adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis.

Under the IMS Agreement, each Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the IMS Agreement is available in the Fund's most recent annual or semiannual shareholder report.

PORTFOLIO MANAGERS

RiverSource Equity Value Fund Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Warren Spitz, Senior Portfolio Manager

- Managed the Fund since 2000.

- Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.

- Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.

- Began investment career in 1984.

- MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.


                                       C.2



- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2006.

- Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

Seligman Global Technology Portfolio Managers. The Fund is managed by Seligman's Technology Group. Mr. Richard M. Parower, who joined Seligman in April 2000, a Managing Director of Seligman and Vice President of Seligman Global Fund Series, Inc., is Portfolio Manager of Seligman Global Technology Fund. Mr. Parower is also a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Global Technology Portfolio, and Vice President of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc. Mr. Parower provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies.

Mr. Paul H. Wick, a Director and Managing Director of Seligman, is Vice President of Seligman Communications and Information Fund, Inc. and has been its Portfolio Manager since January 1990. Mr. Wick is also a Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Communications and Information Portfolio. Mr. Wick provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Wick joined Seligman in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a member of Seligman's Board of Directors in November 1997. Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.

Ms. Reema D. Shah, a Managing Director of Seligman, joined Seligman in November 2000. Ms. Shah is Vice President and Co-Portfolio Manager of Seligman Communications and Information Fund, Inc., Vice President of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc., and Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Seligman Communication and Information Portfolio. Ms. Shah provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Ms. Shah provides assistance to Mr. Parower in managing the Fund through her research and contributions to the investment decisions with respect to companies in the internet, consumer and enterprise software, education, and financial exchanges sectors.

Mr. Ajay Diwan, a Managing Director of Seligman, joined Seligman in February 2001. Mr. Diwan is Vice President and Co-Portfolio Manager of Seligman Communications and Information Fund, Inc., and Vice President of Seligman Portfolios, Inc. and Co- Portfolio Manager of its Seligman Communication and Information Portfolio. Mr. Diwan provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, information technology services, and electronic payment processing industries.

Mr. Benjamin Lu, a Vice President, Investment Officer of Seligman, joined Seligman in April 2005. Previously, he was an Associate Director for UBS from July 2002 to April 2005, covering the U.S. electronic manufacturing services and electronic components sectors. Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.


                                       C.3



Seligman Growth Fund, Inc. Portfolio Managers. The Fund is managed by Seligman's Core/Growth Team, which is co-headed by Mr. Erik J. Voss, Vice President of the Fund. Mr. Voss, Portfolio Manager of the Fund since joining Seligman in October 2006, is a Managing Director of Seligman. In addition to his responsibilities in respect of the Fund, Mr. Voss is Vice President and Portfolio Manager of Seligman Capital Fund, Inc., Vice President and Co-Portfolio Manager of Seligman Common Stock Fund, Inc., Seligman Income and Growth Fund, Inc. and Tri-Continental Corporation (a closed-end investment company), Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Capital Portfolio and Co-Portfolio Manager of its Seligman Common Stock Portfolio, and portfolio manager of one other registered investment company. Prior to joining Seligman, Mr. Voss was a portfolio manager at Wells Capital Management Incorporated from January 2005 through March 2006, and prior thereto, Strong Capital Management, Inc. from October 2000 through January 2005.

Seligman Smaller-Cap Value Fund Portfolio Managers. The Fund is managed by Seligman's Value Team, headed by Mr. Neil T. Eigen. Mr. Eigen has been head of the Value Team since he joined Seligman in 1997. Mr. Eigen, a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. ("Seligman Advisors") and Seligman Services, Inc., is Vice President of Seligman Value Fund Series, Inc. and Co-Portfolio Manager of the Fund. Mr. Eigen is also Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Seligman Large-Cap Value Portfolio and Seligman Smaller-Cap Value Portfolio.

Mr. Richard S. Rosen, a Managing Director of Seligman, is Vice President of Seligman Value Fund Series, Inc. and Co-Portfolio Manager of each Fund. Mr. Rosen is also Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Seligman Large-Cap Value Portfolio and Seligman Smaller-Cap Value Portfolio. Mr. Rosen joined Seligman in 1997 as a member of the Value Team.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Funds, although, as team leader of the Value Team, Mr. Eigen typically makes the final decision with respect to investments made by the Funds.

The Merger SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


                                       C.4



THIS SERVICE SECTION IS EFFECTIVE MAY 9, 2009.


RIVERSOURCE GROUP OF FUNDS

THE RIVERSOURCE GROUP OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE GROUP OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. THESE FINANCIAL INTERMEDIARIES MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class.


--------------------------------------------------------------------------------
                                                                             S.1



 INVESTMENT OPTIONS SUMMARY*


                                                              CONTINGENT DEFERRED
                                                              SALES                   DISTRIBUTION AND  PLAN
              AVAILABILITY(A)         INITIAL SALES CHARGE    CHARGE (CDSC)           SERVICE FEE(B)    ADMINISTRATION FEE
------------------------------------------------------------------------------------------------------------------------------
Class A       Available to            Yes. Payable at time    No.(c)                  Yes.              No.
              all investors.          of purchase. Lower or                           0.25%
                                      no sales charge for
                                      larger investments.
------------------------------------------------------------------------------------------------------------------------------

Class         Available to            No. Entire purchase     Maximum 5% CDSC during  Yes.              No.
  B(d)(e)(f)  all investors.          price is invested in    the first year          1.00%
                                      shares of the fund.     decreasing to 0% after
                                                              six years.
------------------------------------------------------------------------------------------------------------------------------

Class C(f)    Available to            No. Entire purchase     1% CDSC may apply if    Yes.              No.
              all investors.          price is invested in    you sell shares within  1.00%
                                      shares of the fund.     one year after
                                                              purchase.
------------------------------------------------------------------------------------------------------------------------------

Class I       Limited to qualifying   No.                     No.                     No.               No.
              institutional
              investors.
------------------------------------------------------------------------------------------------------------------------------

Class R2      Limited to qualifying   No.                     No.                     Yes.              Yes.
              institutional                                                           0.50%             0.25%
              investors.
------------------------------------------------------------------------------------------------------------------------------

Class R3      Limited to qualifying   No.                     No.                     Yes.              Yes.
              institutional                                                           0.25%             0.25%
              investors.
------------------------------------------------------------------------------------------------------------------------------

Class R4      Limited to qualifying   No.                     No.                     No.               Yes.
              institutional                                                                             0.25%
              investors.
------------------------------------------------------------------------------------------------------------------------------

Class R5      Limited to qualifying   No.                     No.                     No.               No.
              institutional
              investors.
------------------------------------------------------------------------------------------------------------------------------

Class W       Limited to qualifying   No.                     No.                     Yes.              No.
              discretionary managed                                                   0.25%
              accounts.
------------------------------------------------------------------------------------------------------------------------------

Class Y       Limited to qualifying   No.                     No.                     No.               Yes.
              institutional                                                                             0.15%
              investors.
------------------------------------------------------------------------------------------------------------------------------





 *  RiverSource Tax-Exempt Money Market Fund offers only Class A shares
(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information. For all funds except RiverSource Cash Management Fund, RiverSource Tax-Exempt Money Market Fund and [Seligman Cash Management Fund.]
(d) Class B shares automatically convert to Class A hares. See "Buying and Selling Shares, Sales Charges, Class B and Class C -- CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e) Class B shares of RiverSource Short Duration U.S. Government Fund is closed to new investors and new purchases. Existing shareholders in this fund may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of this fund are maintained.
(f) RiverSource Cash Management Fund [and Seligman Cash Management Fund] offers Class B and Class C shares only to facilitate exchanges with other RiverSource funds offering Class B and Class C shares, respectively.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B*, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the

--------------------------------------------------------------------------------
S.2



distributor. IF YOU MAINTAIN SHARES OF THE FUND WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR.
* For RiverSource Cash Management Fund [and Seligman Cash Management Fund], the distributor has currently agreed not to be reimbursed by the fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B shares.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Group of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A, CLASS B AND CLASS C SHARES*

New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C -- CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.
* For RiverSource Cash Management Fund and [Seligman Cash Management Fund], new investments must be made in Class A shares of the fund. The fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds in the RiverSource Group of Funds.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Group of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts created pursuant to public law 108-173.


--------------------------------------------------------------------------------
                                                                             S.3



Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Group of Funds).

- Bank trust departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)


                                                                                            MAXIMUM REALLOWANCE
                                                    AS A % OF             AS A % OF              AS A % OF
TOTAL MARKET VALUE                              PURCHASE PRICE(B)    NET AMOUNT INVESTED       PURCHASE PRICE
---------------------------------------------------------------------------------------------------------------

Up to $49,999                                          5.75%                 6.10%                  5.00%

$50,000--$99,999                                       4.74                  4.99                   4.00

$100,000--$249,999                                     3.50                  3.63                   3.00

$250,000--$499,999                                     2.50                  2.56                   2.15

$500,000--$999,999                                     2.00                  2.04                   1.75

$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


For fixed income funds except those listed below and funds-of-funds (fixed income)


                                                                                            MAXIMUM REALLOWANCE
                                                    AS A % OF             AS A % OF              AS A % OF
TOTAL MARKET VALUE                              PURCHASE PRICE(B)    NET AMOUNT INVESTED       PURCHASE PRICE
---------------------------------------------------------------------------------------------------------------

Up to $49,999                                          4.75%                 4.99%                  4.00%

$50,000--$99,999                                       4.25                  4.44                   3.50

$100,000--$249,999                                     3.50                  3.63                   3.00

$250,000--$499,999                                     2.50                  2.56                   2.15

$500,000--$999,999                                     2.00                  2.04                   1.75

$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)




--------------------------------------------------------------------------------
S.4



For RiverSource Short Duration U.S. Government Fund


                                                                                            MAXIMUM REALLOWANCE
                                                    AS A % OF             AS A % OF              AS A % OF
TOTAL MARKET VALUE                              PURCHASE PRICE(B)    NET AMOUNT INVESTED       PURCHASE PRICE
---------------------------------------------------------------------------------------------------------------

Up to $49,999                                          3.00%                 3.09%                  2.50%

$50,000--$99,999                                       3.00                  3.09                   2.50

$100,000--$249,999                                     2.50                  2.56                   2.15

$250,000--$499,999                                     2.00                  2.04                   1.75

$500,000--$999,999                                     1.50                  1.52                   1.25

$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Group of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.


--------------------------------------------------------------------------------
                                                                             S.5



Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Group of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Group of Funds;

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

  - to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.


--------------------------------------------------------------------------------
S.6



The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website at riversource.com or seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CDSC ALTERNATIVE

RiverSource Cash Management Fund and [Seligman Cash Management Fund] offers Class B and Class C shares only to facilitate exchanges with other RiverSource funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another RiverSource fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of RiverSource Cash Management Fund and [Seligman Cash Management Fund]. RiverSource Tax-Exempt Money Market Fund does not offer Class B or Class C shares. RiverSource funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of another RiverSource fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of RiverSouce Cash Management Fund and [Seligman Cash Management Fund] directly, if you exchange into Class B or Class C shares of RiverSource Cash Management Fund and [Seligman Cash Management Fund] from another RiverSource fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).


--------------------------------------------------------------------------------
                                                                             S.7



FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:


IF THE SALE IS MADE DURING THE:                                       THE CDSC PERCENTAGE RATE IS:*

First year                                                                          5%

Second year                                                                         4%

Third year                                                                          3%**

Fourth year                                                                         3%

Fifth year                                                                          2%

Sixth year                                                                          1%

Seventh or eighth year                                                              0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund prior to May 8, 2009, the CDSC percentage for the Third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to May 8, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning May 9, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- selling under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.


--------------------------------------------------------------------------------
S.8



The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES
CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

The fund's Board believes that no conflict of interest currently exists between the fund's classes of shares. On an ongoing basis, the Board, in the exercise of its fiduciary duties seeks to ensure that no such conflicts arise.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security Number or Employer Identification Number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THIS FUND MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THIS FUND ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or seligman.com or may be requested by calling ________. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE GROUP OF FUNDS
                                [          ]

                   EXPRESS MAIL RIVERSOURCE GROUP OF FUNDS
                                [          ]


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.9



  METHODS OF PURCHASING SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)


BY MAIL (CONT.)

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call _________ to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call _________ or send signed written instructions to the
                   address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                 FOR ALL FUNDS, CLASSES
                                 AND
                                 ACCOUNTS EXCEPT THOSE
                                 LISTED TO
                                 THE RIGHT (NONQUALIFIED)   TAX QUALIFIED ACCOUNTS     CLASS W

----------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT               $2,000                     $1,000                     $500
----------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS           $100                       $100                       None
----------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*                 $300(a)                    None                       $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
  (a)Money Market is $1,000

 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                 FOR ALL FUNDS, CLASSES
                                 AND
                                 ACCOUNTS EXCEPT THOSE
                                 LISTED TO
                                 THE RIGHT (NONQUALIFIED)   TAX QUALIFIED ACCOUNTS     CLASS W

----------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT               $100(b)                    $100(a)                    $500
----------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS           $100                       $50                        None
----------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**                None(a)                    None                       $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
  (a)Money Market is $1,000
  (b)Money Market is $2,000

 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments set by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund.

--------------------------------------------------------------------------------
S.10



If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

By mail            Mail your exchange or sale request to:

                   REGULAR MAIL  RIVERSOURCE GROUP OF FUNDS
                                 [          ]

                   EXPRESS MAIL  RIVERSOURCE GROUP OF FUNDS
                                 [          ]

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security Number or Employer Identification
                     Number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than
                     yourself.

                   - Your address has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act.

                   NOTE: A GUARANTEE FROM A NOTARY PUBLIC IS NOT ACCEPTABLE.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call _________. Unless you elect not to have telephone
                   exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.11



  WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES (CONTINUED)


ACCOUNT ESTABLISHED WITH THE FUND (CONT.)

BY TELEPHONE
(CONT.)
                   Telephone sale requests are limited to $150,000 per day.

--------------------------------------------------------------------------------

BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call _________ or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Group of Funds without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE GROUP OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUND, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally,

--------------------------------------------------------------------------------
S.12



  the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in RiverSource Tax-Exempt Money Market Fund, RiverSource Cash Management Fund and [Seligman Cash Management Fund] Class A shares may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Group of Funds.

- If you exchange shares from RiverSource Cash Management Fund [or Seligman Cash Management Fund] to another fund in the RiverSource Group of Funds, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another RiverSource fund into Class A shares of RiverSource Cash Management Fund [or Seligman Cash Management Fund]. Exchange rules for RiverSource Cash Management Fund [and Seligman Cash Management Fund] are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

----------------------------------------------------------------------------------------------------------------
                                                            TO OTHER RIVERSOURCE FUNDS
FROM RIVERSOURCE CASH
MANAGEMENT FUND [OR
SELIGMAN CASH MANAGEMENT
FUND]                            CLASS A                    CLASS B                    CLASS C

----------------------------------------------------------------------------------------------------------------

CLASS A                          Yes                        Yes                        Yes
----------------------------------------------------------------------------------------------------------------

CLASS B                          No                         Yes                        No
----------------------------------------------------------------------------------------------------------------

CLASS C                          No                         No                         Yes


--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                      TO RIVERSOURCE CASH MANAGEMENT FUND [OR SELIGMAN CASH MANAGEMENT FUND]
FROM OTHER RIVERSOURCE
FUNDS                            CLASS A                    CLASS B                    CLASS C

----------------------------------------------------------------------------------------------------------------

CLASS A                          Yes                        No                         No
----------------------------------------------------------------------------------------------------------------

CLASS B                          No                         Yes                        No
----------------------------------------------------------------------------------------------------------------

CLASS C                          No                         No                         Yes

----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                            S.13



If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C. If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Group of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-fund, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.


--------------------------------------------------------------------------------
S.14



For money markets -- The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.


--------------------------------------------------------------------------------
                                                                            S.15



Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

For a fund organized as a fund-of-fund, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE GROUP OF FUNDS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and RiverSource Fund Distributors, Inc., 50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent


--------------------------------------------------------------------------------
S.16



for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Group of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers

--------------------------------------------------------------------------------
                                                                            S.17



for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Group of Funds that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds in the RiverSource Group of Funds (Funds of Funds) and to discretionary managed accounts that invest exclusively in funds in the RiverSource Group of Funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

FUND-OF-FUNDS. RiverSource Investments seeks to balance potential conflicts between the fund and the underlying funds in which it invests. For example, the fund may seek to minimize the impact of its purchase and redemption of shares of the underlying funds, which may cause the underlying funds to incur transactions costs by implementing such transactions over a reasonable time frame. This delay may result in the fund paying more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund's assets among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments reports to the fund's Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource

--------------------------------------------------------------------------------
S.18



Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                                                                            S.19



                       THIS PAGE LEFT BLANK INTENTIONALLY



EXHIBIT D

SUMMARY OF INTEGRATION RELATED CHANGES

At its Jan. 8, 2009 meeting, the Board approved certain changes to the Seligman Funds' share class structure, service provider arrangements and shareholder service policies, including:

SHARE CLASS STRUCTURE. Approval of the re-designation of each Seligman Fund's Class R shares as Class R2 shares and Class I shares as Class R5 shares, as applicable, with a shareholder servicing and pricing structure consistent with Class R2 and Class R5 shares offered by other funds in the RiverSource Group of Funds, discussed below.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Approval of changes to each Seligman Fund that is a Buying Fund's (i) Administrative Services Agreement to add a fee schedule consistent with the fee schedules for other, comparable funds in the RiverSource Group of Funds, and (ii) Investment Management Services (IMS) Agreement to reduce the fee by an amount at least equal to the amount of the increase in the fee under the Administrative Services Agreement. (IMS and Administration Agreements for Seligman Funds that are Selling Funds were not considered at this time.)

TRANSFER AGENCY AND SHAREHOLDER SERVICING, AND PLAN ADMINISTRATION. Approval of a transition to RiverSource Service Corporation (RSC) as the Seligman Funds' transfer and shareholder servicing agent, including adoption of the fee structure paid by other funds in the RiverSource Group of Funds. The Seligman Funds' previous transfer and shareholder servicing agent allocated 100% of its expenses to the Seligman Funds that benefited from the services it provided. Under the new pricing structure, fees are either asset based (Class R2 and Class
R5) or account based (Class A, Class B and Class C). See the Merger SAI for more information. For Seligman Fund Class R shares (to be redesignated as Class R2 shares), approval of this pricing structure included adoption of a Plan Administration Agreement, which includes an asset based fee.

CUSTODY AND SECURITIES LENDING. Approval of a transition from State Street Bank & Trust, Co. to JPMorgan Bank, N.A. (JPMorgan) as custodian, and approval of JPMorgan as securities lending agent (the Seligman Funds did not previously have securities lending arrangements).

SHAREHOLDER SERVICE POLICIES. Approval of changes to certain shareholder service policies establishing a consistent shareholder experience across the combined RiverSource Group of Funds. Certain of these changes are described below (newly applicable shareholder service policies are set forth in Exhibit C):

Class A at Net Asset Value. Adopt a uniform set of investor classes eligible for waiver of Class A share front-end sales load across RiverSource Group of Funds.

Class A Front-End Sales Load and Breakpoint Structure. Adopt (i) a uniform breakpoint schedule for fixed-income and equity funds, increasing the first and second breakpoint from fixed-income and equity funds, respectively, from 4.5% to 4.75%, and (ii) a uniform dealer reallowance structure, paying out to financial intermediaries a maximum of 2.15% instead of 2.25% at the fourth breakpoint (no impact to shareholders).

Class B Contingent Deferred Sales Charge Waivers. Adopt a uniform set of investor class waivers of CDSC on Class B shares across RiverSource Group of Funds.

Class B Conversion to Class A. Adopt a uniform time horizon for conversion from Class B shares to Class A shares in the month after the eighth year of ownership. For Class B shares sold prior to the change, previous conversion rules apply.

Class C Contingent Deferred Sale Charge Waivers. Adopt a uniform set of investor class waivers of CDSC on Class C shares across RiverSource Group of Funds.

Class R (Re-designated Class R2) Contingent Deferred Sales Charge. Eliminate the CDSC on Class R (re-designated Class R2) shares.

Repurchase Policy. Adopt repurchase policy of 90 days and require that, for Class B shares sold, repurchases will be put into Class A shares at net asset value.


                                       D.1



                       THIS PAGE LEFT BLANK INTENTIONALLY



EXHIBIT E

COMPARISON OF ORGANIZATIONAL DOCUMENTS

This chart highlights material differences between the terms of the Articles of Incorporation, Declaration of Trust and By-Laws of River Source Global Series, Inc., of which RiverSource Global Technology Fund is a series, RiverSource Large Cap Series, Inc., of which each of RiverSource Growth Fund and RiverSource Large Cap Value Fund is a series, RiverSource Strategy Series, Inc., of which each of RiverSource Small Cap Advantage Fund and RiverSource Equity Value Fund is a series, Seligman Global Fund Series, Inc., of which Seligman Global Technology Fund is a series, Seligman Growth Fund, Inc. and Seligman Value Fund Series, Inc., of which Seligman Smaller-Cap Value Fund is a series.

--------------------------------------------------------------------------------------------------
                    RIVERSOURCE GLOBAL SERIES, INC.           SELIGMAN GLOBAL FUND SERIES, INC.
                   RIVERSOURCE LARGE CAP SERIES, INC.             SELIGMAN GROWTH FUND, INC.
                   RIVERSOURCE STRATEGY SERIES, INC.           SELIGMAN VALUE FUND SERIES, INC.
POLICY                  (MINNESOTA CORPORATIONS)                   (MARYLAND CORPORATIONS)
--------------------------------------------------------------------------------------------------
SHAREHOLDER     Under Minnesota law, a shareholder's       Under the Maryland General Corporation
LIABILITY:      liability to the corporation or its        Law ("MGCL"), a stockholder of a
                creditors is limited to paying the         corporation is not obligated to the
                amount agreed to be paid for the shares    corporation or its creditors with
                which the shareholder holds or has         respect to the stock, except to the
                agreed to purchase.                        extent that the subscription price or
                                                           other agreed upon price for the stock
                                                           has not been paid or liability is
                                                           otherwise imposed under the MGCL.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     At all meetings of the shareholders,       On each matter submitted to vote of the
VOTING          each shareholder of record entitled to     stockholders, each holder of a share of
RIGHTS:         vote is entitled to one vote for each      any series or class issued by the
                dollar of net asset value (number of       corporation ("Common Stock") is
                shares owned time net asset value per      entitled to one vote for each share
                share) and each fractional dollar          standing held irrespective of the
                amount is be entitled to a                 series of Common Stock ("Series") and
                proportionate fractional vote.             all shares of all Series will vote as a
                                                           single class ("Single Class Voting");
                Shareholders have the power to vote (i)    except, that (a) as to any matter
                for the election of directors; (ii) on     requiring a separate vote of any Series
                most amendments to the corporation's       by the 1940 Act or would be required
                Articles of Incorporation and on           under the MGCL, the requirements as to
                certain amendments to the corporation's    a separate vote by that Series apply in
                By-Laws; (iii) on certain proposed         lieu of Single Class Voting as
                mergers and exchanges to which the         described above; (b) in the event that
                corporation is a party; (iv) on the        the separate vote requirements referred
                proposed sale of all or substantially      to in (a) above apply with respect to
                all of the corporation's property and      one or more Series, then, subject to
                assets not in the usual and regular        (c) below, the shares of all other
                course of its business; and (v) on the     Series will vote as a single class; and
                proposed dissolution of the                (c) as to any matter which does not
                corporation.                               affect the interest of a particular
                                                           Series, only the holders of shares of
                At all elections of directors, each        the one or more affected Series will be
                shareholder is entitled to as many         entitled to vote. Holders of shares of
                votes equal to the number of dollars of    Common Stock of the corporation are not
                net asset value of shares owned            be entitled to cumulative voting in the
                multiplied by the number of directors      election of Directors or on any other
                to be elected and may cast all of such     matter.
                votes for a single director or may
                distribute them among the number to be     As to any matter with respect to which
                voted for, or any two or more of them.     a separate vote of any class is
                                                           required by the 1940 Act or by MGCL
                The standard form of certifying            (including, without limitation,
                resolution creating rights and             approval of any plan, agreement or
                preferences for series of capital stock    other arrangement relating to
                provides that each share may be voted      expenses), such requirement as to a
                by series (i) as required by the           separate vote by the class applies in
                provisions of the 1940 Act, as amended     lieu of Single Class Voting, and, if
                and all rules and regulations              permitted by the 1940 Act or any rules,
                promulgated thereunder; (ii) when the      regulations or orders thereunder and
                Board determines that a matter affects     MGCL, all classes of a particular
                series in a materially different way;      Series vote together as a single class
                or (iii) when the Board determines a       on any matter that has the same effect
                matter affects only one or some of the     on each class of that Series. As to any
                series.  In addition, under Minnesota      matter that does not affect the
                law, shareholders are entitled to vote     interest of a particular class, only
                as separate series or classes with         the holders of shares of the affected
                respect to certain amendments to the       class are entitled to vote.
                corporation's Articles of Incorporation
                and on certain mergers and exchanges to
                which the corporation is a party.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     Regular shareholder meetings are not       Regular stockholder meetings are not
MEETINGS:       required; however, a majority of           required, unless stockholders are
                directors present at a duly held           required to meet for the purposes of
                meeting may call a regular meeting of      electing directors pursuant to the 1940
                shareholders by fixing the date, time      Act.
                and place for a meeting.
                                                           The chairman of the board, president,
                If a regular meeting of shareholders       chief executive officer or Board of
                has not been held during the               Directors may call a special meeting of
                immediately preceding 15 months, a         the stockholders.
                shareholder or shareholders holding
                three percent or more of the voting        The secretary of the Corporation will
                power of all shares entitled to vote       also call a special meeting of the
                may demand a regular meeting of            stockholders on the written request of
                shareholders by written notice of          stockholders entitled to cast not less
                demand given to the chief executive        than a majority of all the votes
                officer or chief financial officer.        entitled
                Within 30 days after

--------------------------------------------------------------------------------------------------


                                       E.1



--------------------------------------------------------------------------------------------------
                    RIVERSOURCE GLOBAL SERIES, INC.           SELIGMAN GLOBAL FUND SERIES, INC.
                   RIVERSOURCE LARGE CAP SERIES, INC.             SELIGMAN GROWTH FUND, INC.
                   RIVERSOURCE STRATEGY SERIES, INC.           SELIGMAN VALUE FUND SERIES, INC.
POLICY                  (MINNESOTA CORPORATIONS)                   (MARYLAND CORPORATIONS)
--------------------------------------------------------------------------------------------------
                receipt of the demand by one of those      to be cast at such meeting.  Any
                officers, the Board must cause a           stockholder of record seeking to have
                regular meeting of shareholders to be      stockholders request a special meeting
                called and held on notice no later than    must send written notice to the
                90 days after receipt of the demand,       secretary (the "Record Date Request
                all at the expense of the Fund.            Notice") requesting the Board of
                                                           Directors to fix a record date to
                Special meetings of the shareholders       determine the stockholders entitled to
                may be called at any time as provided      request a special meeting (the "Request
                for by the laws of the State of            Record Date").  The Record Date Request
                Minnesota.                                 Notice must state the purpose of the
                                                           meeting and the matters proposed to be
                In addition, a special meeting of          acted on it, signed by one or more
                shareholders may be called at any time     stockholders of record as of the date
                by a shareholder or shareholders           of signature, bear the date of
                holding ten percent or more of the         signature of each such stockholder (or
                voting power of all shares entitled to     their agent) and state all information
                vote, except that a special meeting for    that must be disclosed in solicitations
                the purpose of considering any action      of proxies for election of directors in
                to directly or indirectly facilitate or    an election contest (even if an
                effect a business combination must be      election contest is not involved), or
                called by 25% or more of the voting        is otherwise required, pursuant to
                power of all shares entitled to vote.      Regulation 14A (or any successor
                                                           provision) under the Securities
                                                           Exchange Act of 1934, as amended (the
                                                           "Exchange Act"). Upon receiving the
                                                           Record Date Request Notice, the Board
                                                           of Directors may fix a Request Record
                                                           Date that may not precede and also not
                                                           be more than ten days after the close
                                                           of business on the date on which the
                                                           resolution fixing the Request Record
                                                           Date is adopted by the Board of
                                                           Directors.  If the Board of Directors,
                                                           within ten days after the date on which
                                                           a valid Record Date Request Notice is
                                                           received, fails to adopt a resolution
                                                           fixing the Request Record Date, the
                                                           Request Record Date shall be the close
                                                           of business on the tenth day after the
                                                           first date on which the Record Date
                                                           Request Notice is received by the
                                                           secretary.

                                                           In order for any stockholder to request
                                                           a special meeting, one or more written
                                                           requests for a special meeting signed
                                                           by stockholders of record (or their
                                                           agents) as of the Request Record Date
                                                           entitled to cast not less than a
                                                           majority (the "Special Meeting
                                                           Percentage") of all of the votes
                                                           entitled to be cast at such meeting
                                                           (the "Special Meeting Request") must be
                                                           delivered to the secretary.
                                                           Additionally, the Special Meeting
                                                           Request (a) shall set forth the purpose
                                                           of the meeting and the matters proposed
                                                           to be acted on at it (which is limited
                                                           to the lawful matters set forth in the
                                                           Record Date Request Notice received by
                                                           the secretary), (b) shall bear the date
                                                           of signature of each such stockholder
                                                           (or such agent) signing the Special
                                                           Meeting Request, (c) shall set forth
                                                           the name and address, as they appear in
                                                           the Corporation's books, of each
                                                           stockholder signing such request (or on
                                                           whose behalf the Special Meeting
                                                           Request is signed) and the class,
                                                           series and number of all shares of
                                                           stock of the Corporation which are
                                                           owned by each such stockholder, and the
                                                           nominee holder for, and number of,
                                                           shares owned by such stockholder
                                                           beneficially but not of record, (d)
                                                           shall be sent to the secretary by
                                                           registered mail, return receipt
                                                           requested, and (e) shall be received by
                                                           the secretary within 60 days after the
                                                           Request Record Date. Any stockholder
                                                           requesting a special stock holder
                                                           meeting may revoke his, her or its
                                                           request for a special meeting at any
                                                           time by written revocation delivered to
                                                           the secretary.

                                                           The secretary will inform the
                                                           requesting stockholders of the
                                                           reasonably estimated cost of preparing
                                                           and mailing the notice of meeting
                                                           (including the Corporation's proxy
                                                           materials). The secretary shall not be
                                                           required to call a special meeting upon
                                                           stockholder request and such meeting
                                                           shall not be held unless, in addition
                                                           to the aforementioned documents, the
                                                           secretary receives payment of such
                                                           reasonably estimated cost prior to the
                                                           mailing of any notice of the meeting.

                                                           Any stockholder requested meeting may
                                                           not be more than 90 days after the
                                                           record date for the meeting.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     The holders of at least ten percent        The presence in person or by proxy of
QUORUM:         (10%) of the shares outstanding and        the holders of record of one-third of
                entitled to vote, present in person or     the shares of all Series and classes
                by proxy, constitute a quorum, but the     issued and outstanding and entitled to
                holders of a smaller amount may            vote at a meeting constitute a

--------------------------------------------------------------------------------------------------


                                       E.2



--------------------------------------------------------------------------------------------------
                    RIVERSOURCE GLOBAL SERIES, INC.           SELIGMAN GLOBAL FUND SERIES, INC.
                   RIVERSOURCE LARGE CAP SERIES, INC.             SELIGMAN GROWTH FUND, INC.
                   RIVERSOURCE STRATEGY SERIES, INC.           SELIGMAN VALUE FUND SERIES, INC.
POLICY                  (MINNESOTA CORPORATIONS)                   (MARYLAND CORPORATIONS)
--------------------------------------------------------------------------------------------------
                adjourn without further notice, other      quorum except as otherwise provided by
                than by notice at the time, until a        law or the Articles of Incorporation.
                quorum is secured at any such adjourned    Where the holders of shares of any
                meeting. In case a quorum is not           Series or class are entitled to a
                present, the meeting may be adjourned      separate vote as a Series or class (a
                without notice other than by notice at     "Separate Class") or where the holders
                the meeting. At any adjourned meeting      of shares of two or more (but not all)
                at which a quorum may be present, any      Series or classes are required to vote
                business may be transacted which might     as a single Series or class (a
                have been transacted at the meeting as     "Combined Class"), the presence in
                originally called.                         person or by proxy of the holders of
                                                           one-third of the shares of that
                                                           Separate Class or Combined Class issued
                                                           and outstanding and entitled to vote at
                                                           the meeting constitutes a quorum for
                                                           that vote.

                                                           If a quorum not present or represented
                                                           at the meeting, the holders of a
                                                           majority of the shares present in
                                                           person or by proxy and entitled to vote
                                                           have the power to adjourn the meeting
                                                           without notice other than announcement
                                                           at the meeting, until a quorum is
                                                           present.  If, however, such quorum
                                                           shall not be present at any meeting of
                                                           the stockholders, the stockholders or
                                                           the chairman of the meeting shall have
                                                           the power to adjourn the meeting from
                                                           time to time to a date not more than
                                                           120 days after the original record date
                                                           without notice other than announcement
                                                           at the meeting.  At any adjourned
                                                           meeting at which a quorum may be
                                                           present, any business may be transacted
                                                           which might have been transacted at the
                                                           meeting as originally called.

                                                           The absence from any meeting of
                                                           stockholders of the number of shares in
                                                           excess of one-third of the shares of
                                                           all Series and classes, or of the
                                                           affected Series, class or classes, as
                                                           the case may be, which may be required
                                                           by the laws of the State of Maryland,
                                                           the 1940 Act or any other applicable
                                                           law or the Articles of Incorporation,
                                                           for action upon any given matter will
                                                           not prevent action of such meeting upon
                                                           any other matter or matters which may
                                                           properly come before the meeting, if
                                                           there shall be present thereat, in
                                                           person or by proxy, holders of the
                                                           number of shares required for action in
                                                           respect of such other matter or
                                                           matters. Notwithstanding any provision
                                                           of law requiring any action to be taken
                                                           or authorized by the holders of a
                                                           greater proportion than a majority of
                                                           the shares of all Series and classes or
                                                           of the shares of a particular Series,
                                                           class or classes, as the case may be,
                                                           entitled to vote thereon, such action
                                                           will be valid and effective if taken or
                                                           authorized by the affirmative vote of
                                                           the holders of a majority of the shares
                                                           of all Series and classes or of such
                                                           particular Series, Class or classes, as
                                                           the case may be, outstanding and
                                                           entitled to vote thereon.

                                                           The stockholders present either in
                                                           person or by proxy, at a meeting which
                                                           has been duly called and convened, may
                                                           continue to transact business until
                                                           adjournment, notwithstanding the
                                                           withdrawal of enough stockholders to
                                                           leave less than a quorum.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     An action required or permitted to be      Under the MGCL, if authorized by the
CONSENT:        taken at a shareholder meeting may be      charter of the corporation, the holders
                taken by written action signed, or         of common stock entitled to vote
                consented to by authorized electronic      generally in the election of directors
                communication, by all of the               may take action or consent to any
                shareholders entitled to vote on that      action by delivering a consent in
                action.  Such a written action is not      writing or by electronic transmission
                effective if it is signed or consented     of the stockholders entitled to cast
                to by fewer than all the shareholders      not less than the minimum number of
                entitled to vote on the action.            votes that would be necessary to
                                                           authorize or take the action at a
                                                           stockholders meeting.  The
                                                           corporation's charter does not
                                                           authorize such action; therefore, any
                                                           action required or permitted of
                                                           stockholders must be taken at a
                                                           meeting.
--------------------------------------------------------------------------------------------------
NOTICE TO       In general, shareholders who are           In general, stockholders entitled to
SHAREHOLDERS    entitled to vote at a shareholder          vote at or notice of a stockholder
OF RECORD       meeting must be given notice of the        meeting must be given written notice of
DATE:           meeting at least ten and not more than     at least ten days and not more than 90
                60 days before the meeting.  In certain    days before the meeting.  Unless
                cases, the notice of meeting must          otherwise required by statute, any
                include specified information required     business may be conducted at the annual
                by Minnesota law.                          meeting without being designated in the
                                                           notice.  No business may be transacted
                                                           at a special meeting of

--------------------------------------------------------------------------------------------------


                                       E.3



--------------------------------------------------------------------------------------------------
                    RIVERSOURCE GLOBAL SERIES, INC.           SELIGMAN GLOBAL FUND SERIES, INC.
                   RIVERSOURCE LARGE CAP SERIES, INC.             SELIGMAN GROWTH FUND, INC.
                   RIVERSOURCE STRATEGY SERIES, INC.           SELIGMAN VALUE FUND SERIES, INC.
POLICY                  (MINNESOTA CORPORATIONS)                   (MARYLAND CORPORATIONS)
--------------------------------------------------------------------------------------------------
                The Board can establish a record date      stockholders except as specifically
                for determining the shareholders who       designated in the notice.
                are entitled to vote at a shareholder
                meeting. The record date cannot be more    The Board of Directors may set a record
                than 60 days before the date of the        date for the purpose of determining the
                meeting.                                   stockholders entitled to notice of or
                                                           to vote at a stockholder meeting.  The
                                                           record date cannot be more than 90 days
                                                           or less than 10 days before the date of
                                                           the meeting. Instead of fixing a record
                                                           date, the Board of Directors may close
                                                           the stock transfer books for not more
                                                           than 20 days.  If the stock transfer
                                                           books are closed for this purpose, they
                                                           must be closed for at least ten days
                                                           before the date of the meeting.
--------------------------------------------------------------------------------------------------
SHAREHOLDER     At each shareholder meeting, the polls     A stockholder may cast the votes by the
PROXIES:        may be opened and closed, the proxies      stockholder in person or by proxy
                and ballots may be received and taken      executed by the stockholder or by the
                in charge, and all questions touching      stockholder's duly authorized agent in
                the qualification of voters, the           any manner permitted or not prohibited
                validity of proxies, and acceptances or    by law. The proxy or evidence of
                rejections of votes may be decided by      authorization of the proxy must be
                two (2) inspectors of election.            filed with the secretary of the
                                                           corporation before or at the meeting.
                Minnesota law provides that                No proxy is valid more than eleven
                shareholders can submit proxies in         months after its date unless otherwise
                writing or by telephonic transmission      provided in the proxy.
                or authenticated electronic
                communication.  It also provides that
                the Board can establish procedures
                whereby a record holder can certify in
                writing that another person is the
                beneficial owner of shares, and the
                beneficial owner then can vote the
                shares or appoint a proxy.
--------------------------------------------------------------------------------------------------
DIRECTORS'      The Board, acting without shareholder      The corporation may amend the Articles
POWER TO        approval, can amend the corporation's      of Incorporation if a majority of all
AMEND           Articles of Incorporation to (i) change    the shares outstanding shares entitled
ARTICLES OF     the name of the corporation; (ii)          to vote in favor of the amendment, or
INCORPORATI-    increase or decrease, but not below the    consent in writing to such amendment.
ON:             number of then-outstanding shares, the
                aggregate number of shares the
                corporation has authority to issue,
                including shares of any class or
                series; and (iii) amend or cancel a
                certificate fixing the rights and
                preferences of a class or series of
                shares, but only when no shares of that
                class or series are outstanding.

                In all other cases, the corporation's
                Articles of Incorporation only can be
                amended with the approval of the
                requisite shareholders.
--------------------------------------------------------------------------------------------------
TERMINATION     In order to dissolve a Minnesota           Under the MGCL, a majority of the
OF              corporation, the affirmative vote of a     entire board of directors of the
CORPORATION:    majority of the voting power of all        corporation proposing to dissolve the
                shares entitled to vote is required.       corporation shall (1) adopt a
                In order to discontinue an individual      resolution which declares that
                class or series of shares without          dissolution of the corporation is
                dissolving the corporation, an             advisable; and (2) direct that the
                amendment to the corporation's Articles    proposed dissolution be submitted for
                of Incorporation would be required.  In    consideration at either an annual or a
                order to adopt such an amendment,          special meeting of the stockholders.
                shareholders must approve the amendment    Under the MGCL, unless the
                by the affirmative vote of the greater     corporation's charter provides a lesser
                of (i) a majority of the voting power      proportion of votes, but in no case
                of the shares of that class or series      less than a majority of all votes
                present and entitled to vote or (ii) a     entitled to be cast on the proposal,
                majority of the voting power of the        the proposed dissolution shall be
                minimum number of shares of such class     approved by the stockholders of the
                or series entitled to vote that would      corporation by the affirmative vote of
                constitute a quorum for the transaction    two-thirds of all the votes entitled to
                of business at the meeting (a              be cast on the matter. Each Seligman
                "Minnesota Statutory Vote").               Buying Fund's charter provides that
                                                           notwithstanding any provision of law
                The Board, acting without a shareholder    requiring any action to be taken or
                vote, does not have the power to           authorized by the holders of a greater
                dissolve the corporation or to             proportion than a majority of the
                discontinue an individual class or         shares of all series and classes or of
                series of shares.                          the shares of a particular series,
                                                           class or classes, as the case may be,
                                                           entitled to vote thereon, such action
                                                           shall be valid and effective if taken
                                                           or authorized by the affirmative vote
                                                           of the holders of a majority of the
                                                           shares of all series and classes or of
                                                           such particular series, class or
                                                           classes, as the case may be,
                                                           outstanding and entitled to vote
                                                           thereon.
--------------------------------------------------------------------------------------------------
MERGER OR       In most cases, any merger or exchange      Under the MGCL, unless the
CONSOLIDATI-    in which a Minnesota corporation is not    corporation's charter provides a lesser
ON OF           the continuing entity, and any sale of     proportion of votes, but in no case
CORPORATION:    all or substantially all of the            less than a majority of all votes
                corporation's property and assets not      entitled to be cast on the proposal,
                in the usual and regular course of its     any consolidation, merger, share
                business, requires the affirmative vote    exchange, or transfer requires the
                of a majority of the voting power of       affirmative vote of two-thirds of all
                all shares entitled to vote.               the votes entitled to be cast on the
                                                           matter. Each Seligman Buying Fund's
                                                           charter provides that

--------------------------------------------------------------------------------------------------


                                       E.4



--------------------------------------------------------------------------------------------------
                    RIVERSOURCE GLOBAL SERIES, INC.           SELIGMAN GLOBAL FUND SERIES, INC.
                   RIVERSOURCE LARGE CAP SERIES, INC.             SELIGMAN GROWTH FUND, INC.
                   RIVERSOURCE STRATEGY SERIES, INC.           SELIGMAN VALUE FUND SERIES, INC.
POLICY                  (MINNESOTA CORPORATIONS)                   (MARYLAND CORPORATIONS)
--------------------------------------------------------------------------------------------------
                                                           notwithstanding any provision of law
                Any sale of the assets belonging to an     requiring any action to be taken or
                individual series of shares of a           authorized by the holders of a greater
                Minnesota corporation in exchange for      proportion than a majority of the
                shares of another corporation or trust     shares of all series and classes or of
                or shares of another series of the         the shares of a particular series,
                corporation, while leaving other series    class or classes, as the case may be,
                of the corporation outstanding, would      entitled to vote thereon, such action
                require an amendment to the                shall be valid and effective if taken
                corporation's Articles of                  or authorized by the affirmative vote
                Incorporation.  In order to adopt such     of the holders of a majority of the
                an amendment, shareholders of that         shares of all series and classes or of
                series would have to approve the           such particular series, class or
                amendment by a Minnesota Statutory         classes, as the case may be,
                Vote.                                      outstanding and entitled to vote
                                                           thereon.

                                                           A stockholder who has not received
                                                           payment for his stock in connection
                                                           with a merger, consolidation, share
                                                           exchange or transfer may petition a
                                                           court of equity in the county where the
                                                           principal office of the corporation is
                                                           located or where the resident agent of
                                                           the successor is located, for an
                                                           appraisal to determine the fair value
                                                           of the stock.
--------------------------------------------------------------------------------------------------
REMOVAL OF      Under Minnesota law, the Board can         Under the MGCL, stockholders of the
DIRECTORS:      remove a director by a majority vote of    corporation may remove any director,
                the remaining directors, but only if       with or without cause, by the
                the director was appointed by the Board    affirmative vote of a majority of all
                to fill a vacancy and has not              the votes entitled to be cast generally
                subsequently been elected by               for the election of directors.
                shareholders.

                In all other cases, a director can only
                be removed by shareholder vote.  In
                general, such removal requires the
                affirmative vote of the holders of a
                majority of the voting power of all
                shares entitled to vote at an election
                of directors. However, where a
                corporation has cumulative voting (as
                do the Funds), unless the entire Board
                is removed simultaneously, a director
                is not removed from the Board if there
                are cast against removal of the
                director the votes of a proportion of
                the voting power sufficient to elect
                the director at an election of the
                entire Board under cumulative voting.
--------------------------------------------------------------------------------------------------
DIRECTOR        From time to time the Board may, by        The Board of Directors may appoint from
COMMITTEES:     resolution passed by a majority of the     among its members an Executive
                whole Board, appoint any other             Committee, an Audit Committee, a Board
                committee or committees for any purpose    Operations Committee, a Nominating
                or purposes, which committee or            Committee and other committees,
                committees will have such powers as        composed of one or more directors. Any
                specified in the resolution of             director may give notice to the Board
                appointment.                               of Directors at any time of his or her
                                                           resignation from any committee on which
                The corporation's By-Laws provide that     he or she serves.
                the Board may, by resolution passed by
                a majority of the whole Board,             The Board of Directors may delegate to
                designate an Executive Committee of two    committees appointed pursuant to the
                or more directors, which may meet at       Articles of Incorporation any of the
                stated times or on notice to all by any    powers of the Board of Directors,
                of their number during intervals           except as prohibited by law.
                between meetings of the Board.  The
                Executive Committee will advise with       Any action required or permitted to be
                and aid the officers of the Fund in all    taken at any meeting of a committee of
                matters concerning its interests and       the Board of Directors may be taken
                the management of its business, and        without a meeting, if a consent to such
                generally perform such duties and          action in writing or by electronic
                exercise such powers as may be             transmission is given by each member of
                delegated to it from time to time by       the committee and filed with the
                the Board.                                 minutes of proceedings of such
                                                           committee.
                The Board also may, by resolution
                passed by a majority of the whole          Subject to the previous sections, the
                Board, appoint any other committee or      Board of Directors has the power at any
                committees for any purpose or purposes,    time to change the membership of any
                which committee or committees will have    committee, to fill all vacancies, to
                such powers as specified in the            designate alternate members to replace
                resolution of appointment.  The quorum     any absent or disqualified member or to
                for such committee established by the      dissolve any such committee. Subject to
                Board is two members regardless of the     the power of the Board of Directors,
                number of members serving on the           the members of a committee have the
                committee.  Under Minnesota law, the       power to fill any vacancies on such
                members of such other committees do not    committee.
                need to be directors.
--------------------------------------------------------------------------------------------------
DIRECTOR        The corporation's Articles or              The Fund's Articles of Incorporation
LIABILITY:      Incorporation provide that, to the full    provide that a director or officer of
                extent permitted by the laws of the        the corporation will not be liable to
                State of Minnesota, as now existing or     the corporation or its stockholders for
                hereafter amended, no director of the      monetary damages for breach of
                Fund will be liable to the Fund or to      fiduciary duty as a director or
                its shareholders for monetary damages      officer, except to the extent such
                for breach of fiduciary duty as a          exemption from liability or limitation
                director but such limit on liability       thereof is not permitted by law
                will be permitted by only to the extent    (including the 1940 Act).
                allowable under the provisions of the
                1940 Act.                                  Under the MGCL, the foregoing provision
                                                           is not effective to eliminate a
                                                           director's personal

--------------------------------------------------------------------------------------------------


                                       E.5



--------------------------------------------------------------------------------------------------
                    RIVERSOURCE GLOBAL SERIES, INC.           SELIGMAN GLOBAL FUND SERIES, INC.
                   RIVERSOURCE LARGE CAP SERIES, INC.             SELIGMAN GROWTH FUND, INC.
                   RIVERSOURCE STRATEGY SERIES, INC.           SELIGMAN VALUE FUND SERIES, INC.
POLICY                  (MINNESOTA CORPORATIONS)                   (MARYLAND CORPORATIONS)
--------------------------------------------------------------------------------------------------
                Under Minnesota law, the foregoing         liability to the Funds or its
                provision is not effective to eliminate    shareholders for, among other things,
                a director's personal liability to the     any act or omission of the director
                Funds or its shareholders for, among       that was material to the matter giving
                other things, (i) any breach of the        rise to a threatened, pending or
                director's duty of loyalty to the          completed action, suit or proceeding,
                corporation or its shareholders; (ii)      whether civil, criminal,
                acts or omissions not in good faith or     administrative, or investigative
                that involve intentional misconduct or     ("Proceeding"), and (1) was committed
                knowing violation of law; or (iii) any     in bad faith; or (2) was the result of
                transaction from which the director        active and deliberate dishonesty; or
                derived an improper personal benefit.      (ii) the director actually received an
                                                           improper personal benefit in money,
                                                           property, or services; or (iii) in the
                                                           case of any criminal proceeding, the
                                                           director had reasonable cause to
                                                           believe that the act or omission was
                                                           unlawful.

                                                           Under the MGCL, the charter of a
                                                           Maryland corporation may include any
                                                           provision expanding or limiting the
                                                           liability of its directors to the
                                                           corporation or its stockholders for
                                                           money damages, but may not include any
                                                           provision that restricts or limits the
                                                           liability of its directors to the
                                                           corporation or its stockholders: (A) to
                                                           the extent that it is proved that the
                                                           person actually received an improper
                                                           benefit or profit in money, property,
                                                           or services for the amount of the
                                                           benefit or profit in money, property,
                                                           or services actually received; or (B)
                                                           to the extent that a judgment or other
                                                           final adjudication adverse to the
                                                           person is entered in a proceeding based
                                                           on a finding in the proceeding that the
                                                           person's action, or failure to act, was
                                                           the result of active and deliberate
                                                           dishonesty and was material to the
                                                           cause of action adjudicated in the
                                                           proceeding.
--------------------------------------------------------------------------------------------------
DIRECTOR        Under Minnesota law, a corporation is      The corporation will indemnify to the
INDEMNIFICA-    required to indemnify and advance          fullest extent permitted by law any
TION:           expenses to present and former             person made or threatened to be made a
                directors against judgments, penalties,    party to any action, suit or
                fines, settlements and reasonable          proceeding, whether criminal, civil,
                expenses, including attorneys' fees and    administrative or investigative, by
                disbursements, if they are made parties    reason of the fact that such person is
                to a legal proceeding by virtue of         or was a director, officer or employee
                their position as directors.  However,     of the corporation or serves or served
                indemnification and advances are not       at the request of the corporation any
                required or permitted if a director        other enterprise as a director, officer
                engaged in specified disabling conduct.    or employee. To the fullest extent
                                                           permitted by law, expenses incurred by
                The corporation's Articles of              any such person in defending any such
                Incorporation and By-Laws provide that     action, suit or proceeding will be paid
                each person made or threatened to be       or reimbursed by the corporation
                made a party to or who is involved         promptly, provided that such person
                (including, without limitation, as a       agrees to repay such expenses if it is
                witness) in any actual or threatened       ultimately determined that such person
                action, suit or proceeding whether         is not entitled to be indemnified by
                civil, criminal, administrative,           the corporation. The Articles of
                arbitration, or investigative,             Incorporation may not be amended to
                including a proceeding by or in the        adversely affect this protection. These
                right of the Fund by reason of the         provisions do not waive compliance with
                former or present capacity as a            the Securities Act of 1933 or the 1940
                director or officer of the Fund or who,    Act or other valid rule, regulation or
                while a director or officer of the         order of the SEC.
                Fund, is or was serving at the request
                of the Fund or whose duties as a           Under the MGCL, a corporation may
                director or officer involve or involved    indemnify a director made a party to
                service as a director, officer,            any Proceeding by reason of service in
                partner, trustee or agent of another       that capacity unless found liable under
                organization or employee benefit plan,     provisions (1) and (2) under "Director/
                whether the basis of any proceeding is     Trustee Liability".  Indemnification
                alleged action in an official capacity     may be against judgments, penalties,
                or in any capacity while serving as a      fines, settlements, and reasonable
                director, officer, partner, trustee or     expenses actually incurred by the
                agent, will be indemnified and held        director in connection with the
                harmless by the Fund to the full extent    proceeding. However, if the proceeding
                authorized by the Minnesota Business       was one by or in the right of the
                Corporation Act, as the same or may        corporation, indemnification may not be
                hereafter be amended (but, in the case     made in respect of any proceeding in
                of any such amendment, only to the         which the director shall have been
                extent that such amendment permits the     adjudged to be liable to the
                Fund to provide broader indemnification    corporation.
                rights than the law permitted the Fund
                to provide prior to such amendment), or    The Corporation's By-Laws provide to
                by any other applicable law as then in     the maximum extent permitted by
                effect, against judgments, penalties,      Maryland law, as in effect from time to
                fines including, without limitation,       time, the Corporation shall indemnify
                excise taxes assessed against the          and, without requiring a preliminary
                person with respect to an employee         determination of the ultimate
                benefit plan, settlements and              entitlement to indemnification, shall
                reasonable expenses, including             pay or reimburse reasonable expenses in
                attorneys' fees and disbursements,         advance of final disposition of a
                incurred in connection therewith and       proceeding to (a) any individual who is
                the indemnification will continue as to    a present or former director or officer
                any person who has ceased to be a          of the Corporation and who is made, or
                director or officer and will inure to      threatened to be made, a party to the
                the benefit of the person's heirs,         proceeding by reason of his or her
                executors and administrators provided,     service in any such capacity or (b) any
                however, in an action brought against      individual who, while a director or
                the Fund to enforce rights to              officer of the Corporation and at the
                indemnification, the director or           request of the Corporation, serves or
                officer will be indemnified only if the    has served as a director, officer,
                action was authorized by the Board of      partner or trustee of another
                the Fund. The right to indemnification     corporation, or a real estate
                conferred by these provisions is a         investment trust, partnership, joint
                contract right and includes the right      venture, trust, employee benefit
                to be paid by the Fund in advance of
                the final disposition of a proceeding
                for expenses incurred in

--------------------------------------------------------------------------------------------------


                                       E.6



--------------------------------------------------------------------------------------------------
                    RIVERSOURCE GLOBAL SERIES, INC.           SELIGMAN GLOBAL FUND SERIES, INC.
                   RIVERSOURCE LARGE CAP SERIES, INC.             SELIGMAN GROWTH FUND, INC.
                   RIVERSOURCE STRATEGY SERIES, INC.           SELIGMAN VALUE FUND SERIES, INC.
POLICY                  (MINNESOTA CORPORATIONS)                   (MARYLAND CORPORATIONS)
--------------------------------------------------------------------------------------------------
                connection therewith provided, however,    plan or other enterprise and who is
                such payment of expenses will be made      made, or threatened to be made, a party
                only upon receipt of a written             to the proceeding by reason of his or
                undertaking by the director or officer     her service in any such capacity.  The
                to repay all amounts so paid if it is      Corporation may, with the approval of
                ultimately determined that the director    its Board of Directors or any duly
                or officer is not entitled to              authorized committee thereof, provide
                indemnification.                           such indemnification and advance for
                                                           expenses to a person who served a
                Each person who upon written request to    predecessor of the Corporation in any
                the Funds has not received payment         of the capacities described in (a) or
                within thirty days may at any time         (b) above and to any employee or agent
                thereafter bring suit against the Funds    of the Corporation or a predecessor of
                to recover any unpaid amount and, to       the Corporation.  The termination of
                the extent successful, in whole or in      any claim, action, suit or other
                part, will be entitled to be paid the      proceeding involving any person, by
                expenses of prosecuting such suit.         judgment, settlement (whether with or
                Each person will be presumed to be         without court approval) or conviction
                entitled to indemnification upon filing    or upon a plea of guilty or nolo
                a written request for payment and the      contendere, or its equivalent, shall
                Fund will have the burden of proof to      not create a presumption that such
                overcome the presumption that the          person did not meet the standards of
                director or officer is not so entitled.    conduct required for indemnification or
                Neither the determination by the Fund,     payment of expenses to be required or
                whether by the Board of Directors,         permitted under Maryland law, the By-
                special legal counsel or by                laws or the charter of the Corporation.
                shareholder, nor the failure of the        Any indemnification or advance of
                Fund to have made any determination        expenses made pursuant to the By-laws
                will be a defense or create the            shall be subject to applicable
                presumption that the director or           requirements of the 1940 Act.  The
                officer is not entitled to                 indemnification and payment of expenses
                indemnification.                           provided in the Bylaws shall not be
                                                           deemed exclusive of or limit in any way
                The right to indemnification and to the    other rights to which any person
                payment of expenses prior to any final     seeking indemnification or payment of
                determination will not be exclusive of     expenses may be or may become entitled
                any other right which any person may       under any bylaw, regulation, insurance,
                have or hereinafter acquire under any      agreement or otherwise.
                statute, provision of the Articles of
                Incorporation, by-law, agreement, vote
                of shareholders or otherwise and
                notwithstanding any provisions in the
                Funds' By-Laws, the Funds are not
                obligated to make any payment with
                respect to any claim for which payment
                is required to be made to or on behalf
                of the director or officer under any
                insurance policy, except with respect
                to any excess beyond the amount of
                required payment under such insurance
                and no indemnification will be made in
                violation of the provisions of the 1940
                Act.
--------------------------------------------------------------------------------------------------
DIVIDENDS:      The corporation's Articles of              The Board of Directors may declare and
                Incorporation provide that the             pay dividends and distributions from
                directors may declare and pay dividends    income and capital gains, accrued or
                in their discretion at any time and        unrealized, from the assets belonging
                from time to time to the extent and        to a Series, at such times and in such
                from such sources as permitted by the      manner as they may determine in their
                laws of the State of Minnesota.  Under     discretion.
                Minnesota law, the Board can authorize
                a dividend if it determines that the       Dividends and distributions on shares
                corporation will be able to pay its        of a particular Series may be paid to
                debts in the ordinary course of            the holders of shares of the Series at
                business after paying the dividend.        such times, in such manner and from
                                                           such of the income and capital gains,
                                                           accrued or realized, from the assets
                                                           belonging to that Series, after
                                                           providing for actual and accrued
                                                           liabilities belonging to that Series,
                                                           as the Board of Directors may
                                                           determine.

                                                           Dividends and other distributions upon
                                                           the stock of the corporation may be
                                                           authorized by the Board of Directors,
                                                           subject to the provisions of law and
                                                           the charter of the corporation.
                                                           Dividends and other distributions may
                                                           be paid in cash, property or stock of
                                                           the corporation, subject to the
                                                           provisions of law and the charter.
--------------------------------------------------------------------------------------------------
CAPITALIZAT-    The corporation's Articles of              The Board of Directors has power and
ION:            Incorporation authorize the issuance of    authority to increase or decrease, from
                up to 10,000,000,000 shares of stock       time to time, the aggregate number of
                par value of one cent ($0.01) per          shares of stock, or of any Series or
                share.  The Board can authorize the        class of stock, that the corporation
                issuance of shares in such classes or      has the authority to issue.
                series with such designations,
                preferences and relative,                  Except as noted below, the total number
                participating, optional or other           of shares of capital stock of all
                special rights, or qualifications,         Series and classes which each of
                limitations or restrictions thereof, as    Seligman Global Fund Series, Inc. and
                is stated and expressed in a resolution    Seligman Value Fund Series, Inc. has
                or resolutions establishing the class      authority to issue is 2,000,000,000
                or series. The Board can, without          shares ("shares") of the par value of
                shareholder approval, increase or          $.001 per share, having an aggregate
                decrease the total number of authorized    par value of $2,000,000.
                shares, or the authorized shares of a
                class or series, in the manner and to      With respect to Seligman Growth Fund,
                the extent set forth under "Director       Inc., the total number of shares of
                power to Amend Articles of                 capital stock of all
                Incorporation" above.

--------------------------------------------------------------------------------------------------


                                       E.7



--------------------------------------------------------------------------------------------------
                    RIVERSOURCE GLOBAL SERIES, INC.           SELIGMAN GLOBAL FUND SERIES, INC.
                   RIVERSOURCE LARGE CAP SERIES, INC.             SELIGMAN GROWTH FUND, INC.
                   RIVERSOURCE STRATEGY SERIES, INC.           SELIGMAN VALUE FUND SERIES, INC.
POLICY                  (MINNESOTA CORPORATIONS)                   (MARYLAND CORPORATIONS)
--------------------------------------------------------------------------------------------------
                                                           classes which the corporation has
                                                           authority to issue is 500,000,000
                                                           shares of capital stock (par value
                                                           $1.00 per share), amounting to an
                                                           aggregate par value of $500,000,000.
--------------------------------------------------------------------------------------------------
NUMBER OF       The corporation's Articles of              The number of directors will never be
DIRECTORS       Incorporation require there to be at       less than the greater of three and the
AND             least two and not more than fifteen        minimum number required by the MGCL,
VACANCIES:      directors, as determined from time to      nor more than 20, and the tenure of a
                time by the Board. If a vacancy occurs     directorship will not be affected by
                on the Board by reason of death,           any decrease in the number of
                resignation or otherwise, such vacancy     directors.
                may be filled for the unexpired term by
                a majority vote of the remaining           Any vacancy occurring in the Board of
                directors, even if the remaining number    Directors for any cause other than by
                of directors is less than a quorum.        reason of an increase in the number of
                                                           directors may be filled by a majority
                                                           of the remaining members of the Board
                                                           of Directors, even if such majority is
                                                           less than a quorum. Any vacancy
                                                           occurring by reason of an increase in
                                                           the number of directors may be filled
                                                           by a majority of the entire Board of
                                                           Directors then in office. A director
                                                           elected by the Board of Directors to
                                                           fill a vacancy will be elected to hold
                                                           office until the next annual meeting of
                                                           stockholders and until his or her
                                                           successor is elected and qualifies.
--------------------------------------------------------------------------------------------------
INDEPENDENT     The corporation's By-Laws require the      The Articles of Incorporation and By-
CHAIR OF THE    Board to elect one independent member      Laws do not require an independent
BOARD:          to serve as Chair of the Board whose       chair of the Board of Directors.
                duties include serving as the lead
                independent director.
--------------------------------------------------------------------------------------------------
INSPECTION      Minnesota law requires the corporation     A stockholder with the right, under
OF BOOKS AND    (each Fund) to keep (i) a share            applicable law, to inspect the
RECORDS:        register containing the names and          corporation's books of account, stock
                addresses of its shareholders and the      ledger, or other specified documents of
                number and classes of shares held by       the corporation has no right to make an
                each; (ii) records of all proceedings      inspection if the Board of Directors
                of shareholders for the last three         determines that the stockholder has an
                years; (iii) records of all proceedings    improper purpose for requesting the
                of the Board for the last three years;     inspection.
                (iv) its Articles of Incorporation and
                By-Laws, as amended; (v) certain           The books of the corporation may be
                financial statements that Minnesota law    kept (subject to any provisions
                requires that the corporation (each        contained in applicable statutes)
                Fund) to prepare; (vi) all reports to      outside the State of Maryland at any
                shareholders generally within the last     place designated by the Board of
                three years; and (vii) a statement of      Directors or in the By-Laws of the
                the names and usual business addresses     corporation
                of its directors and principal
                officers. The Fund's shareholders and
                beneficial owners have the right, upon
                written demand stating the purpose, at
                any reasonable time to examine and copy
                those records which are reasonably
                related to the stated purpose, provided
                that the stated purpose is reasonably
                related to the person's interest as a
                shareholder or beneficial owner.
--------------------------------------------------------------------------------------------------




                                       E.8




PROXY                          RIVERSOURCE(R) FUNDS                        PROXY
                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 2, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARDS OF DIRECTORS OF THE RIVERSOURCE FUND(S) LISTED BELOW.

The undersigned hereby constitutes and appoints Stephen R. Lewis, Jr., Scott R. Plummer and Christopher O. Petersen, and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of the RiverSource Fund(s) listed below held of record by the undersigned on April 3, 2009 at the Joint Special Meeting of Shareholders to be held on June 2, 2009 (the Meeting), and at any adjournment thereof. The undersigned hereby revokes any previous proxies with respect to such shares of the undersigned.

THIS PROXY CARD, WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER(S), AND, IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF, INCLUDING, BUT NOT LIMITED TO, PROPOSING AND/OR VOTING ON ADJOURNMENT OF THE MEETING WITH RESPECT TO THE PROPOSAL(S), INCLUDING, BUT NOT LIMITED TO, IN THE EVENT THAT SUFFICIENT VOTES IN FAVOR OF ANY PROPOSAL ARE NOT RECEIVED. IF THIS PROXY CARD IS SIGNED, DATED AND RETURNED WITH NO VOTING INSTRUCTION INDICATED AS TO THE PROPOSAL(S) ON WHICH SHARES REPRESENTED BY THE UNDERSIGNED ARE ENTITLED TO VOTE, SUCH SHARES SHALL BE VOTED FOR THE PROPOSAL(S).

                                     VOTE VIA TELEPHONE:  1-866-241-6192

                                     VOTE VIA THE INTERNET: WWW.PROXY-DIRECT.COM

                                     999 9999 9999 999
                                                         -----------------------

                                     NOTE: Please sign exactly as your name
                                     appears on this Proxy Card and date it. If signing for estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                     -------------------------------------------
                                     Signature


                                     -------------------------------------------
                                     Additional Signature (if held jointly)

                                     -------------------------------------------
                                     Date                       RSF_19829_021109

FUND                                 FUND
----                                 ----

RiverSource Global Technology Fund   RiverSource Growth Fund
RiverSource Large Cap Value Fund     RiverSource Small Cap Advantage Fund

                                 VOTING OPTIONS

           READ YOUR PROXY STATEMENT AND HAVE IT AT HAND WHEN VOTING.

            (GRAPHIC)                    (GRAPHIC)                   (GRAPHIC)                      (GRAPHIC)
      VOTE ON THE INTERNET             VOTE BY PHONE               VOTE BY MAIL                  VOTE IN PERSON
           LOG ON TO:               CALL 1-866-241-6192   VOTE, SIGN AND DATE THIS PROXY   ATTEND SHAREHOLDER MEETING
      WWW.PROXY-DIRECT.COM          FOLLOW THE RECORDED       CARD AND RETURN IN THE             MARQUETTE HOTEL
FOLLOW THE ON-SCREEN INSTRUCTIONS      INSTRUCTIONS            POSTAGE-PAID ENVELOPE            710 MARQUETTE AVE
       AVAILABLE 24 HOURS           AVAILABLE 24 HOURS                                        MINNEAPOLIS, MN 55402
                                                                                                 ON JUNE 2, 2009



PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY CARD CONTAINS PROPOSALS RELATING TO MULTIPLE FUNDS. IF YOU DO NOT OWN SHARES OF A FUND, "NOT APPLICABLE" IS NOTED UNDER THAT PROPOSAL. YOU ARE ONLY PERMITTED TO VOTE ON PROPOSALS OF FUND(S) FOR WHICH YOU OWN SHARES. IF YOU DO NOT INDICATE YOUR VOTING INSTRUCTION FOR THE PROPOSALS THAT YOU ARE ENTITLED TO VOTE, YOUR PROXY WILL BE VOTED FOR EACH SUCH PROPOSAL THAT YOU ARE ENTITLED TO VOTE.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. EXAMPLE: [X]

[ ] Mark this box, to vote FOR ALL Proposals of fund(s) for which you own shares. (No other vote is necessary.)

1. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE GLOBAL TECHNOLOGY FUND AND SELIGMAN GLOBAL TECHNOLOGY FUND.

                                            FOR   AGAINST   ABSTAIN

     RiverSource Global Technology Fund     [ ]     [ ]       [ ]

2. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE GROWTH FUND AND SELIGMAN GROWTH FUND.

                                            FOR   AGAINST   ABSTAIN

     RiverSource Growth Fund                [ ]     [ ]       [ ]

3. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE LARGE CAP VALUE FUND AND RIVERSOURCE EQUITY VALUE FUND.

                                            FOR   AGAINST   ABSTAIN

     RiverSource Large Cap Value Fund       [ ]     [ ]       [ ]

4. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN RIVERSOURCE SMALL CAP ADVANTAGE FUND AND SELIGMAN SMALLER-CAP VALUE FUND.

                                            FOR   AGAINST   ABSTAIN

     RiverSource Small Cap Advantage Fund   [ ]     [ ]       [ ]



     IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE
                                RIVERSOURCE FUNDS
                 SHAREHOLDER MEETING TO BE HELD ON JUNE 2, 2009.
              THE PROXY STATEMENT FOR THIS MEETING IS AVAILABLE AT
                      HTTPS://WWW.PROXY-DIRECT.COM/RFS19829

   EVERY VOTE IS IMPORTANT! PLEASE VOTE TODAY USING ONE OF THE FOUR AVAILABLE
                                    OPTIONS!
                                RSF_19829_021109



                       RIVERSOURCE GLOBAL TECHNOLOGY FUND
                             RIVERSOURCE GROWTH FUND
                        RIVERSOURCE LARGE CAP VALUE FUND
                      RIVERSOURCE SMALL CAP ADVANTAGE FUND

                                      LOGO
                                                                   April 4, 2009

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED COMBINED PROXY STATEMENT/PROSPECTUS.

Q:   WHY AM I BEING ASKED TO VOTE?

Mutual funds are required to get shareholders' approval for certain kinds of changes, like the reorganizations proposed in this combined proxy statement/prospectus.

Q:   IS MY VOTE IMPORTANT?

Absolutely! While the Board of Directors (the "Board") of each Fund listed above has reviewed these reorganizations and recommends that you approve them, you have the right to voice your opinion. Until a Fund is sure that a quorum has been reached, it will continue to contact shareholders asking them to vote.

Q:   WHAT AM I BEING ASKED TO VOTE ON?

Shareholders are being asked to vote on:

- The reorganization (a "Reorganization") of one or more RiverSource Funds (each a "Selling Fund" and together, the "Selling Funds") into corresponding Seligman Funds or the corresponding RiverSource Fund (each a "Buying Fund" and together, the "Buying Funds") as noted in the table below:

SELLING FUND                                   BUYING FUND
RiverSource Global Technology Fund             Seligman Global Technology Fund
RiverSource Growth Fund                        Seligman Growth Fund, Inc.
RiverSource Large Cap Value Fund               RiverSource Equity Value Fund
RiverSource Small Cap Advantage Fund           Seligman Smaller-Cap Value Fund


  If the Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, your shares of the Selling Fund will, in effect, be converted into shares of the corresponding Buying Fund with the same aggregate net asset value as your Selling Fund shares at the time of the Reorganization. (Selling Funds and Buying Funds may be individually or collectively referred to as a "Fund" or the "Funds.")

We encourage you to read the full text of the combined proxy statement/prospectus to obtain a more detailed understanding of the issues.

Q:   WHY ARE THE REORGANIZATIONS BEING PROPOSED?

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. and the investment manager of the Funds, recently purchased all of the outstanding capital stock of J. & W. Seligman & Co. Incorporated ("Seligman"), the former investment manager of the Seligman Funds, and became the investment manager of each of the Seligman Funds. In connection with the purchase of Seligman, the RiverSource Group of Funds now includes funds branded "Seligman" as well as funds branded "RiverSource". RiverSource Investments has proposed that the Selling Funds be reorganized into the Buying Funds. The Reorganization of each Selling Fund into the corresponding Buying Fund would result in a larger combined fund with the same or similar investment objectives, principal investment strategies and fundamental investment policies, which will allow for more focused distribution, potentially increasing sales of and economies of scale in the combined fund.

Q:   IF APPROVED, WHEN WILL THE REORGANIZATIONS HAPPEN?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close before the end of the third quarter of 2009.



Q:   HOW DOES THE BOARD RECOMMEND THAT I VOTE?

After careful consideration, the Board of each Selling Fund recommends that you vote FOR the Reorganization of your Selling Fund.

Q:   HOW DO I VOTE?

You can vote in one of four ways:

-  By telephone

-  By internet

-  By mail with the enclosed proxy card

-  In person at the meeting

Please refer to the enclosed proxy card for the telephone number and internet address.

Q:   WHOM SHOULD I CALL IF I HAVE QUESTIONS?

If you have questions about any of the proposals described in the combined proxy statement/prospectus or about voting procedures, please call the Funds' proxy solicitor, Computershare Fund Services, toll free at (866) 438-8932.





                       STATEMENT OF ADDITIONAL INFORMATION



                        RIVERSOURCE STRATEGY SERIES, INC.

                          RiverSource Equity Value Fund



                        SELIGMAN GLOBAL FUND SERIES, INC.

                         Seligman Global Technology Fund



                           SELIGMAN GROWTH FUND, INC.



                        SELIGMAN VALUE FUND SERIES, INC.

                         Seligman Smaller-Cap Value Fund



                                  APRIL 4, 2009

This Statement of Additional Information ("SAI") incorporates by reference the following described Buying and Selling Fund documents, each of which has been previously filed and accompanies this SAI.

1. Seligman Global Technology Fund's most recent annual report, for the period ended Oct. 31, 2008;

2. Seligman Global Technology Fund's most recent SAI, dated March 3, 2008, as amended;

3. RiverSource Global Technology Fund's most recent annual report, for the period ended Oct. 31, 2008;

4. Seligman Growth Fund, Inc.'s most recent annual report, for the period ended Dec. 31, 2008;

5.  Seligman Growth Fund's most recent SAI, dated May 1, 2008, as amended;

6. RiverSource Growth Fund's most recent annual report, for the period ended July 31, 2008, and the most recent semiannual report, for the period ended Jan. 31, 2009;

7. Seligman Smaller-Cap Value Fund's most recent annual report, for the period ended Dec. 31, 2008;

8. Seligman Smaller-Cap Value Fund's most recent SAI, dated May 1, 2008, as amended;

9. RiverSource Small Cap Advantage Fund's most recent annual report, for the period ended March 31, 2008, and the most recent semiannual report, for the period ended Sept. 30, 2008; and

10. The most recent SAI for RiverSource Equity Value Fund, RiverSource Global Technology Fund, RiverSource Growth Fund, RiverSource Large Cap Equity Fund and RiverSource Small Cap Advantage Fund, dated April 1, 2009.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by contacting your Fund's proxy solicitor, Computer Share Fund Services, toll free at (866) 438-8932.

In accordance with Securities and Exchange Commission requirements, pro forma financial statements are not included for RiverSource Equity Value Fund, since the net asset value of the Selling Fund is less than 10% of the net asset value of the Buying Fund.



TABLE OF CONTENTS

SELIGMAN GLOBAL TECHNOLOGY FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Merger..........................................     3
  Pro Forma Combining Statement of Assets and Liabilities.......................     4
  Pro Forma Combining Statement of Operations...................................     5
  Notes to Pro Forma Financial Statements.......................................     6
  Combined Portfolio of Investments.............................................     8
SELIGMAN GROWTH FUND, INC. PRO FORMA FINANCIALS
  Introduction to Proposed Fund Merger..........................................    11
  Pro Forma Combining Statement of Assets and Liabilities.......................    12
  Pro Forma Combining Statement of Operations...................................    13
  Notes to Pro Forma Financial Statements.......................................    14
  Combined Portfolio of Investments.............................................    16
SELIGMAN SMALLER-CAP VALUE FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Merger..........................................    21
  Pro Forma Combining Statement of Assets and Liabilities.......................    22
  Pro Forma Combining Statement of Operations...................................    23
  Notes to Pro Forma Financial Statements.......................................    24
  Combined Portfolio of Investments.............................................    26




                                        2



SELIGMAN GLOBAL TECHNOLOGY FUND (BUYING FUND)

RIVERSOURCE GLOBAL TECHNOLOGY FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND MERGER

Oct. 31, 2008

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending Oct. 31, 2008. These statements have been derived from financial statements prepared for Seligman Global Technology Fund and RiverSource Global Technology Fund as of Oct. 31, 2008. Seligman Global Technology Fund invests primarily in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. RiverSource Global Technology Fund invests primarily in equity securities of companies in the information technology industry throughout the world.

Under the proposed Agreement and Plan of Reorganization, share classes of RiverSource Global Technology Fund would be exchanged for share classes of Seligman Global Technology Fund.

                SELLING FUND                                   BUYING FUND
------------------------------------------------------------------------------------------
RiverSource Global Technology Fund Class A     Seligman Global Technology Fund Class A
------------------------------------------------------------------------------------------
RiverSource Global Technology Fund Class B     Seligman Global Technology Fund Class B
------------------------------------------------------------------------------------------
RiverSource Global Technology Fund Class C     Seligman Global Technology Fund Class C
------------------------------------------------------------------------------------------
RiverSource Global Technology Fund Class I     Seligman Global Technology Fund Class I(1)
------------------------------------------------------------------------------------------
RiverSource Global Technology Fund Class R4    Seligman Global Technology Fund Class R4(1)
------------------------------------------------------------------------------------------



(1) The inception date for the Seligman Global Technology Fund Class I and Class R4 shares is expected to be in the third quarter of 2009.

Note: Seligman Global Technology Fund also offers Class R, which will be redesignated as Class R2 effective May 9, 2009.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Global Technology Fund, as if the transaction had occurred at the beginning of the fiscal year ending Oct. 31, 2008.


                                        3



SELIGMAN GLOBAL TECHNOLOGY FUND (BUYING FUND)

RIVERSOURCE GLOBAL TECHNOLOGY FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                       SELIGMAN
                                                        SELIGMAN     RIVERSOURCE        GLOBAL
                                                         GLOBAL         GLOBAL     TECHNOLOGY FUND    SELIGMAN GLOBAL
                                                       TECHNOLOGY     TECHNOLOGY      PRO FORMA       TECHNOLOGY FUND
OCT. 31, 2008 (UNAUDITED)                                 FUND           FUND        ADJUSTMENTS    PRO FORMA COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                             $ 324,872,910  $ 113,621,615     $      --       $  438,494,525
    Affiliated money market fund                     $          --  $   2,848,852     $      --       $    2,848,852
                                                     -----------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers                             $ 219,952,364  $  83,142,821     $      --       $  303,095,185
    Affiliated money market fund                     $          --  $   2,848,852     $      --       $    2,848,852
Cash                                                     9,511,216             --            --            9,511,216
Foreign currency holdings (identified cost $826,016
    for Seligman Global Technology Fund)                   850,979             --            --              850,979
Capital shares receivable                                  399,448         49,324            --              448,772
Dividends and accrued interest receivable                  122,621         51,936            --              174,557
Receivable for investment securities sold                4,216,241         66,738            --            4,282,979
Transfer agency fees receivable (Note 2)                        --             --       398,146(b)           398,146
Receivable from RiverSource Investments, LLC (Note
    2)                                                          --             --       521,905(f)           521,905
Prepaid expenses                                           159,704             --            --              159,704
Other assets                                               228,056             --            --              228,056
----------------------------------------------------------------------------------------------------------------------
Total assets                                           235,440,629     86,159,671       920,051          322,520,351

----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                   1,027,191         79,899            --            1,107,090
Payable for investment securities purchased              5,863,936             --            --            5,863,936
Payable to RiverSource Investments, LLC (Note 2)                --             --            --                   --
Accrued investment management services fees (Note
    2)                                                     200,838          1,691       284,847(a)           487,376
Accrued distribution fees                                   90,931            936            --               91,867
Accrued transfer agency fees (Note 2)                           --          1,211        (1,211)(b)               --
Accrued administrative services fees (Note 2)                   --            141       313,116(c)           313,257
Accrued plan administration services fees (Note 2)              --              1         4,552(d)             4,553
Other accrued expenses (Note 2)                            318,917         84,634      (187,714)(e)          215,837
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        7,501,813        168,513       413,590            8,083,916
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock   $ 227,938,816  $  85,991,158     $ 506,461       $  314,436,435
----------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.001 par value for Seligman
    Global Technology Fund and $.01 par value for
    RiverSource Global Technology Fund (Note 3)      $      20,137  $     531,458     $(523,892)      $       27,703
Additional paid-in capital (Note 3)                    711,457,833    466,549,656       523,892        1,178,531,381
Excess of distributions over net investment income
    (Note 2)                                                (3,147)        (1,348)      506,461              501,966
Accumulated net realized gain (loss)                  (378,673,443)  (350,610,397)           --         (729,283,840)
Unrealized appreciation (depreciation) on
    investments and on translation of assets and
    liabilities in foreign currencies                 (104,862,564)   (30,478,211)           --         (135,340,775)
----------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                        $ 227,938,816  $  85,991,158     $ 506,461       $  314,436,435
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                 Class A                  $ 165,248,708  $  68,868,177     $ 405,615       $  234,522,500
                            Class B                  $   7,085,596  $  15,072,741     $  88,774       $   22,247,111
                            Class C                  $  53,537,917  $   1,965,181     $  11,574       $   55,514,672
                            Class I                            N/A  $       4,802     $      25       $        4,827
                            Class R2                 $   2,066,595            N/A     $      --       $    2,066,595
                            Class R4                           N/A  $      80,257     $     473       $       80,730
Shares outstanding
    (Note 3):               Class A shares              14,041,908     41,145,420            --           19,927,532
                            Class B shares                 691,872     10,575,597            --            2,172,489
                            Class C shares               5,225,100      1,374,828            --            5,417,954
                            Class I shares                     N/A          2,785            --                  410
                            Class R2 shares                177,796            N/A            --              177,796
                            Class R4 shares                    N/A         47,182            --                6,859
Net asset value per share of outstanding capital
    stock:                  Class A                  $       11.77  $        1.67     $      --       $        11.77
                            Class B                  $       10.24  $        1.43     $      --       $        10.24
                            Class C                  $       10.25  $        1.43     $      --       $        10.25
                            Class I                            N/A  $        1.72     $      --       $        11.77
                            Class R2                 $       11.62            N/A     $      --       $        11.62
                            Class R4                           N/A  $        1.70     $      --       $        11.77
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.


                                        4



SELIGMAN GLOBAL TECHNOLOGY FUND (BUYING FUND)

RIVERSOURCE GLOBAL TECHNOLOGY FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                         SELIGMAN            SELIGMAN
                                                 SELIGMAN          RIVERSOURCE      GLOBAL TECHNOLOGY   GLOBAL TECHNOLOGY
                                            GLOBAL TECHNOLOGY   GLOBAL TECHNOLOGY     FUND PRO FORMA      FUND PRO FORMA
YEAR ENDED OCT. 31, 2008 (UNAUDITED)               FUND                FUND            ADJUSTMENTS           COMBINED
 INVESTMENT INCOME
Income:
Dividends                                     $   1,842,610        $  1,253,934         $      --         $   3,096,544
Interest                                            227,665              17,315                --               244,980
Income distributions from affiliated money
  market fund                                            --             283,377                --               283,377
Fee income from securities lending                       --              42,841                --                42,841
  Less foreign taxes withheld                      (151,248)            (46,095)               --              (197,343)
-------------------------------------------------------------------------------------------------------------------------
Total income                                      1,919,027           1,551,372                --             3,470,399
-------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note
    2)                                            3,571,473             857,290           284,847(a)          4,713,610
Distribution fees
     Class A                                        623,168             266,728                --               889,896
     Class B                                        158,593             297,356                --               455,949
     Class C                                        837,464              31,112                --               868,576
     Class R2                                         9,095                  --                --                 9,095
Transfer agency fees (Note 2)
     Class A                                        829,486             414,611          (296,597)(b)           947,500
     Class B                                         50,011             119,972           (44,586)(b)           125,397
     Class C                                        272,050              12,378           (52,875)(b)           231,553
     Class R2                                         6,210                  --            (5,299)(b)               911
     Class R4                                            --                  74                --                    74
Administrative services fees (Note 2)                    --              83,820           313,116(c)            396,936
Plan administration services fees (Note 2)
     Class R2                                            --                  --             4,552(d)              4,552
     Class R4                                            --                 372                --                   372
Compensation of board members (Note 2)               26,888               2,985           (19,265)(e)            10,608
Custodian fees (Note 2)                             284,774              16,845          (241,758)(e)            59,861
Printing and postage (Note 2)                        63,698              69,984           115,018(e)            248,700
Registration fees (Note 2)                           92,914              61,015            62,898(e)            216,827
Professional fees (Note 2)                          178,786              35,104           (89,142)(e)           124,748
Other (Note 2)                                       33,034               6,880           (15,465)(e)            24,449
-------------------------------------------------------------------------------------------------------------------------
Total expenses                                    7,037,644           2,276,526            15,444             9,329,614
  Expenses waived/reimbursed by
     RiverSource Investments, LLC (Note 2)               --                (372)         (521,905)(f)          (522,277)
  Earnings and bank fee credits on cash
     balances                                            --              (4,354)               --                (4,354)
-------------------------------------------------------------------------------------------------------------------------
Total net expenses                                7,037,644           2,271,800          (506,461)            8,802,983
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (5,118,617)           (720,428)          506,461            (5,332,584)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                         (16,288,679)        (18,394,450)               --           (34,683,129)
  Foreign currency transactions                   2,969,762              27,252                --             2,997,014
  Options contracts written                              --               9,840                --                 9,840
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments         (13,318,917)        (18,357,358)               --           (31,676,275)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                           (151,841,675)        (58,394,053)               --          (210,235,728)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                   (165,160,592)        (76,751,411)               --          (241,912,003)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(170,279,209)       $(77,471,839)        $ 506,461         $(247,244,587)
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.


                                        5



SELIGMAN GLOBAL TECHNOLOGY FUND (BUYING FUND)

RIVERSOURCE GLOBAL TECHNOLOGY FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited as to Oct. 31, 2008)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending Oct. 31, 2008. These statements have been derived from financial statements prepared for Seligman Global Technology Fund and RiverSource Global Technology Fund as of Oct. 31, 2008.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

Seligman Global Technology Fund invests primarily in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

RiverSource Global Technology Fund invests primarily in equity securities of companies in the information technology industry throughout the world.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Global Technology Fund in exchange for Class A, Class B, Class C, Class I and Class R4 shares of Seligman Global Technology Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined Seligman Global Technology Fund based on the increased asset level of the merger and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Global Technology Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fee due to the Reorganization. In addition, the Performance Incentive Adjustment for RiverSource Global Technology Fund was removed.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each RiverSource Global Technology Fund shareholder account that will be closed on the system as a result of the merger.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the change in other fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses following the merger.


                                        6



3.  CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I and Class R4 shares of Seligman Global Technology Fund as if the Reorganization were to have taken place on Oct. 31, 2008. The following table reflects the number of Seligman Global Technology Fund shares assumed to be issued to the shareholders of RiverSource Global Technology Fund.

                                                        RIVERSOURCE               SELIGMAN                 TOTAL
                                                  GLOBAL TECHNOLOGY FUND   GLOBAL TECHNOLOGY FUND        PRO FORMA
                                                       SHARES ISSUED         SHARES OUTSTANDING     SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
Class A                                                  5,885,624               14,041,908             19,927,532
----------------------------------------------------------------------------------------------------------------------
Class B                                                  1,480,617                  691,872              2,172,489
----------------------------------------------------------------------------------------------------------------------
Class C                                                    192,854                5,225,100              5,417,954
----------------------------------------------------------------------------------------------------------------------
Class I(1)                                                     410                      N/A                    410
----------------------------------------------------------------------------------------------------------------------
Class R2(2)                                                    N/A                  177,796                177,796
----------------------------------------------------------------------------------------------------------------------
Class R4(1)                                                  6,859                      N/A                  6,859
----------------------------------------------------------------------------------------------------------------------



(1) The inception date for Seligman Global Technology Fund Class I and Class R4 shares is expected to be in the third quarter of 2009.

(2) Effective May 9, 2009, the Class R shares of the Seligman Fund will be redesignated as Class R2 shares.


                                        7



COMBINED PORTFOLIO OF INVESTMENTS
Seligman Global Technology Fund

OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES




 COMMON STOCKS (96.4%)

ISSUER                    SHARES           SHARES           SHARES           VALUE(A)         VALUE(A)             VALUE(A)

                                                           SELIGMAN                                                SELIGMAN
                                                            GLOBAL                                                  GLOBAL
                         SELIGMAN       RIVERSOURCE    TECHNOLOGY FUND       SELIGMAN       RIVERSOURCE        TECHNOLOGY FUND
                          GLOBAL           GLOBAL         PRO FORMA           GLOBAL           GLOBAL             PRO FORMA
                     TECHNOLOGY FUND  TECHNOLOGY FUND      COMBINED      TECHNOLOGY FUND  TECHNOLOGY FUND          COMBINED
COMMERCIAL SERVICES & SUPPLIES ( -- %)
UCMS Group                143,278               --          143,278(c)     $     58,319     $        --          $     58,319
COMMUNICATIONS EQUIPMENT (10.8%)
Cisco Systems             397,800          269,902          667,702(b)        7,068,906       4,796,158            11,865,064
Corning                        --          119,360          119,360                  --       1,292,669             1,292,669
Juniper Networks               --           97,189           97,189(b)               --       1,821,322             1,821,322
NICE Systems ADR          181,700               --          181,700(b,c)      4,062,812              --             4,062,812
Nokia ADR                      --          140,946          140,946(c)               --       2,139,560             2,139,560
QUALCOMM                  197,100           92,373          289,473           7,541,046       3,534,191            11,075,237
Research in Motion         19,900               --           19,900(b,c)      1,003,557              --             1,003,557
Tellabs                        --          240,983          240,983(b)               --       1,021,768             1,021,768
                                                                         ----------------------------------------------------------
Total                                                                        19,676,321      14,605,668            34,281,989
                                                                         ----------------------------------------------------------


COMPUTERS & PERIPHERALS (15.0%)
Acer                    3,171,170               --        3,171,170(c)        4,197,702              --             4,197,702
Apple                      25,100           44,503           69,603(b)        2,700,509       4,788,078             7,488,587
Dell                           --          110,034          110,034(b)               --       1,336,913             1,336,913
EMC                       556,600               --          556,600(b)        6,556,748              --             6,556,748
Electronics for
Imaging                   129,200               --          129,200(b)        1,369,520              --             1,369,520
Hewlett-Packard           105,500          146,241          251,741           4,038,540       5,598,105             9,636,645
High Tech Computer        201,000               --          201,000(c)        2,398,359              --             2,398,359
IBM                        13,500           27,341           40,841           1,255,095       2,541,893             3,796,988
Logitech Intl              76,100               --           76,100(b,c)      1,144,835              --             1,144,835
NetApp                    484,700               --          484,700(b)        6,557,991              --             6,557,991
SanDisk                        --           54,995           54,995(b)               --         488,906               488,906
Seagate Technology        226,400           91,678          318,078(c)        1,532,728         620,660             2,153,388
                                                                         ----------------------------------------------------------
Total                                                                        31,752,027      15,374,555            47,126,582
                                                                         ----------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.1%)
BM&F BOVESPA              127,200               --          127,200(b,c)        339,944              --               339,944
                                                                         ----------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Koninklijke (Royal)
KPN                       105,900               --          105,900(c)        1,490,097              --             1,490,097
Qwest
Communications Intl            --          485,257          485,257                  --       1,387,835             1,387,835
Verizon
Communications                 --           47,759           47,759                  --       1,417,010             1,417,010
                                                                         ----------------------------------------------------------
Total                                                                         1,490,097       2,804,845             4,294,942
                                                                         ----------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.5%)
Avnet                     192,714               --          192,714(b)        3,226,032              --             3,226,032
Flextronics Intl               --           85,061           85,061(b,c)             --         355,555               355,555
Hon Hai Precision
Industry GDR            1,915,850               --        1,915,850(c)        4,638,059              --             4,638,059
Jabil Circuit                  --           98,145           98,145                  --         825,399               825,399
Murata Mfg                142,100               --          142,100(c)        4,924,612              --             4,924,612
Nidec                      48,200               --           48,200(c)        2,480,168              --             2,480,168
Unimicron
Technology              1,654,000               --        1,654,000(c)          934,010              --               934,010
                                                                         ----------------------------------------------------------
Total                                                                        16,202,881       1,180,954            17,383,835
                                                                         ----------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Advanced Medical
Optics                     93,100               --           93,100             574,427              --               574,427
                                                                         ----------------------------------------------------------




                                        8



 COMMON STOCKS (CONTINUED)

ISSUER                    SHARES           SHARES           SHARES           VALUE(A)         VALUE(A)             VALUE(A)

                                                           SELIGMAN                                                SELIGMAN
                                                            GLOBAL                                                  GLOBAL
                         SELIGMAN       RIVERSOURCE    TECHNOLOGY FUND       SELIGMAN       RIVERSOURCE        TECHNOLOGY FUND
                          GLOBAL           GLOBAL         PRO FORMA           GLOBAL           GLOBAL             PRO FORMA
                     TECHNOLOGY FUND  TECHNOLOGY FUND      COMBINED      TECHNOLOGY FUND  TECHNOLOGY FUND          COMBINED
INTERNET SOFTWARE & SERVICES (6.8%)
Ariba                     101,800               --          101,800(b)     $  1,089,260     $        --          $  1,089,260
AsiaInfo Holdings         112,600               --          112,600(b,c)      1,237,474              --             1,237,474
eBay                           --           63,308           63,308(b)               --         966,713               966,713
GigaMedia                  86,100               --           86,100(b,c)        515,739              --               515,739
Google Cl A                    --           13,146           13,146(b)               --       4,724,147             4,724,147
Open Text                 171,600               --          171,600(b,c)      4,453,020              --             4,453,020
SonicWALL                 406,600               --          406,600(b)        1,821,568              --             1,821,568
Telecity Group            167,635               --          167,635(b,c)        473,830              --               473,830
VeriSign                  240,000               --          240,000(b)        5,088,000              --             5,088,000
Yahoo!                         --           69,138           69,138(b)               --         886,349               886,349
                                                                         ----------------------------------------------------------
Total                                                                        14,678,891       6,577,209            21,256,100
                                                                         ----------------------------------------------------------


IT SERVICES (1.8%)
Automatic Data
Processing                     --           24,734           24,734                  --         864,453               864,453
Rolta India               993,084               --          993,084(c)        3,805,452              --             3,805,452
MasterCard Cl A                --            6,250            6,250                  --         923,875               923,875
                                                                         ----------------------------------------------------------
Total                                                                         3,805,452       1,788,328             5,593,780
                                                                         ----------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.2%)
Broadcom Cl A                  --          108,186          108,186(b)               --       1,847,817             1,847,817
Fairchild
Semiconductor Intl             --          192,026          192,026(b)               --       1,090,708             1,090,708
Infineon
Technologies ADR               --          358,655          358,655(b,c)             --       1,122,590             1,122,590
Intel                          --          227,977          227,977                  --       3,647,632             3,647,632
Lam Research                   --           93,192           93,192(b)               --       2,083,773             2,083,773
Marvell Technology
Group                   1,282,727               --        1,282,727(b)        8,927,780              --             8,927,780
Maxim Integrated
Products                   34,800               --           34,800             473,280              --               473,280
Micron Technology              --          523,533          523,533(b)               --       2,465,840             2,465,840
Monolithic Power
Systems                        --           67,803           67,803(b)               --       1,151,973             1,151,973
NVIDIA                         --           62,278           62,278(b)               --         545,555               545,555
ON Semiconductor          328,800          281,078          609,878(b)        1,680,168       1,436,309             3,116,477
RF Micro Devices               --          673,609          673,609(b)               --       1,340,482             1,340,482
Samsung Electronics            --            2,056            2,056(c)               --         867,523               867,523
Skyworks Solutions             --          191,412          191,412(b)               --       1,364,768             1,364,768
Spansion Cl A                  --          110,528          110,528(b)               --          68,527                68,527
Taiwan
Semiconductor Mfg         845,000               --          845,000(c)        1,250,314              --             1,250,314
Teradyne                       --          122,900          122,900(b)               --         626,790               626,790
                                                                         ----------------------------------------------------------
Total                                                                        12,331,542      19,660,287            31,991,829
                                                                         ----------------------------------------------------------


SOFTWARE (44.1%)
Adobe Systems                  --           79,083           79,083(b)               --       2,106,771             2,106,771
Amdocs                    687,400               --          687,400(b)       15,507,744              --            15,507,744
Aspen Technology          244,599               --          244,599           1,915,210              --             1,915,210
Autodesk                  279,683           95,842          375,525(b)        5,960,045       2,042,393             8,002,438
BMC Software              489,508               --          489,508(b)       12,639,097              --            12,639,097
Cadence Design
Systems                   492,900               --          492,900(b)        2,006,103              --             2,006,103
Check Point
Software
Technologies              763,616               --          763,616(b,c)     15,440,314              --            15,440,314
Citrix Systems                 --           66,992           66,992(b)               --       1,726,384             1,726,384
Informatica                71,900               --           71,900(b)        1,010,195              --             1,010,195
JDA Software Group        102,631               --          102,631           1,465,571              --             1,465,571
Lawson Software           295,800               --          295,800(b)        1,573,656              --             1,573,656
Longtop Financial
Technologies ADR          129,300               --          129,300(b,c)      1,810,200              --             1,810,200
Magma Design
Automation                249,600               --          249,600(b)          651,456              --               651,456
McAfee                    508,913               --          508,913(b)       16,565,118              --            16,565,118
Mentor Graphics           544,291               --          544,291           3,995,096              --             3,995,096
Microsoft                  81,500          321,254          402,754           1,819,895       7,173,602             8,993,497
Nintendo                       --            3,800            3,800(c)               --       1,221,312             1,221,312


                                        9



 COMMON STOCKS (CONTINUED)

ISSUER                    SHARES           SHARES           SHARES           VALUE(A)         VALUE(A)             VALUE(A)

                                                           SELIGMAN                                                SELIGMAN
                                                            GLOBAL                                                  GLOBAL
                         SELIGMAN       RIVERSOURCE    TECHNOLOGY FUND       SELIGMAN       RIVERSOURCE        TECHNOLOGY FUND
                          GLOBAL           GLOBAL         PRO FORMA           GLOBAL           GLOBAL             PRO FORMA
                     TECHNOLOGY FUND  TECHNOLOGY FUND      COMBINED      TECHNOLOGY FUND  TECHNOLOGY FUND          COMBINED
Perfect World Cl B
ADR                        62,300               --           62,300(b,c)   $  1,160,649     $        --          $  1,160,649
Oracle                    329,500          280,475          609,975(b)        6,026,555       5,129,888            11,156,443
salesforce.com             38,200               --           38,200(b)        1,182,672              --             1,182,672
Shanda Interactive
Entertainment ADR          42,600               --           42,600(b,c)      1,177,890              --             1,177,890
Symantec                  806,400           56,226          862,626(b)       10,144,512         707,323            10,851,835
Synopsys                  772,400               --          772,400(b)       14,119,472              --            14,119,472
3i Infotech               842,950               --          842,950(c)          730,530              --               730,530
VanceInfo
Technologies ADR          219,100               --          219,100(b,c)      1,610,385              --             1,610,385
                                                                         ----------------------------------------------------------
Total                                                                       118,512,365      20,107,673           138,620,038
                                                                         ----------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Vodafone Group                 --          542,387          542,387(c)               --       1,043,302             1,043,302
Vodafone Group ADR         27,509               --           27,509(c)          530,098              --               530,098
                                                                         ----------------------------------------------------------
Total                                                                           530,098       1,043,302             1,573,400
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost:
$438,494,525)                                                              $219,952,364     $83,142,821          $303,095,185

-----------------------------------------------------------------------------------------------------------------------------------


 MONEY MARKET FUND (0.9%)

ISSUER                    SHARES           SHARES           SHARES           VALUE(A)         VALUE(A)             VALUE(A)

                                                           SELIGMAN                                                SELIGMAN
                                                            GLOBAL                                                  GLOBAL
                         SELIGMAN       RIVERSOURCE    TECHNOLOGY FUND       SELIGMAN       RIVERSOURCE        TECHNOLOGY FUND
                          GLOBAL           GLOBAL         PRO FORMA           GLOBAL           GLOBAL             PRO FORMA
                     TECHNOLOGY FUND  TECHNOLOGY FUND      COMBINED      TECHNOLOGY FUND  TECHNOLOGY FUND          COMBINED
RiverSource Short-
Term Cash Fund,
1.60%                          --        2,848,852        2,848,852(d)     $         --     $ 2,848,852          $  2,848,852

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET
FUND
(Cost: $2,848,852)                                                         $         --     $ 2,848,852          $  2,848,852
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
IN SECURITIES
(Cost:
$441,343,377)(e)                                                           $219,952,364     $85,991,673          $305,944,037
-----------------------------------------------------------------------------------------------------------------------------------


 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS




(A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

(B)     Non-income producing.

(C) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 20.4% of net assets.

(D) Affiliated Money Market Fund -- See Note 6 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(E) At Oct. 31, 2008, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost was:


                                                                                                SELIGMAN
                                                                                                 GLOBAL
                                                            SELIGMAN        RIVERSOURCE     TECHNOLOGY FUND
                                                             GLOBAL            GLOBAL          PRO FORMA
                                                        TECHNOLOGY FUND   TECHNOLOGY FUND       COMBINED
Cost of securities for federal income tax purposes:      $ 327,046,529      $118,127,184     $ 445,173,713
Unrealized appreciation                                  $   1,157,337      $    693,791     $   1,851,128
Unrealized depreciation                                   (108,251,502)      (32,829,302)     (141,080,804)
-----------------------------------------------------------------------------------------------------------
Net unrealized depreciation                              $(107,094,165)     $(32,135,511)    $(139,229,676)
-----------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                                       10



SELIGMAN GROWTH FUND (BUYING FUND)

RIVERSOURCE GROWTH FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND MERGER

Dec. 31, 2008

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending Dec. 31, 2008. These statements have been derived from financial statements prepared for Seligman Growth Fund and RiverSource Growth Fund as of Dec. 31, 2008. Both Seligman Growth Fund and RiverSource Growth Fund invest primarily in common stock of large U.S. companies, selected for their growth prospects using fundamental analysis, considering both qualitative and quantitative factors.

Under the proposed Agreement and Plan of Reorganization, share classes of RiverSource Growth Fund would be exchanged for share classes of Seligman Growth Fund.

          SELLING FUND                         BUYING FUND
--------------------------------------------------------------------
RiverSource Growth Fund Class A     Seligman Growth Fund Class A
--------------------------------------------------------------------
RiverSource Growth Fund Class B     Seligman Growth Fund Class B
--------------------------------------------------------------------
RiverSource Growth Fund Class C     Seligman Growth Fund Class C
--------------------------------------------------------------------
RiverSource Growth Fund Class I     Seligman Growth Fund Class I(1)
--------------------------------------------------------------------
RiverSource Growth Fund Class R2    Seligman Growth Fund Class R(2)
--------------------------------------------------------------------
RiverSource Growth Fund Class R3    Seligman Growth Fund Class R3(1)
--------------------------------------------------------------------
RiverSource Growth Fund Class R4    Seligman Growth Fund Class R4(1)
--------------------------------------------------------------------
RiverSource Growth Fund Class R5    Seligman Growth Fund Class I(2)
--------------------------------------------------------------------



(1) The inception date for Seligman Growth Fund Class I, Class R3 and Class R4 shares is expected to be in the third quarter of 2009.

(2) Effective May 9, 2009, the Class R and Class I shares of the Seligman Fund will be redesignated as Class R2 and Class R5 shares, respectively.

Note: RiverSource Growth Fund also offers Class W, which is expected to be liquidated in the third quarter of 2009, prior to the Reorganization.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Growth Fund, as if the transaction had occurred at the beginning of the fiscal year ending Dec. 31, 2008.


                                       11



SELIGMAN GROWTH FUND (BUYING FUND)

RIVERSOURCE GROWTH FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                              SELIGMAN                  SELIGMAN
                                                                                               GROWTH                    GROWTH
                                                              SELIGMAN      RIVERSOURCE         FUND                      FUND
                                                               GROWTH          GROWTH        PRO FORMA                 PRO FORMA
DEC. 31, 2008 (UNAUDITED)                                       FUND            FUND        ADJUSTMENTS                 COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                                   $ 292,046,111  $ 1,399,024,446  $          --            $ 1,691,070,557
    Affiliated money market fund                           $          --  $    11,022,220  $          --            $    11,022,220
                                                           ------------------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers                                   $ 229,255,234  $ 1,204,340,879  $          --            $ 1,433,596,113
    Affiliated money market fund                           $          --  $    11,022,220  $          --            $    11,022,220
Cash                                                             103,027           62,015             --                    165,042
Capital shares receivable                                        303,448          408,702             --                    712,150
Dividends and accrued interest receivable                        314,952        2,568,053             --                  2,883,005
Receivable for investment securities sold                             --        1,310,995             --                  1,310,995
Transfer agency fees receivable (Note 2)                              --               --        496,199(b)                 496,199
Other receivable (Note 2)                                             --               --          8,765(e)                   8,765
Prepaid expenses                                                  60,988               --             --                     60,988
Other assets                                                      17,441               --             --                     17,441
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 230,055,090    1,219,712,864        504,964              1,450,272,918

-----------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                           679,047        4,234,996             --                  4,914,043
Payable to RiverSource Investments, LLC (Note 2)                      --               --         79,776(f)                  79,776
Accrued investment management services fees (Note 2)             132,387           19,642      3,947,308(a)               4,099,337
Accrued distribution fees                                         62,395          433,341             --                    495,736
Accrued transfer agency fees (Note 2)                                 --           11,112        (11,112)(b)                     --
Accrued administrative services fees (Note 2)                         --            1,854        179,946(c)                 181,800
Accrued plan administration services fees (Note 2)                    --           10,882          1,275(d)                  12,157
Other accrued expenses (Note 2)                                   86,529          354,392       (440,921)(e)                     --
Collateral and deposits payable                                       --           90,000             --                     90,000
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                960,358        5,156,219      3,756,272                  9,872,849
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock         $ 229,094,732  $ 1,214,556,645  $  (3,251,308)           $ 1,440,400,069
-----------------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $1 par value for Seligman Growth Fund
    and $.01 par value for RiverSource Growth Fund (Note
    3)                                                     $  80,504,133  $       717,151  $ 421,929,623            $   503,150,907
Additional paid-in capital (Note 3)                          615,110,984    2,589,044,231   (421,929,623)             2,782,225,592
Undistributed (excess of distributions over) net
    investment income (Note 2)                                    (3,055)     (47,069,884)    (3,251,308)               (50,324,247)
Accumulated net realized gain (loss)                        (403,726,453)  (1,133,450,439)            --             (1,537,176,892)
Unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign
    currencies                                               (62,790,877)    (194,684,414)            --               (257,475,291)
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                              $ 229,094,732  $ 1,214,556,645  $  (3,251,308)           $ 1,440,400,069
-----------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding
    shares:                 Class A                        $ 196,196,394  $   867,946,548  $  (2,323,458)           $ 1,061,819,484
                            Class B                        $   3,696,045  $   106,190,334  $    (284,266)           $   109,602,113
                            Class C                        $  19,454,340  $     6,917,283  $     (18,517)           $    26,353,106
                            Class I                                  N/A  $   207,618,435  $    (555,784)           $   207,062,651
                            Class R2                       $     421,986  $         2,672  $          (7)           $       424,651
                            Class R3                                 N/A  $         2,669  $          (7)           $         2,662
                            Class R4                                 N/A  $    25,873,332  $     (69,262)           $    25,804,070
                            Class R5                       $   9,325,967  $         2,666  $          (7)           $     9,328,626
                            Class W*                                 N/A  $         2,706  $          --            $         2,706

Shares outstanding
    (Note 3):               Class A shares                    67,237,874       51,015,607             --                363,684,138
                            Class B shares                     1,601,464        6,788,237             --                 47,448,247
                            Class C shares                     8,424,600          444,474             --                 11,411,079
                            Class I shares                           N/A       11,973,501             --                 68,791,578
                            Class R2 shares                      146,626              155             --                    147,551
                            Class R3 shares                          N/A              155             --                        924
                            Class R4 shares                          N/A        1,492,625             --                  8,572,781
                            Class R5 shares                    3,093,569              155             --                  3,094,452
                            Class W shares*                          N/A              157             --                        157

Net asset value per share of outstanding capital
    stock:                  Class A                        $        2.92  $         17.01  $          --            $          2.92
                            Class B                        $        2.31  $         15.64  $          --            $          2.31
                            Class C                        $        2.31  $         15.56  $          --            $          2.31
                            Class I                                  N/A  $         17.34  $          --            $          3.01
                            Class R2                       $        2.88  $         17.24  $          --            $          2.88
                            Class R3                                 N/A  $         17.22  $          --            $          2.88
                            Class R4                                 N/A  $         17.33  $          --            $          3.01
                            Class R5                       $        3.01  $         17.20  $          --            $          3.01
                            Class W*                                 N/A  $         17.24  $          --                        N/A
-----------------------------------------------------------------------------------------------------------------------------------



*RiverSource Growth Fund Class W shares are expected to be liquidated in the third quarter of 2009, prior to the Reorganization.
See accompanying notes to pro forma financial statements.


                                       12



SELIGMAN GROWTH FUND (BUYING FUND)

RIVERSOURCE GROWTH FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                        SELIGMAN        SELIGMAN
                                                                                      GROWTH FUND     GROWTH FUND
                                                       SELIGMAN       RIVERSOURCE      PRO FORMA       PRO FORMA
YEAR ENDED DEC. 31, 2008 (UNAUDITED)                 GROWTH FUND      GROWTH FUND     ADJUSTMENTS       COMBINED
 INVESTMENT INCOME
Income:
Dividends                                           $   3,496,118   $    45,752,085   $        --   $    49,248,203
Interest                                                  120,133           691,909            --           812,042
Income distributions from affiliated money market
  fund                                                         --         2,100,255            --         2,100,255
Fee income from securities lending                             --           594,742            --           594,742
  Less foreign taxes withheld                             (28,786)       (1,757,588)           --        (1,786,374)
-------------------------------------------------------------------------------------------------------------------------
Total income                                            3,587,465        47,381,403            --        50,968,868
-------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)            2,534,267         9,197,478     3,947,308(a)     15,679,053
Distribution fees
     Class A                                              749,502         3,928,614            --         4,678,116
     Class B                                               75,418         2,218,433            --         2,293,851
     Class C                                              298,252           133,627            --           431,879
     Class R2                                               2,548                20            --             2,568
     Class R3                                                  --                10            --                10
     Class W*                                                  --                10            --                10
Transfer agency fees (Note 2)
     Class A                                              934,655         4,013,122      (447,371)(b)     4,500,406
     Class B                                               21,894           596,397       (37,168)(b)       581,123
     Class C                                               91,172            35,031       (18,871)(b)       107,332
     Class R2                                               1,587                 2        (1,332)(b)           257
     Class R3                                                  --                 2            --                 2
     Class R4                                                  --            33,528            --            33,528
     Class R5                                               9,164                 2        (2,569)(b)         6,597
     Class W*                                                  --                 8            --                 8
Administrative services fees (Note 2)                          --         1,158,687       179,946(c)      1,338,633
Plan administration services fees (Note 2)
     Class R2                                                  --                10         1,275(d)          1,285
     Class R3                                                  --                10            --                10
     Class R4                                                  --           167,641            --           167,641
Compensation of board members (Note 2)                     28,622            49,480       (30,981)(e)        47,121
Custodian fees (Note 2)                                   118,843           284,240      (103,751)(e)       299,332
Printing and postage (Note 2)                              38,952           551,219      (108,899)(e)       481,272
Registration fees (Note 2)                                 88,704            83,215       (96,902)(e)        75,017
Professional fees (Note 2)                                 74,162            30,075       (45,556)(e)        58,681
Other (Note 2)                                             38,340           113,802       (63,597)(e)        88,545
-------------------------------------------------------------------------------------------------------------------------
Total expenses                                          5,106,082        22,594,663     3,171,532        30,872,277
     Expenses waived/reimbursed by RiverSource
       Investments, LLC (Note 2)                               --           (79,776)       79,776(f)             --
     Earnings and bank fee credits on cash
       balances                                                --           (55,908)           --           (55,908)
-------------------------------------------------------------------------------------------------------------------------
Total net expenses                                      5,106,082        22,458,979     3,251,308        30,816,369
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (1,518,617)       24,922,424    (3,251,308)       20,152,499
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                               (84,723,722)   (1,023,156,964)           --    (1,107,880,686)
  Foreign currency transactions                                --        49,970,698            --        49,970,698
  Options contracts written                                    --       (11,569,541)           --       (11,569,541)
  Swap transactions                                            --         3,123,946            --         3,123,946
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               (84,723,722)     (981,631,861)           --    (1,066,355,583)
Net change in unrealized appreciation
  (depreciation) on investments and on translation
  of assets and liabilities in foreign currencies    (103,002,599)     (218,301,744)           --      (321,304,343)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                         (187,726,321)   (1,199,933,605)           --    (1,387,659,926)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(189,244,938)  $(1,175,011,181)  $(3,251,308)  $(1,367,507,427)
-------------------------------------------------------------------------------------------------------------------------



* RiverSource Growth Fund Class W shares are expected to be liquidated in the third quarter of 2009, prior to the Reorganization.
See accompanying notes to pro forma financial statements.


                                       13



SELIGMAN GROWTH FUND (BUYING FUND)

RIVERSOURCE GROWTH FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS

(Unaudited as to Dec. 31, 2008)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending Dec. 31, 2008. These statements have been derived from financial statements prepared for Seligman Growth Fund and RiverSource Growth Fund as of Dec. 31, 2008.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

Both Seligman Growth Fund and RiverSource Growth Fund invest primarily in the common stock of large U.S. companies, selected for their growth prospects using fundamental analysis, considering both qualitative and quantitative factors.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Growth Fund in exchange for Class A, Class B, Class C, Class I, Class R (to be redesignated Class R2), Class R3, Class R4 and Class I (to be redesignated Class R5) shares of Seligman Growth Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined Seligman Growth Fund based on the increased asset level of the merger and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Growth Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fee due to the Reorganization. In addition, the Performance Incentive Adjustment for RiverSource Growth Fund was removed.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each RiverSource Growth Fund shareholder account that will be closed on the system as a result of the merger.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the change in other fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses following the merger.


                                       14



3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares of Seligman Growth Fund as if the Reorganization were to have taken place on Dec. 31, 2008. The following table reflects the number of Seligman Growth Fund shares assumed to be issued to the shareholders of the RiverSource Growth Fund.

                                                     RIVERSOURCE GROWTH   SELIGMAN GROWTH FUND     TOTAL PRO FORMA
                                                     FUND SHARES ISSUED    SHARES OUTSTANDING    SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
Class A                                                  296,446,264           67,237,874            363,684,138
-------------------------------------------------------------------------------------------------------------------
Class B                                                   45,846,783            1,601,464             47,448,247
-------------------------------------------------------------------------------------------------------------------
Class C                                                    2,986,479            8,424,600             11,411,079
-------------------------------------------------------------------------------------------------------------------
Class I(1)                                                68,791,578                  N/A             68,791,578
-------------------------------------------------------------------------------------------------------------------
Class R2(2)                                                      925              146,626                147,551
-------------------------------------------------------------------------------------------------------------------
Class R3(1)                                                      924                  N/A                    924
-------------------------------------------------------------------------------------------------------------------
Class R4(1)                                                8,572,781                  N/A              8,572,781
-------------------------------------------------------------------------------------------------------------------
Class R5(2)                                                      883            3,093,569              3,094,452
-------------------------------------------------------------------------------------------------------------------
Class W(3)                                                       157                  N/A                    157
-------------------------------------------------------------------------------------------------------------------



(1) The inception date for Seligman Growth Fund Class I, Class R3 and Class R4 shares is expected to be in the third quarter of 2009.

(2) Effective May 9, 2009, the Class R and Class I shares of the Seligman Fund will be redesignated as Class R2 and Class R5 shares, respectively.

(3) RiverSource Growth Fund Class W shares are expected to be liquidated in the third quarter of 2009, prior to the Reorganization.


                                       15



COMBINED PORTFOLIO OF INVESTMENTS
Seligman Growth Fund

DEC. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES



 COMMON STOCKS (99.4%)

ISSUER                  SHARES       SHARES           SHARES          VALUE(A)       VALUE(A)        VALUE(A)

                                                     SELIGMAN                                        SELIGMAN
                                                   GROWTH FUND                                      GROWTH FUND
                       SELIGMAN   RIVERSOURCE       PRO FORMA         SELIGMAN      RIVERSOURCE      PRO FORMA
                     GROWTH FUND  GROWTH FUND        COMBINED        GROWTH FUND    GROWTH FUND      COMBINED
AEROSPACE & DEFENSE (3.5%)
Boeing                      --       611,173          611,173       $         --  $   26,078,752  $   26,078,752
Goodrich                36,000            --           36,000          1,332,720              --       1,332,720
Honeywell Intl          40,200       222,600          262,800          1,319,766       7,307,958       8,627,724
Lockheed Martin         23,400       129,600          153,000          1,967,472      10,896,768      12,864,240
Precision Castparts     20,900            --           20,900          1,243,132              --       1,243,132
                                                                    --------------------------------------------
Total                                                                  5,863,090      44,283,478      50,146,568
                                                                    --------------------------------------------


AIR FREIGHT & LOGISTICS (0.7%)
CH Robinson
Worldwide               18,000            --           18,000            990,540              --         990,540
United Parcel
Service Cl B            26,300       145,600          171,900          1,450,708       8,031,296       9,482,004
                                                                    --------------------------------------------
Total                                                                  2,441,248       8,031,296      10,472,544
                                                                    --------------------------------------------


AIRLINES (1.8%)
Delta Air Lines        350,400     1,939,900        2,290,300(b)       4,015,584      22,231,254      26,246,838
                                                                    --------------------------------------------


BEVERAGES (2.1%)
PepsiCo                 92,600       474,364          566,964          5,071,702      25,980,916      31,052,618
                                                                    --------------------------------------------


BIOTECHNOLOGY (7.1%)
Amgen                   36,000       199,760          235,760(b)       2,079,000      11,536,140      13,615,140
Biogen Idec             50,900       284,200          335,100(b)       2,424,367      13,536,446      15,960,813
Celgene                 40,100       135,600          175,700(b)       2,216,728       7,495,968       9,712,696
Cephalon                17,000        94,100          111,100(b)       1,309,680       7,249,464       8,559,144
Genentech               37,100       233,398          270,498(b)       3,075,961      19,351,028      22,426,989
Genzyme                 29,700       164,792          194,492(b)       1,971,189      10,937,245      12,908,434
Gilead Sciences         62,100       313,965          376,065(b)       3,175,794      16,056,170      19,231,964
                                                                    --------------------------------------------
Total                                                                 16,252,719      86,162,461     102,415,180
                                                                    --------------------------------------------


CAPITAL MARKETS (1.3%)
BlackRock               20,700       114,600          135,300          2,776,905      15,373,590      18,150,495
Lehman Brothers
Holdings                    --       372,416          372,416(f)              --          10,707          10,707
                                                                    --------------------------------------------
Total                                                                  2,776,905      15,384,297      18,161,202
                                                                    --------------------------------------------


CHEMICALS (1.7%)
Monsanto                29,000       154,228          183,228          2,040,150      10,849,940      12,890,090
Potash Corp of
Saskatchewan            30,600       126,800          157,400(c)       2,240,532       9,284,296      11,524,828
                                                                    --------------------------------------------
Total                                                                  4,280,682      20,134,236      24,414,918
                                                                    --------------------------------------------


COMMERCIAL BANKS (0.7%)
Wachovia               214,000     1,588,430        1,802,430          1,185,560       8,799,902       9,985,462
                                                                    --------------------------------------------


COMMUNICATIONS EQUIPMENT (5.8%)
Cisco Systems          275,600     1,403,072        1,678,672(b)       4,492,280      22,870,074      27,362,354
Nokia ADR                   --     1,410,534        1,410,534(c)              --      22,004,330      22,004,330
QUALCOMM               192,300       743,189          935,489          6,890,109      26,628,462      33,518,571
                                                                    --------------------------------------------
Total                                                                 11,382,389      71,502,866      82,885,255
                                                                    --------------------------------------------


COMPUTERS & PERIPHERALS (7.2%)
Apple                   47,100       259,859          306,959(b)       4,019,985      22,178,966      26,198,951
Hewlett-Packard        198,600     1,098,284        1,296,884          7,207,194      39,856,726      47,063,920
IBM                     55,800       304,600          360,400          4,696,128      25,635,136      30,331,264
                                                                    --------------------------------------------
Total                                                                 15,923,307      87,670,828     103,594,135
                                                                    --------------------------------------------




                                       16



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES       SHARES           SHARES          VALUE(A)       VALUE(A)        VALUE(A)

                                                     SELIGMAN                                        SELIGMAN
                                                   GROWTH FUND                                      GROWTH FUND
                       SELIGMAN   RIVERSOURCE       PRO FORMA         SELIGMAN      RIVERSOURCE      PRO FORMA
                     GROWTH FUND  GROWTH FUND        COMBINED        GROWTH FUND    GROWTH FUND      COMBINED
CONSTRUCTION AND ENGINEERING (0.6%)
Foster Wheeler          26,400       143,600          170,000(b)    $    617,232  $    3,357,368  $    3,974,600
KBR                         --       271,297          271,297                 --       4,123,714       4,123,714
                                                                    --------------------------------------------
Total                                                                    617,232       7,481,082       8,098,314
                                                                    --------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Apollo Management
LP                          --     1,671,300        1,671,300(d,e)            --       2,506,950       2,506,950
                                                                    --------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Qwest
Communications Intl    398,000     2,894,535        3,292,535          1,448,720      10,536,107      11,984,827
                                                                    --------------------------------------------


ENERGY EQUIPMENT & SERVICES (4.2%)
Diamond Offshore
Drilling                43,300       240,600          283,900          2,552,102      14,180,964      16,733,066
Noble                   65,200       364,000          429,200          1,440,268       8,040,760       9,481,028
Schlumberger                --        35,135           35,135                 --       1,487,265       1,487,265
Transocean              72,260       358,100          430,360(b)       3,414,285      16,920,225      20,334,510
Weatherford Intl       211,900       991,800        1,203,700(b)       2,292,758      10,731,276      13,024,034
                                                                    --------------------------------------------
Total                                                                  9,699,413      51,360,490      61,059,903
                                                                    --------------------------------------------


FOOD & STAPLES RETAILING (5.9%)
CVS Caremark           286,800     1,515,863        1,802,663          8,242,632      43,565,903      51,808,535
Wal-Mart Stores        104,500       481,700          586,200          5,858,270      27,004,102      32,862,372
                                                                    --------------------------------------------
Total                                                                 14,100,902      70,570,005      84,670,907
                                                                    --------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Baxter Intl             60,300       113,372          173,672          3,231,477       6,075,605       9,307,082
Boston Scientific           --       858,891          858,891(b)              --       6,647,816       6,647,816
Medtronic               60,500       338,959          399,459          1,900,910      10,650,093      12,551,003
                                                                    --------------------------------------------
Total                                                                  5,132,387      23,373,514      28,505,901
                                                                    --------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.3%)
Medco Health
Solutions               72,600       397,418          470,018(b)       3,042,666      16,655,788      19,698,454
UnitedHealth Group      76,200       423,140          499,340          2,026,920      11,255,524      13,282,444
                                                                    --------------------------------------------
Total                                                                  5,069,586      27,911,312      32,980,898
                                                                    --------------------------------------------


HOUSEHOLD DURABLES (0.1%)
Newell Rubbermaid      226,200            --          226,200          2,212,236              --       2,212,236
                                                                    --------------------------------------------


HOUSEHOLD PRODUCTS (2.5%)
Colgate-Palmolive           --       100,338          100,338                 --       6,877,167       6,877,167
Procter & Gamble        78,800       402,324          481,124          4,871,416      24,871,669      29,743,085
                                                                    --------------------------------------------
Total                                                                  4,871,416      31,748,836      36,620,252
                                                                    --------------------------------------------


INSURANCE (3.4%)
ACE                     34,100       188,500          222,600(c)       1,804,572       9,975,420      11,779,992
AFLAC                   84,200       464,641          548,841          3,859,728      21,299,143      25,158,871
Prudential
Financial               58,000       320,000          378,000          1,755,080       9,683,200      11,438,280
                                                                    --------------------------------------------
Total                                                                  7,419,380      40,957,763      48,377,143
                                                                    --------------------------------------------


INTERNET & CATALOG RETAIL (1.9%)
Amazon.com              81,300       453,100          534,400(b)       4,169,064      23,234,968      27,404,032
                                                                    --------------------------------------------


INTERNET SOFTWARE & SERVICES (1.9%)
Google Cl A             11,200        61,709           72,909(b)       3,445,680      18,984,774      22,430,454
SAVVIS                 635,537            --          635,537(b)       4,378,850              --       4,378,850
                                                                    --------------------------------------------
Total                                                                  7,824,530      18,984,774      26,809,304
                                                                    --------------------------------------------


IT SERVICES (0.7%)
MasterCard Cl A         12,500        59,864           72,364          1,786,625       8,556,362      10,342,987
                                                                    --------------------------------------------




                                       17



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES       SHARES           SHARES          VALUE(A)       VALUE(A)        VALUE(A)

                                                     SELIGMAN                                        SELIGMAN
                                                   GROWTH FUND                                      GROWTH FUND
                       SELIGMAN   RIVERSOURCE       PRO FORMA         SELIGMAN      RIVERSOURCE      PRO FORMA
                     GROWTH FUND  GROWTH FUND        COMBINED        GROWTH FUND    GROWTH FUND      COMBINED
MACHINERY (0.7%)
Deere & Co              50,500       187,800          238,300       $  1,935,160  $    7,196,496  $    9,131,656
ITT                     28,500            --           28,500          1,310,715              --       1,310,715
                                                                    --------------------------------------------
Total                                                                  3,245,875       7,196,496      10,442,371
                                                                    --------------------------------------------


MEDIA (6.7%)
Comcast Cl A           597,800     2,182,636        2,780,436         10,090,864      36,842,896      46,933,760
Time Warner Cable
Cl A                   160,800       792,776          953,576(b)       3,449,160      17,005,045      20,454,205
Virgin Media                --     5,852,621        5,852,621(e)              --      29,204,579      29,204,579
                                                                    --------------------------------------------
Total                                                                 13,540,024      83,052,520      96,592,544
                                                                    --------------------------------------------


METALS & MINING (2.9%)
Barrick Gold           128,900       704,800          833,700(c)       4,739,653      25,915,496      30,655,149
Lihir Gold                  --     3,330,123        3,330,123(b,c)            --       7,323,050       7,323,050
Newmont Mining              --        88,006           88,006                 --       3,581,844       3,581,844
                                                                    --------------------------------------------
Total                                                                  4,739,653      36,820,390      41,560,043
                                                                    --------------------------------------------


MULTI-UTILITIES (0.6%)
Public Service
Enterprise Group        70,500       221,900          292,400          2,056,485       6,472,823       8,529,308
                                                                    --------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.5%)
Chevron                 14,600        81,300           95,900          1,079,962       6,013,761       7,093,723
Devon Energy                --        22,762           22,762                 --       1,495,691       1,495,691
Exxon Mobil             76,900       427,672          504,572          6,138,927      34,141,056      40,279,983
Kinder Morgan
Management LLC              --            --               --(b)              --              17              17
Noble Energy            49,300       274,300          323,600          2,426,546      13,501,046      15,927,592
                                                                    --------------------------------------------
Total                                                                  9,645,435      55,151,571      64,797,006
                                                                    --------------------------------------------


PHARMACEUTICALS (6.5%)
Abbott Laboratories    110,600       525,700          636,300          5,902,722      28,056,610      33,959,332
Bristol-Myers
Squibb                  56,700       778,004          834,704          1,318,275      18,088,593      19,406,868
Merck & Co                  --       240,836          240,836                 --       7,321,414       7,321,414
Novo Nordisk ADR        27,200       150,600          177,800(c)       1,397,808       7,739,334       9,137,142
Pfizer                 134,400       623,785          758,185          2,380,224      11,047,232      13,427,456
Teva Pharmaceutical
Inds ADR                38,200       207,600          245,800(c)       1,626,174       8,837,532      10,463,706
                                                                    --------------------------------------------
Total                                                                 12,625,203      81,090,715      93,715,918
                                                                    --------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Annaly Capital
Management              75,700            --           75,700          1,201,359              --       1,201,359
                                                                    --------------------------------------------


ROAD & RAIL (1.3%)
CSX                     21,000       114,400          135,400            681,870       3,714,568       4,396,438
Union Pacific           47,400       262,400          309,800          2,265,720      12,542,720      14,808,440
                                                                    --------------------------------------------
Total                                                                  2,947,590      16,257,288      19,204,878
                                                                    --------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Intel                  216,400     1,204,159        1,420,559          3,172,424      17,652,971      20,825,395
Marvell Technology
Group                  697,000     2,280,625        2,977,625(b,c)     4,648,990      15,211,769      19,860,759
Microsemi              177,700       982,800        1,160,500(b)       2,246,128      12,422,592      14,668,720
Spansion Cl A               --     3,180,105        3,180,105(b)              --         601,994         601,994
                                                                    --------------------------------------------
Total                                                                 10,067,542      45,889,326      55,956,868
                                                                    --------------------------------------------


SOFTWARE (11.4%)
Activision Blizzard    216,200       876,800        1,093,000(b)       1,867,968       7,575,552       9,443,520
Adobe Systems           75,500       418,500          494,000(b)       1,607,395       8,909,865      10,517,260
Macrovision
Solutions              740,873     1,118,500        1,859,373(b)       9,372,043      14,149,025      23,521,068
McAfee                  35,200       191,200          226,400(b)       1,216,864       6,609,784       7,826,648
Microsoft              328,000     3,114,700        3,442,700          6,376,320      60,549,768      66,926,088


                                       18



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES       SHARES           SHARES          VALUE(A)       VALUE(A)        VALUE(A)

                                                     SELIGMAN                                        SELIGMAN
                                                   GROWTH FUND                                      GROWTH FUND
                       SELIGMAN   RIVERSOURCE       PRO FORMA         SELIGMAN      RIVERSOURCE      PRO FORMA
                     GROWTH FUND  GROWTH FUND        COMBINED        GROWTH FUND    GROWTH FUND      COMBINED
Nintendo ADR                --       247,322          247,322(c)    $         --  $   11,817,045  $   11,817,045
Oracle                 442,027     1,502,320        1,944,347(b)       7,837,139      26,636,134      34,473,273
                                                                    --------------------------------------------
Total                                                                 28,277,729     136,247,173     164,524,902
                                                                    --------------------------------------------


TOBACCO (2.4%)
Philip Morris Intl     130,300       660,971          791,271          5,669,353      28,758,848      34,428,201
                                                                    --------------------------------------------

TOTAL COMMON STOCKS
(Cost:
$1,688,117,422)                                                     $227,560,925  $1,204,340,847  $1,431,901,772

----------------------------------------------------------------------------------------------------------------



 OPTIONS PURCHASED ( -- %)

ISSUER                CONTRACTS    CONTRACTS    CONTRACTS   EXERCISE PRICE  EXERCISE PRICE  EXPIRATION DATE  EXPIRATION DATE

                                                 SELIGMAN
                                               GROWTH FUND
                       SELIGMAN   RIVERSOURCE   PRO FORMA      SELIGMAN       RIVERSOURCE       SELIGMAN       RIVERSOURCE
CALLS                GROWTH FUND  GROWTH FUND    COMBINED     GROWTH FUND     GROWTH FUND     GROWTH FUND      GROWTH FUND
Hertz Global
Holdings(g)
Telefonica(g)
Vodafone Group
ADR(g)                    --        322,776      322,776          --            $100.00            --           Jan. 2009
TOTAL OPTIONS
PURCHASED
(Cost $1,258,826)

----------------------------------------------------------------------------------------------------------------------------
 OPTIONS PURCHASED ( -- %)

ISSUER                 VALUE(A)     VALUE(A)     VALUE(A)

                                                 SELIGMAN
                                               GROWTH FUND
                       SELIGMAN   RIVERSOURCE   PRO FORMA
CALLS                GROWTH FUND  GROWTH FUND    COMBINED
Hertz Global
Holdings(g)
Telefonica(g)
Vodafone Group
ADR(g)                    --          $32          $32
                     -------------------------------------
TOTAL OPTIONS
PURCHASED
(Cost $1,258,826)         --          $32          $32

----------------------------------------------------------



 MONEY MARKET FUNDS (0.9%)

                        SHARES       SHARES       SHARES        VALUE(A)       VALUE(A)        VALUE(A)

                                                 SELIGMAN                                      SELIGMAN
                                               GROWTH FUND                                    GROWTH FUND
                       SELIGMAN   RIVERSOURCE   PRO FORMA       SELIGMAN      RIVERSOURCE      PRO FORMA
                     GROWTH FUND  GROWTH FUND    COMBINED      GROWTH FUND    GROWTH FUND      COMBINED
RiverSource Short-
Term Cash Fund,
0.48%                        --    11,022,220   11,022,220(h) $         --  $   11,022,220  $   11,022,220
SSgA U.S. Treasury
Money Market Fund     1,694,309            --    1,694,309       1,694,309              --       1,694,309
----------------------------------------------------------------------------------------------------------

TOTAL MONEY MARKET
FUNDS
(Cost: $12,716,529)                                           $  1,694,309  $   11,022,220  $   12,716,529
----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
IN SECURITIES
(Cost:
$1,702,092,777)(i)                                            $229,255,234  $1,215,363,099  $1,444,618,333

----------------------------------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES

 FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCT. 31, 2008

RiverSource Growth Fund


                           CURRENCY TO       CURRENCY TO   UNREALIZED    UNREALIZED
EXCHANGE DATE             BE DELIVERED       BE RECEIVED  APPRECIATION  DEPRECIATION
Nov. 10, 2008                    36,551,000   64,450,013   $ 5,653,364       $--
                              British Pound  U.S. Dollar
------------------------------------------------------------------------------------
Nov. 12, 2008                    14,438,000   25,515,556     2,293,100        --
                              British Pound  U.S. Dollar
------------------------------------------------------------------------------------
Nov. 13, 2008                    30,890,000   42,540,164     3,199,902        --
                     European Monetary Unit  U.S. Dollar
------------------------------------------------------------------------------------
Nov. 14, 2008                     3,470,000    2,439,584       137,123        --
                          Australian Dollar  U.S. Dollar
------------------------------------------------------------------------------------
Nov. 17, 2008                    36,430,000   50,003,818     3,616,775        --
                     European Monetary Unit  U.S. Dollar
------------------------------------------------------------------------------------
Total                                                      $14,900,264       $--

------------------------------------------------------------------------------------




                                       19



 OPEN OPTIONS CONTRACTS WRITTEN AT OCT. 31, 2008

RiverSource Growth Fund


                                 NUMBER OF  EXERCISE    PREMIUM   EXPIRATION
ISSUER               PUTS/CALLS  CONTRACTS    PRICE    RECEIVED      DATE      VALUE(A)
Nokia ADR               Call        8,952        20   $  353,603   Nov. 2008  $   22,380
NASDAQ 100 Index        Call       10,589        40      529,447   Nov. 2008      37,062
NASDAQ 100 Index        Call       36,027        42    1,448,961   Nov. 2008      54,040
S&P 500 Index           Call          611     1,000      914,667   Nov. 2008   1,958,255
S&P 500 Index           Call          378     1,050      906,066   Nov. 2008     527,310
----------------------------------------------------------------------------------------
Total                                                 $4,152,744              $2,599,047

----------------------------------------------------------------------------------------


 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS




(A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

(B)     Non-income producing.

(C) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 9.3% of net assets.

(D) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2008, the value of these securities amounted to $2,506,950 or 0.2% of net assets.

(E) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2008, is as follows:

                                                                         ACQUISITION
SECURITY                                                                    DATES               COST
-------------------------------------------------------------------------------------------------------
Apollo Management LP*                                              08-02-07 thru 03-07-08   $37,083,962
Virgin Media                                                       11-20-07 thru 08-06-08    83,482,883



  * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(F) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(G) Represents a worst-of-call-option that is a bundle of long forwards. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.

(H) Affiliated Money Market Fund -- See Note 7 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(I) At Dec. 31, 2008, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                                SELIGMAN
                                                                                               GROWTH FUND
                                                               SELIGMAN       RIVERSOURCE       PRO FORMA
                                                              GROWTH FUND     GROWTH FUND       COMBINED
Cost of securities for federal income tax purposes:          $292,046,000   $1,410,047,000   $1,702,093,000
Unrealized appreciation                                      $  5,696,000   $   56,600,000   $   62,296,000
Unrealized depreciation                                       (68,487,000)    (251,284,000)    (319,771,000)
-----------------------------------------------------------------------------------------------------------
Net unrealized depreciation                                  $(62,791,000)  $ (194,684,000)  $ (257,475,000)
-----------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                                       20



SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)

RIVERSOURCE SMALL CAP ADVANTAGE FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND MERGER

Dec. 31, 2008

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending Dec. 31, 2008. These statements have been derived from financial statements prepared for Seligman Smaller-Cap Value Fund and RiverSource Small Cap Advantage Fund as of Dec. 31, 2008. Seligman Smaller-Cap Value Fund invests primarily in common stock of "value" companies with smaller market capitalizations of $3 billion or less at the time of purchase. RiverSource Small Cap Advantage Fund invests primarily in equity securities of companies with market capitalizations of up to $2 billion as well as with equity securities that fall within the range of the Russell 2000(R) Index at the time of the investment.

Under the proposed Agreement and Plan of Reorganization, share classes of RiverSource Small Cap Advantage Fund would be exchanged for share classes of Seligman Smaller-Cap Value Fund.

                 SELLING FUND                                    BUYING FUND
--------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund Class A     Seligman Smaller-Cap Value Fund Class A
--------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund Class B     Seligman Smaller-Cap Value Fund Class B
--------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund Class C     Seligman Smaller-Cap Value Fund Class C
--------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund Class I     Seligman Smaller-Cap Value Fund Class I(1)
--------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund Class R2    Seligman Smaller-Cap Value Fund Class R(2)
--------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund Class R3    Seligman Smaller-Cap Value Fund Class R3(1)
--------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund Class R4    Seligman Smaller-Cap Value Fund Class R4(1)
--------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund Class R5    Seligman Smaller-Cap Value Fund Class I(2)
--------------------------------------------------------------------------------------------



(1) The inception date for Seligman Smaller-Cap Value Fund Class I, Class R3 and Class R4 shares is expected to be in the third quarter of 2009.

(2) Effective May 9, 2009, the Class R and Class I shares of the Seligman Fund will be redesignated as Class R2 and Class R5 shares, respectively.

The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Smaller-Cap Value Fund, as if the transaction had occurred at the beginning of the fiscal year ending Dec. 31, 2008.


                                       21



SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)

RIVERSOURCE SMALL CAP ADVANTAGE FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES

                                                                                          SELIGMAN            SELIGMAN
                                                             SELIGMAN     RIVERSOURCE   SMALLER-CAP         SMALLER-CAP
                                                            SMALLER-CAP    SMALL CAP     VALUE FUND          VALUE FUND
                                                               VALUE       ADVANTAGE     PRO FORMA           PRO FORMA
DEC. 31, 2008 (UNAUDITED)                                      FUND           FUND      ADJUSTMENTS           COMBINED
 ASSETS
Investments in securities, at cost
    Unaffiliated issuers                                   $158,853,755  $ 130,277,450   $       --        $ 289,131,205
    Affiliated money market fund                           $         --  $   4,528,753   $       --        $   4,528,753
                                                           -------------------------------------------------------------
Investments in securities, at value
    Unaffiliated issuers                                   $128,914,530  $ 152,306,155   $       --        $ 281,220,685
    Affiliated money market fund                           $         --  $   4,528,753   $       --        $   4,528,753
Cash                                                              2,500         58,969           --               61,469
Capital shares receivable                                       508,935        122,253           --              631,188
Dividends and accrued interest receivable                        17,300         35,497           --               52,797
Transfer agency fees receivable (Note 2)                             --             --      347,497(b)           347,497
Receivable from RiverSource Investments, LLC (Note 2)                --             --    1,146,557(f)         1,146,557
Prepaid expenses                                                  9,310             --           --                9,310
Other assets                                                     32,532             --           --               32,532
------------------------------------------------------------------------------------------------------------------------
Total assets                                                129,485,107    157,051,627    1,494,054          288,030,788

------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                        1,195,805        912,948           --            2,108,753
Payable for investment securities purchased                          --      3,666,734           --            3,666,734
Accrued investment management services fees (Note 2)            102,344          3,214      704,964(a)           810,522
Accrued distribution fees                                        56,468         62,434           --              118,902
Accrued transfer agency fees (Note 2)                                --          2,116       (2,116)(b)               --
Accrued administrative services fees (Note 2)                        --            325      163,497(c)           163,822
Accrued plan administration services fees (Note 2)                   --             13       25,721(d)            25,734
Other accrued expenses (Note 2)                                  73,257        135,554       44,203(e)           253,014
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             1,427,874      4,783,338      936,269            7,147,481
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock         $128,057,233  $ 152,268,289   $  557,785        $ 280,883,307
------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $.001 for Seligman Smaller-Cap Value
    Fund and $.01 par value for RiverSource Small Cap
    Advantage Fund (Note 3)                                $     14,445  $     551,686   $ (534,787)       $      31,344
Additional paid-in capital (Note 3)                         161,379,827    278,371,848      534,787          440,286,462
Undistributed (excess of distributions over) net
    investment income (Note 2)                               (3,193,443)         1,966      557,785           (2,633,692)
Accumulated net realized gain (loss)                           (204,371)  (148,685,916)          --         (148,890,287)
Unrealized appreciation (depreciation) on investments and
    on translation of assets and liabilities in foreign
    currencies                                              (29,939,225)    22,028,705           --           (7,910,520)
------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
    outstanding capital stock                              $128,057,233  $ 152,268,289   $  557,785        $ 280,883,307
------------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding
    shares:                 Class A                        $ 66,414,677  $ 126,333,683   $  462,786        $ 193,211,146
                            Class B                        $  8,482,983  $  23,206,939   $   85,011        $  31,774,933
                            Class C                        $ 37,216,658  $   2,688,848   $    9,850        $  39,915,356
                            Class I                                 N/A  $       4,380   $       15        $       4,395
                            Class R2                       $  8,537,438  $       1,955   $        7        $   8,539,400
                            Class R3                                N/A  $       1,967   $        4        $       1,971
                            Class R4                                N/A  $      28,539   $      105        $      28,644
                            Class R5                       $  7,405,477  $       1,978   $        7        $   7,407,462
Shares outstanding
    (Note 3):               Class A shares                    7,198,025     44,748,173           --           20,935,454
                            Class B shares                    1,030,239      9,327,754           --            3,860,367
                            Class C shares                    4,514,735      1,079,376           --            4,842,247
                            Class I shares                          N/A          1,484           --                  452
                            Class R2 shares                     940,655            679           --              940,871
                            Class R3 shares                         N/A            679           --                  217
                            Class R4 shares                         N/A          9,744           --                2,947
                            Class R5 shares                     761,667            679           --              761,871
Net asset value per share of outstanding capital
    stock:                  Class A                        $       9.23  $        2.82   $       --        $        9.23
                            Class B                        $       8.23  $        2.49   $       --        $        8.23
                            Class C                        $       8.24  $        2.49   $       --        $        8.24
                            Class I                                 N/A  $        2.95   $       --        $        9.72
                            Class R2                       $       9.08  $        2.88   $       --        $        9.08
                            Class R3                                N/A  $        2.90   $       --        $        9.08
                            Class R4                                N/A  $        2.93   $       --        $        9.72
                            Class R5                       $       9.72  $        2.91   $       --        $        9.72
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.


                                       22



SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)

RIVERSOURCE SMALL CAP ADVANTAGE FUND (SELLING FUND)

PRO FORMA COMBINING

STATEMENT OF OPERATIONS

                                                                                       SELIGMAN       SELIGMAN
                                                        SELIGMAN      RIVERSOURCE    SMALLER-CAP    SMALLER-CAP
                                                       SMALLER-CAP     SMALL CAP      VALUE FUND     VALUE FUND
                                                          VALUE        ADVANTAGE      PRO FORMA      PRO FORMA
YEAR ENDED DEC. 31, 2008 (UNAUDITED)                      FUND            FUND       ADJUSTMENTS      COMBINED
 INVESTMENT INCOME
Income:
Dividends                                             $  1,163,463   $   2,986,780   $        --   $   4,150,243
Interest                                                    10,030          30,932            --          40,962
Income distributions from affiliated money market
  fund                                                          --          47,415            --          47,415
Fee income from securities lending                              --         115,125            --         115,125
     Less foreign taxes withheld                                --            (722)           --            (722)
----------------------------------------------------------------------------------------------------------------------
Total income                                             1,173,493       3,179,530            --       4,353,023
----------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)             2,048,229       1,525,383       704,964(a)    4,278,576
Distribution fees
     Class A                                               266,855         510,153            --         777,008
     Class B                                               164,971         449,195            --         614,166
     Class C                                               588,532          41,839            --         630,371
     Class R2                                               51,487              13            --          51,500
     Class R3                                                   --               7            --               7
Transfer agency fees (Note 2)
     Class A                                               523,662         726,479      (190,335)(b)   1,059,806
     Class B                                                77,796         166,242       (26,484)(b)     217,554
     Class C                                               287,783          15,324       (82,330)(b)     220,777
     Class R2                                               53,843               1       (48,698)(b)       5,146
     Class R3                                                   --               1            --               1
     Class R4                                                   --              26            --              26
     Class R5                                                6,621               1        (1,766)(b)       4,856
Administrative services fees (Note 2)                           --         202,584       163,497(c)      366,081
Plan administration services fees (Note 2)
     Class R2                                                   --               7        25,721(d)       25,728
     Class R3                                                   --               7            --               7
     Class R4                                                   --             130            --             130
Compensation of board members (Note 2)                      16,541           5,810       (11,852)(e)      10,499
Custodian fees (Note 2)                                     71,655         173,200        68,128(e)      312,983
Printing and postage (Note 2)                               36,206         133,770        71,754(e)      241,730
Registration fees (Note 2)                                  80,031          65,017       (27,558)(e)     117,490
Professional fees (Note 2)                                  52,342          23,285       (33,550)(e)      42,077
Other (Note 2)                                              38,916          20,068       (22,719)(e)      36,265
----------------------------------------------------------------------------------------------------------------------
Total expenses                                           4,365,470       4,058,542       588,772       9,012,784
     Expenses waived/reimbursed by RiverSource
       Investments, LLC (Note 2)                                --        (831,000)   (1,146,557)(f)  (1,977,557)
----------------------------------------------------------------------------------------------------------------------
     Earnings and bank fee credits on cash balances             --          (6,394)           --          (6,394)
----------------------------------------------------------------------------------------------------------------------
Total net expenses                                       4,365,470       3,221,148      (557,785)      7,028,833
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (3,191,977)        (41,618)      557,785      (2,675,810)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions           79,737    (140,123,697)           --    (140,043,960)
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                    (54,259,160)     22,812,917            --     (31,446,243)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                           (54,179,423)   (117,310,780)           --    (171,490,203)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                          $(57,371,400)  $(117,352,398)  $   557,785   $(174,166,013)
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.


                                       23



SELIGMAN SMALLER-CAP VALUE FUND (BUYING FUND)

RIVERSOURCE SMALL CAP ADVANTAGE FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited as to Dec. 31, 2008)

1.  BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending Dec. 31, 2008. These statements have been derived from financial statements prepared for Seligman Smaller-Cap Value Fund and RiverSource Small Cap Advantage Fund as of Dec. 31, 2008.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

Seligman Smaller-Cap Value Fund invests primarily equity securities and in common stock of "value" companies with market capitalizations of $3 billion or less at the time of purchase.

RiverSource Small Cap Advantage Fund invests primarily in equity securities of companies with market capitalizations of up to $2 billion as well as with equity securities that fall within the range of the Russell 2000(R) Index at the time of the investment.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of RiverSource Small Cap Advantage Fund in exchange for Class A, Class B, Class C, Class I, Class R (to be redesignated Class R2), Class R3, Class R4 and Class I (to be redesignated Class R5) shares of Seligman Smaller-Cap Value Fund under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined Seligman Smaller-Cap Value Fund based on the increased asset level of the merger and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman Smaller-Cap Value Fund, as if the transaction had occurred at the beginning of the year presented.

2.  PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fee due to the Reorganization. In addition, the Performance Incentive Adjustment for RiverSource Small Cap Advantage Fund was removed.

(b) To reflect the change in transfer agent fees due to the Reorganization including adjusting for closed account fees for each RiverSource Small Cap Advantage Fund shareholder account that will be closed on the system as a result of the merger.

(c) To reflect the change in administrative services fees due to the Reorganization.

(d) To reflect the change in plan administration services fees due to the Reorganization.

(e) To reflect the change in other fees due to the Reorganization.

(f) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganization per the agreement by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses following the merger.


                                       24



3.  CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A, Class B, Class C, Class I, Class R (to be redesignated Class R), Class R3, Class R4 and Class I (to be redesignated Class R5) shares of Seligman Smaller-Cap Value Fund as if the Reorganization were to have taken place on Dec. 31, 2008. The following table reflects the number of Seligman Smaller-Cap Value Fund shares assumed to be issued to the shareholders of RiverSource Small Cap Advantage Fund.

                                                      RIVERSOURCE SMALL   SELIGMAN SMALLER-CAP
                                                     CAP ADVANTAGE FUND        VALUE FUND          TOTAL PRO FORMA
                                                        SHARES ISSUED      SHARES OUTSTANDING    SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
Class A                                                  13,737,429             7,198,025            20,935,454
-------------------------------------------------------------------------------------------------------------------
Class B                                                   2,830,128             1,030,239             3,860,367
-------------------------------------------------------------------------------------------------------------------
Class C                                                     327,512             4,514,735             4,842,247
-------------------------------------------------------------------------------------------------------------------
Class I(1)                                                      452                   N/A                   452
-------------------------------------------------------------------------------------------------------------------
Class R2(2)                                                     216               940,655               940,871
-------------------------------------------------------------------------------------------------------------------
Class R3(1)                                                     217                   N/A                   217
-------------------------------------------------------------------------------------------------------------------
Class R4(1)                                                   2,947                   N/A                 2,947
-------------------------------------------------------------------------------------------------------------------
Class R5(2)                                                     204               761,667               761,871
-------------------------------------------------------------------------------------------------------------------



(1) The inception date for Seligman Smaller-Cap Value Fund Class I, Class R3 and Class R4 shares is expected to be in the third quarter of 2009.

(2) Effective May 9, 2009, the Class R and Class I shares of the Seligman Fund will be redesignated as Class R2 and Class R5 shares, respectively.


                                       25



COMBINED PORTFOLIO OF INVESTMENTS
Seligman Smaller Cap Value Fund

DEC. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES


 COMMON STOCKS (99.9%)

ISSUER                  SHARES        SHARES         SHARES      VALUE(A)           VALUE(A)       VALUE(A)

                                                    SELIGMAN                                       SELIGMAN
                                                  SMALLER-CAP                                     SMALLER-CAP
                       SELIGMAN     RIVERSOURCE    VALUE FUND    SELIGMAN          RIVERSOURCE    VALUE FUND
                     SMALLER-CAP     SMALL CAP     PRO FORMA    SMALLER-CAP         SMALL CAP      PRO FORMA
                      VALUE FUND  ADVANTAGE FUND    COMBINED    VALUE FUND       ADVANTAGE FUND    COMBINED
AEROSPACE & DEFENSE (2.9%)
Cubic                  185,000        120,000        305,000   $  5,032,000       $  3,264,000   $  8,296,000
                                                               ----------------------------------------------
AIRLINES (11.0%)
Continental
Airlines Cl B          280,000        472,900        752,900(b)   5,056,800          8,540,574     13,597,374
Delta Air Lines        750,000        755,000      1,505,000(b)   8,595,000          8,652,300     17,247,300
                                                               ----------------------------------------------
Total                                                            13,651,800         17,192,874     30,844,674
                                                               ----------------------------------------------
BEVERAGES (1.8%)
Central European
Distribution            80,000        170,000        250,000(b)   1,576,000          3,349,000      4,925,000
                                                               ----------------------------------------------
CHEMICALS (1.7%)
Minerals
Technologies            50,000         65,000        115,000      2,045,000          2,658,500      4,703,500
                                                               ----------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (4.9%)
Brink's                 75,000        145,000        220,000      2,016,000          3,897,600      5,913,600
Waste Connections      130,000        120,000        250,000(b)   4,104,100          3,788,400      7,892,500
                                                               ----------------------------------------------
Total                                                             6,120,100          7,686,000     13,806,100
                                                               ----------------------------------------------
COMMUNICATIONS EQUIPMENT (3.0%)
F5 Networks            200,000        164,100        364,100(b)   4,572,000          3,751,326      8,323,326
                                                               ----------------------------------------------
COMPUTERS & PERIPHERALS (0.3%)
Hypercom               770,000             --        770,000(b)     831,600                 --        831,600
                                                               ----------------------------------------------
CONSTRUCTION AND ENGINEERING (2.3%)
Shaw Group             110,000        210,000        320,000(b)   2,251,700          4,298,700      6,550,400
                                                               ----------------------------------------------
CONTAINERS & PACKAGING (3.0%)
Owens-Illinois         130,000        178,100        308,100(b)   3,552,900          4,867,473      8,420,373
                                                               ----------------------------------------------
DIVERSIFIED CONSUMER SERVICES (3.4%)
Brink's Home
Security Holdings       75,000        160,000        235,000(b)   1,644,000          3,507,200      5,151,200
Sotheby's              190,000        300,000        490,000      1,689,100          2,667,000      4,356,100
                                                               ----------------------------------------------
Total                                                             3,333,100          6,174,200      9,507,300
                                                               ----------------------------------------------
ELECTRICAL EQUIPMENT (8.1%)
Belden                 130,000        195,000        325,000      2,714,400          4,071,600      6,786,000
EnerSys                180,000        300,000        480,000(b)   1,980,000          3,300,000      5,280,000
SunPower Cl B           55,000         99,000        154,000(b)   1,674,200          3,013,560      4,687,760
Thomas & Betts          80,000        165,000        245,000(b)   1,921,600          3,963,300      5,884,900
                                                               ----------------------------------------------
Total                                                             8,290,200         14,348,460     22,638,660
                                                               ----------------------------------------------
ENERGY EQUIPMENT & SERVICES (3.2%)
Exterran Holdings      100,000        145,000        245,000(b)   2,130,000          3,088,500      5,218,500
TETRA Technologies     300,000        480,000        780,000(b)   1,458,000          2,332,800      3,790,800
                                                               ----------------------------------------------
Total                                                             3,588,000          5,421,300      9,009,300
                                                               ----------------------------------------------
FOOD PRODUCTS (2.7%)
Smithfield Foods       190,000        350,000        540,000(b)   2,673,300          4,924,500      7,597,800
                                                               ----------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (2.7%)
WellCare Health
Plans                  170,034        412,000        582,034(b)   2,186,637          5,298,320      7,484,957
                                                               ----------------------------------------------
HEALTH CARE TECHNOLOGY (2.0%)
Eclipsys               200,000        190,000        390,000(b)   2,838,000          2,696,100      5,534,100
                                                               ----------------------------------------------
HOTELS, RESTAURANTS & LEISURE (6.1%)
Panera Bread Cl A       40,000         50,000         90,000(b)   2,089,600          2,612,000      4,701,600
Penn Natl Gaming       150,000        150,000        300,000(b)   3,207,000          3,207,000      6,414,000
Texas Roadhouse Cl
A                      350,000        440,000        790,000(b)   2,712,500          3,410,000      6,122,500
                                                               ----------------------------------------------
Total                                                             8,009,100          9,229,000     17,238,100
                                                               ----------------------------------------------


                                       26



 COMMON STOCKS (CONTINUED)

ISSUER                  SHARES        SHARES         SHARES      VALUE(A)           VALUE(A)       VALUE(A)

                                                    SELIGMAN                                       SELIGMAN
                                                  SMALLER-CAP                                     SMALLER-CAP
                       SELIGMAN     RIVERSOURCE    VALUE FUND    SELIGMAN          RIVERSOURCE    VALUE FUND
                     SMALLER-CAP     SMALL CAP     PRO FORMA    SMALLER-CAP         SMALL CAP      PRO FORMA
                      VALUE FUND  ADVANTAGE FUND    COMBINED    VALUE FUND       ADVANTAGE FUND    COMBINED
INSURANCE (16.8%)
Aspen Insurance
Holdings               215,000        200,340        415,340(c)$  5,213,750       $  4,858,245   $ 10,071,995
Endurance Specialty
Holdings               160,000        150,000        310,000(c)   4,884,800          4,579,500      9,464,300
Hanover Insurance
Group                  100,000        100,000        200,000      4,297,000          4,297,000      8,594,000
Infinity Property &
Casualty               100,000         90,000        190,000      4,673,000          4,205,700      8,878,700
WR Berkley             180,000        150,000        330,000      5,580,000          4,650,000     10,230,000
                                                               ----------------------------------------------
Total                                                            24,648,550         22,590,445     47,238,995
                                                               ----------------------------------------------
IT SERVICES (2.7%)
CACI Intl Cl A          85,000         84,000        169,000(b)   3,832,650          3,787,560      7,620,210
                                                               ----------------------------------------------
MACHINERY (2.9%)
Mueller Inds           180,000        150,000        330,000      4,514,400          3,762,000      8,276,400
                                                               ----------------------------------------------
MULTILINE RETAIL (2.9%)
Fred's Cl A            390,000        358,000        748,000      4,196,400          3,852,080      8,048,480
                                                               ----------------------------------------------
PERSONAL PRODUCTS (2.5%)
Herbalife              130,000        190,000        320,000(c)   2,818,400          4,119,200      6,937,600
                                                               ----------------------------------------------
PROFESSIONAL SERVICES (2.1%)
School Specialty       165,000        150,000        315,000(b)   3,154,800          2,868,000      6,022,800
                                                               ----------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.3%)
Cypress
Semiconductor          240,000        600,000        840,000(b)   1,072,800          2,682,000      3,754,800
ON Semiconductor       474,100        990,000      1,464,100(b)   1,611,940          3,366,000      4,977,940
Varian
Semiconductor
Equipment
Associates             175,000        172,000        347,000(b)   3,171,000          3,116,640      6,287,640
                                                               ----------------------------------------------
Total                                                             5,855,740          9,164,640     15,020,380
                                                               ----------------------------------------------
SOFTWARE (5.3%)
Lawson Software        680,000        600,000      1,280,000(b)   3,223,200          2,844,000      6,067,200
Quest Software         380,000        330,300        710,300(b)   4,784,200          4,158,477      8,942,677
                                                               ----------------------------------------------
Total                                                             8,007,400          7,002,477     15,009,877
                                                               ----------------------------------------------
SPECIALTY RETAIL (0.3%)
Pacific Sunwear of
California             320,000             --        320,000(b)     508,800                 --        508,800
Pier 1 Imports         920,000             --        920,000(b)     340,400                 --        340,400
                                                               ----------------------------------------------
Total                                                               849,200                 --        849,200
                                                               ----------------------------------------------
TOTAL COMMON STOCKS
(Cost:
$288,645,652)                                                  $128,428,977       $152,306,155   $280,735,132

-------------------------------------------------------------------------------------------------------------





 MONEY MARKET FUNDS (1.8%)

ISSUER                                 SHARES         SHARES          SHARES       VALUE(A)        VALUE(A)        VALUE(A)

                                                                     SELIGMAN                                      SELIGMAN
                                                                   SMALLER-CAP                                    SMALLER-CAP
                                      SELIGMAN      RIVERSOURCE     VALUE FUND     SELIGMAN       RIVERSOURCE     VALUE FUND
                                    SMALLER-CAP      SMALL CAP      PRO FORMA     SMALLER-CAP      SMALL CAP       PRO FORMA
                                     VALUE FUND   ADVANTAGE FUND     COMBINED     VALUE FUND    ADVANTAGE FUND     COMBINED
RiverSource Short-Term Cash Fund,
  0.48%                                    --        4,528,753      4,528,753(d) $         --       4,528,753       4,528,753
SSgA U.S. Treasury Money Market
  Fund                                485,553               --        485,553    $    485,553    $         --    $    485,553
TOTAL MONEY MARKET FUNDS
(Cost: $5,014,306)                                                               $    485,553    $  4,528,753    $  5,014,306
                                                                                 --------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $293,659,958)(e)                                                          $128,914,530    $156,834,908    $285,749,438
-----------------------------------------------------------------------------------------------------------------------------




                                       27



 NOTES TO COMBINED INVESTMENTS IN SECURITIES



(A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

(B)    Non-income producing.

(C) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 9.4% of net assets.

(D) Affiliated Money Market Fund -- See Note 6 to the financial statements in the annual report. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(E) At Dec. 31, 2008, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

                                                                                               SELIGMAN
                                                                                              SMALLER-CAP
                                                               SELIGMAN       RIVERSOURCE     VALUE FUND
                                                              SMALLER-CAP      SMALL CAP       PRO FORMA
                                                              VALUE FUND    ADVANTAGE FUND     COMBINED
Cost of securities for federal income tax purposes:          $158,854,000    $134,806,000    $293,660,000
Unrealized appreciation                                      $ 22,266,000    $ 22,719,000    $ 44,985,000
Unrealized depreciation                                       (52,205,000)       (690,000)    (52,895,000)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation/depreciation                     $(29,939,000)   $ 22,029,000    $ (7,910,000)
---------------------------------------------------------------------------------------------------------



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc

PART C. OTHER INFORMATION

Item 15. Indemnification.

     Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant's Amended and Restated Articles of Incorporation filed to Registrant's Post-Effective Amendment No. 74 filed on April 29, 1997 and
     Article X of Registrant's Amended and Restated By-laws filed to Registrant's Post-Effective Amendment No. 86 filed on May 1, 2006.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)(a) Articles Supplementary abolishing Class D shares dated May 16, 2008. (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on April 29, 2008.)

(1)(b) Articles Supplementary in respect of Seligman Smaller-Cap Value Fund dated December 16, 2004. (Incorporated by reference to Registrant's Post-Effective Amendment No. 16 as Exhibit (a) filed on April 29, 2005.)

(1)(c) Articles Supplementary dated April 7, 2003. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed on April 29, 2003.)

(1)(d) Articles of Amendment dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on November 30, 2001.)

(1)(e) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(1)(f) Articles of Incorporation of the Registrant. (Incorporated by reference to Registrant's Initial Registration Statement filed on January 29, 1997.)

(2) Amended and Restated By-laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on May 1, 2006.)

(3)  Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5) Rights of security holders are set forth in: Article FIFTH and SEVENTH of the Registrant's Articles of Incorporation (Incorporated by reference to Registrant's Initial Registration Statement filed on January 29, 1997), Article SECOND of the Registrant's Articles Supplementary dated May 16, 2008 (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on April 29, 2008) and Articles III, VI and

     XII of Registrant's Amended and Restated By-laws (Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on May 1, 2006).

(6) Management Agreement between Registrant and RiverSource Investments, LLC, to be filed by amendment.

(7)(a) Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on January 28, 2003.)

(7)(b) Form of Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(7)(c) Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(7)(d) Distributing Agreement between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(7)(e) Amended Distributing Agreement between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.), to be filed by amendment.

(7)(f) Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Morgan Stanley Dean Witter & Co. (Incorporated by reference to Post-Effective Amendment No 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 28, 1997.)

(7)(g) Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Morgan Stanley Dean Witter & Co. with respect to certain Chilean institutional investors. (Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 28, 1997.)

(7)(h) Form of Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on April 28, 1997.)

(7)(i) Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(8) Deferred Compensation Plan for Directors/Trustees of the RiverSource complex of funds. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(9)(a) Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company (as assigned to State Street Bank and Trust Company on April 28, 2000). (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(9)(b) Form of Amendment to Custody Agreement dated April 1, 2001 between the Registrant and State Street Bank and Trust Company, to be filed by amendment.

(10)(a) Form of Amended Administration, Shareholder Services and Distribution Plan of each of Registrant's Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(10)(b) Form of Amended Administration, Shareholder Services and Distribution Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of Seligman Core Fixed Income Fund, Inc., (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(10)(c) Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(d) Form of Selected Dealer Agreement between Merrill Lynch and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(e) Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811- 21365) filed on December 29, 2006.)

(10)(f) Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(g) Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(h) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(i) Participation Agreement between Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 29, 2005.)

(10)(j) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Data Corp.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(k) Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(l) Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(10)(m) Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(n) Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(o) Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(p) Form of Plan of Multiple Classes of Shares (Five Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(10)(q) Form of Plan of Multiple Classes of Shares (New Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, to be filed by amendment.

(11) Opinion and consent of counsel as to the legality of the securities being registered, to be filed by amendment.

(12) Tax opinion to be filed by amendment.

(13)(a) Form of Administrative Services Agreement dated November 7, 2008, between Registrant and Ameriprise Financial, Inc. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(13)(b) Form of License Agreement between Ameriprise Financial, Inc. and the Seligman funds (Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement of RiverSource Diversified Income Series, Inc. (File No. 2-51586) filed on October 30, 2007.)

(14) Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(15) Financial Statements: Not applicable.

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (16).

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant dated November 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(b) Codes of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008 and November 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(c) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(d) Prospectus, dated May 1, 2008 for Seligman Smaller-Cap Value Fund, to be filed by Amendment.

(17)(e) Prospectus, dated May 30, 2008 for RiverSource Small Cap Advantage Fund, to be filed by Amendment.

(17)(f) Statement of Additional Information, dated May 1, 2008 for Seligman Smaller-Cap Value Fund to be filed by Amendment.

(17)(g) Statement of Additional Information, dated April 1, 2009 for RiverSource Small Cap Advantage Fund, to be filed by Amendment.

(17)(h) Annual Report for the fiscal year ended December 31, 2008 for Seligman Smaller-Cap Value Fund, to be filed by Amendment.

(17)(i) Annual Report for the period ended March 31, 2008 for RiverSource Small Cap Advantage Fund, to be filed by Amendment.

(17)(j) Semiannual Report for the fiscal period ended Sept. 30, 2008 for RiverSource Small Cap Advantage Fund, to be filed by amendment.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis, and State of Minnesota on the _____ day of Feb., 2009.

SELIGMAN VALUE FUND SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
Patrick T. Bannigan
President


By /s/ Lawrence P. Vogel
   ----------------------------------
Lawrence P. Vogel
Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the _____ day of Feb., 2009.

Signature                                    Capacity
---------                               ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (16), by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 8, 2009.